As filed with the Securities and Exchange Commission on February 28, 2000
                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____ [ ]
                       Post-Effective Amendment No. 59 [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 60
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                    Copy to:
           George Stevens, Esq.              Carl Frischling, Esq.
           BISYS Fund Services               Kramer Levin Naftalis & Frankel LLP
           3435 Stelzer Road                 919 Third Avenue
           Columbus, Ohio 43219              New York, New York 10022
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|X|   Immediately upon filing pursuant to paragraph (b)     |_|   on ------- pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)     |_|   on (date) pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)     |_|   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The statement of additional information for each series of The Victory Portfolios, dated February 28, 2000, is incorporated by reference to post-effective amendment no. 58 to its registration statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 30, 1999 (accession number 0000922423-99-001542).

 Prospectus


 Equity Funds


Value Fund
Class A and G Shares

Established Value Fund
Class A and G Shares

Diversified Stock Fund
Class A and G Shares

Stock Index Fund
Class A and G Shares

Growth Fund
Class A and G Shares

Special Value Fund
Class A and G Shares


 Small Company Opportunity Fund
Class A and G Shares


International Growth Fund
Class A and G Shares


February 28, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND
(800-539-3863)
or visit the Victory Funds' website at:
www.victoryfunds.com

 The Victory Portfolios

 Table of Contents

 Introduction                                                               1

Risk/Return Summary for each of the Funds An analysis which includes the investment objective, principal strategies, principal risks, performance, and expenses of each Fund
   Value Fund
    Class A and G Shares                                                   2
   Established Value Fund
    Class A and G Shares                                                   4
  Diversified Stock  Fund
    Class A and G Shares                                                   6
   Stock Index Fund
    Class A and G Shares                                                   8
   Growth Fund
    Class A and G Shares                                                  10
   Special Value Fund
    Class A and G Shares                                                   12
  Small Company Opportunity Fund

    Class A and G Shares                                                  14
  International Growth Fund
    Class A and G Shares                                                  16

Investments                                                               18

Risk Factors                                                              19

Share Price                                                               21

Dividends, Distributions, and Taxes                                       21

Investing with Victory

- Choosing a Share Class                                                   23
- How to Buy Shares                                                        26
- How to Exchange Shares                                                  28
- How to Sell Shares                                                      29

 Organization and Management of the Funds                                  31

 Additional Information                                                    34

 Financial Highlights
  Value Fund                                                              35
  Established Value Fund                                                  36
  Diversified Stock Fund                                                   37
  Stock Index Fund                                                         38
  Growth Fund                                                              39
  Special Value Fund                                                       40
   Small Company Opportunity Fund                                          41
  International Growth Fund                                                42


 Key to Financial Information

 Objective and Strategies


The goals and the strategies that a Fund plans to use to pursue its investment objective.


 Risk Factors


The risks you may assume as an investor in a Fund.


 Performance


A summary of the historical performance of a Fund in comparison to an unmanaged index.


 Expenses


The costs you will pay, directly or indirectly, as an investor in a Fund, including sales charges and ongoing expenses.


Shares of the Funds are:


- Not insured by the FDIC;

- Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

- Subject to possible investment risks, including possible loss of the amount invested.

Introduction





This  Prospectus  explains  the  objectives,   policies,   risks,   performance,
strategies, and expenses of the Shares of the Victory Funds described in this Prospectus (the Funds).


Investment Objective and Strategy

Each Fund pursues its investment objective by investing primarily in equity securities. Each Fund generally seeks to provide long-term growth of capital. In addition, the Value Fund and Special Value Fund each seeks to provide dividend income. The Stock Index Fund seeks to achieve its investment performance by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. However, each Fund has unique investment strategies and its own risk/reward profile. Please review the "Risk/Return Summary" for each Fund and the "Investments" section for an overview.

Risk Factors

Each Fund invests primarily in equity securities. The value of equity securities may fluctuate in response to the activities of an individual company, or in response to general market or economic conditions. There are other potential risks discussed in each "Risk/Return Summary" and in "Risk Factors."

Who May Want to Invest in the Funds

* Investors who want a diversified portfolio

* Investors willing to accept the risk of price and dividend fluctuations

* Investors willing to accept higher short-term risk along with higher potential long-term returns


* Long-term investors with a particular goal, like saving for retirement or a child's education


Share Classes


Each Fund offers Class A and  G Shares. See "Choosing a Share Class."



Key Asset Management Inc., which we will refer to as the "Adviser" or "KAM" throughout this Prospectus, manages the Funds.


Please read this Prospectus before investing in the Funds and keep it for future reference.


The following pages provide you with an overview of each of the Funds. Please look at the objective, policies, strategies, risks, and expenses to determine which Fund will suit your risk tolerance and investment needs.

Risk/Return Summary

VALUE FUND



 CLASS A SHARES
Cusip#: 926464868

SVLSX

CLASS G SHARES
Cusip#: 926464249


Investment Objective

The Value Fund seeks to provide long-term growth of capital and dividend income.

Principal Investment Strategies

The Value Fund pursues its investment objective by investing primarily in a diversified group of equity securities with an emphasis on companies with above average total return potential. The securities in the Value Fund usually are listed on a national exchange.


KAM seeks equity securities of under-valued companies that are inexpensive in light of the following measurements: below-average price-to-earnings ratios, below-average price-to-book ratios, lower-than-average price-to-cash-flow ratios and above-average dividend yields. KAM may consider factors such as a company's earnings growth, return on equity, stock price volatility relative to the market, management, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.

Under normal market conditions, the Value Fund will invest at least 80% of its total assets in equity securities and securities convertible or exchangeable into common stock.


There is no guarantee that the Value Fund will achieve its objectives.

Principal Risks

You may lose money by investing in the Value Fund. The Value Fund is subject to the following principal risks, more fully described in "Risk Factors." The Value Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Value Fund declines.


  - Value stocks fall out of favor relative to growth stocks.

* The portfolio manager does not execute the Value Fund's principal investment strategies effectively.


* A company's earnings do not increase as expected.


An investment in the Value Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Value Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Value Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


The bar chart shows returns for Class A Shares of the Value Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1994      0.26%
1995     33.73%
1996     22.40%
1997     27.51%
1998     26.33%
1999     11.07%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 18.21% (quarter ending December 31, 1998) and the lowest return for a quarter was - 9.06% (quarter ending September 30, 1999).

The table shows how the average annual total returns for Class A Shares of the Value Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns                             Since
(for the Periods ended            Past        Past     Inception
December 31,  1999)(1)           One Year    5 Years    (12/3/93)

Class A                           4.70%      22.52%     18.45%
S&P 500 Index(2)                 21.04%      28.55%     23.30%


1 The Value Fund did not offer Class G Shares prior to December 15, 1999.

2 The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)     Class A        Class G

Maximum Sales Charge
Imposed on Purchases                         5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of             NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE           NONE

Redemption Fees                              NONE           NONE

Exchange Fees                                NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management  Fees(3)                          0.75%          0.75%


Distribution (12b-1) Fees                    0.00%          0.50%


Other Expenses (includes a
 Shareholder servicing fee of 0.25%
applicable to Class A Shares)                0.45%           0.26%

Total Fund Operating Expenses                1.20%(4)        1.51%(5)


Fee Waiver/Expense Reimbursement            (0.00)%        (0.06)%

Net Expenses                                 1.20%          1.45%(6)

1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 Management fees have been restated to reflect reduction from 1.00% to 0.75%.

4 The Adviser may waive its management fee and reimburse expenses , as allowed by law, so that the net operating expenses of Class A Shares do not exceed 1.15%. The Adviser may terminate this waiver/reimbursement at any time to the extent allowed by law.


5 Other expenses of Class G Shares are based on estimated amounts for the current fiscal year.


6 The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Value Fund at a maximum of 1.45% until at least February 28, 2001.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Value Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Value Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           1 Year   3 Years  5 Years  10 Years


Class A    $690     $934     $1,197   $1,946
Class G    $148      $471     $  818   $1,796


1 This Example assumes that net annual operating expenses for Class G Shares of the Value Fund will equal 1.45% until February 28, 2001 and will equal 1.51% thereafter.

 Risk/Return Summary


ESTABLISHED VALUE FUND


CLASS A SHARES
Cusip#: 926464231

CLASS G SHARES
Cusip#: 926464371
GETGX


Investment Objective


The investment objective of the Established Value Fund is long-term capital growth by investing primarily in common stocks.


Principal Investment Strategies


The Established Value Fund pursues its investment objective by investing primarily in equity securities of companies with market capitalization, at the time of purchase, of $2 billion or more. The companies are usually selected from those in the Standard & Poor's Composite Stock Price Index (S&P 500).

In making investment decisions, the Adviser looks for companies whose stock is trading at prices below what the Adviser believes represent their true value. When selecting investments for the Established Value Fund's portfolio, the Adviser looks for the following characteristics, among others: consistent earnings growth; stable earnings growth combined with dividend yield, rising earnings prospects; price-to-book ratios and price-to-earnings ratios that are generally lower than those prevalent in the market; and the rate at which a stock's price is rising. The Adviser uses a computer model that examines the characteristics described above, among others, to assist in selecting securities that appear favorably priced.

Under normal market conditions, the Established Value Fund :

* Will invest at least 80% of its total assets in equity securities of companies with market capitalization of $2 billion or more.

There is no guarantee that the Established Value Fund will achieve its objectives.


Principal Risks


You may lose money by investing in the Established Value Fund. The Established Value Fund is subject to the following principal risks, more fully described in "Risk Factors." The Established Value Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Established Value Fund declines.



* Value stocks decline in price faster than growth stocks.

* The portfolio manager does not execute the Established Value Fund's principal investment strategies effectively.


* A company's earnings do not increase as expected.


An investment in the Established Value Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Established Value Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance


The bar chart and table shown below provide an indication of the risks of investing in the Established Value Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.

The bar chart shows returns for Class G Shares of the Established Value Fund.


1990     -8.11%
1991     22.23%
1992     10.20%
1993     20.78%
1994      0.32%
1995     26.44%
1996     19.32%
1997     22.65%
1998      6.12%
1999     17.07%

Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 14.12% (quarter ending December 31, 1998) and the lowest return for a quarter was - 13.22% (quarter ending September 30, 1998).

The table shows how the average annual total returns for Class G Shares of the Established Value Fund for one year, five years and ten years compared to those of a broad-based market index.


Average Annual Total Returns
(for the Periods ended             Past        Past            Past
December 31,  1999)              One Year    5 Years         10 Years

Class  G(1)                        17.07%      18.12%         13.18%
S&P 500 Index(2)                   21.04%      28.55%         18.21%

1 The Established Value Fund did not offer Class A Shares as of December 31, 1999. Performance prior to March 26, 1999 reflects performance of the Gradison Established Value Fund.


2 The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses


This section describes the fees and expenses that you may pay if you buy and hold shares of the Established Value Fund.



Shareholder Transaction Expenses
(paid directly from your investment)(1)     Class A        Class G

Maximum Sales Charge
Imposed on Purchases                         5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of             NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE           NONE

Redemption Fees                              NONE           NONE

Exchange Fees                                NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                               0.51%          0.51%


Distribution (12b-1) Fees                     0.00%          0.50%


Other Expenses (includes a
 Shareholder servicing fee of 0.25%
applicable to Class A Shares)                 0.54%          0.26%

Total Fund Operating Expenses                 1.05%          1.27%


Fee Waiver/Expense Reimbursement            (0.17)%        (0.17)%

Net Expenses                                 0.88%(3)       1.10%(4)

1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 Other expenses of Class A Shares are based on estimated amounts for the current fiscal year. KAM was agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A Shares of the Established Value Fund at a maximum of 0.88% until at least February 28, 2001.

4 KAM has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Established Value Fund at a maximum of 1.10% until at least April 1, 2001.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Established Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Established Value Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Established Value Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year   3 Years  5 Years  10 Years


Class A      $660     $874     $1,106   $1,769
Class G      $112     $386     $  681   $1,519


1 This Example assumes that net annual operating expenses for Class A Shares of the Established Value Fund will equal 0.88% until February 28, 2001 and will equal 1.05% thereafter and that net annual operating expenses for Class G Shares of the Established Value Fund will equal 1.10% until April 1, 2001 and will equal 1.27% thereafter.

Risk/Return Summary

DIVERSIFIED STOCK FUND


CLASS A SHARES
Cusip#: 926464603
SRVEX

CLASS G SHARES
Cusip#: 926464421

GRINX



Investment Objective


The Diversified Stock  Fund seeks to provide long-term growth of capital.


Principal Investment Strategies


The Diversified Stock Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.


The Adviser seeks to invest in both growth and value securities. In making investment decisions, the Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer's underlying assets, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation.

Under normal market conditions, the Diversified Stock Fund will invest at least 80% of its total assets in equity securities of large, established companies and securities convertible or exchangeable into common stock, including:


* Growth stocks, which are stocks of companies that the Adviser believes will experience earnings growth; and

* Value stocks, which are stocks that the Adviser believes are intrinsically worth more than their market value.

There is no guarantee that the Diversified Stock Fund will achieve its objectives.




Principal Risks


You may lose money by investing in the Diversified Stock Fund. The Diversified Stock Fund is subject to the following principal risks, more fully described in "Risk Factors." The Diversified Stock Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Diversified Stock Fund declines.

  - Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.


* Value stocks fall out of favor relative to growth stocks.


* The portfolio manager does not execute the Diversified Stock Fund's principal investment strategies effectively.

* A company's earnings do not increase  as  expected.

An investment in the Diversified Stock Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Diversified Stock Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance


The bar chart and table shown below provide an indication of the risks of investing in the Diversified Stock Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.

The bar chart shows returns for Class A Shares of the Diversified Stock Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1990      0.57%
1991     23.98%
1992      9.43%
1993      9.97%
1994      3.96%
1995     35.37%
1996     24.72%
1997     28.28%
1998     23.15%
1999     20.96%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 17.60% (quarter ending December 31, 1998) and the lowest return for a quarter was - 12.43% (quarter ending September 30, 1990).

The table shows how the average annual total returns for Class A Shares of the Diversified Stock Fund for one year, five years and ten years, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns
(for the Periods ended               Past        Past            Past
December 31,  1999)(1)             One Year    5 Years         10 Years

Class A                            14.02%      24.91%         16.84%
S&P 500 Index(2)                   21.04%      28.55%         18.21%

(1) The Diversified Stock Fund did not offer Class G Shares prior to March 29, 1999.


2 The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses


This section describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Stock Fund.



Shareholder Transaction Expenses
(paid directly from your investment)(1)    Class A        Class G

Maximum Sales Charge
Imposed on Purchases                        5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of            NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                     NONE           NONE

Redemption Fees                             NONE           NONE

Exchange Fees                               NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                              0.65%          0.65%

Distribution (12b-1) Fees                    0.00%          0.50%

Other Expenses (includes a
shareholder  servicing fee of 0.25%
applicable to Class  A Shares)               0.45%          0.23%

Total Fund Operating Expenses(3)             1.10%          1.38%


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 The Adviser may waive its management fee and reimburse expenses, as allowed by law, so that the net operating expenses of Class A and Class G Shares of the Diversified Stock Fund will equal 1.07% and 1.29% respectively. The Adviser may terminate these waivers/reimbursements at any time to the extent allowed by law.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Diversified Stock Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Diversified Stock Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Diversified Stock Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year   3 Years  5 Years  10 Years


Class A      $681     $905     $1,146   $1,838
 Class G     $140     $437     $  755   $1,657

 Risk/Return Summary


STOCK INDEX FUND


CLASS A SHARES
Cusip#: 926464850
SSTIX

CLASS G SHARES
Cusip#: 926464355
VINGX


Investment Objective


The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index).(1)


Principal Investment Strategies


The Stock Index Fund pursues its investment objective by attempting to duplicate the capital performance and dividend income of the S&P 500 Index. The Stock Index Fund primarily invests in many of the equity securities that are in the S&P 500 Index, including American Depository Receipts (ADRs), and secondarily in related futures and options contracts.

The S&P 500 Index is comprised of 500 common stocks. To minimize small positions and transactions expenses, the Stock Index Fund need not invest in every stock included in the S&P 500 Index. The Stock Index Fund may purchase stocks that are not included in the S&P 500 Index if the Adviser believes that these investments will reduce "tracking error" (the difference between the Stock Index Fund's investment results, before expenses, and that of the S&P 500 Index).


The Stock Index Fund is not managed in the traditional sense using economic, financial, and market analysis. Therefore, the Stock Index Fund will not sell a stock that is underperforming as long as it remains in the S&P 500 Index. Brokerage costs, fees, operating expenses, and tracking errors will normally result in the Stock Index Fund's total return being lower than that of the S&P 500 Index.


There is no guarantee that the Stock Index Fund will achieve its objectives.


Principal Risks


You may lose money by investing in the Stock Index Fund. The Stock Index Fund is subject to the following principal risks, more fully described in "Risk Factors." The Stock Index Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Stock Index Fund declines.

* The portfolio manager does not execute the Stock Index Fund's principal investment strategies effectively.

* Hedges created by using derivative instruments, including futures or options contracts, do not respond to economic or market conditions as expected.


In addition, the Stock Index Fund may purchase, retain, and sell securities when such transactions would not be consistent with traditional investment criteria. The Stock Index Fund generally will remain fully invested in common stocks even when stock prices generally are falling. Accordingly, an investor is exposed to a greater risk of loss (or conversely, a greater prospect of gain) from fluctuations in the value of such securities than would be the case if the Stock Index Fund was not fully invested, regardless of market conditions.


An investment in the Stock Index Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Stock Index Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather sudden and sometimes substantial changes in the value of their investment .

1 "Standard & Poor's 500" is a registered service mark of Standard and Poor's, which does not sponsor and is in no way affiliated with the Stock Index Fund.

Investment Performance


The bar chart and table shown below provide an indication of the risks of investing in the Stock Index Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.

The bar chart shows returns for Class A Shares of the Stock Index Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1994      0.92%
1995     36.47%
1996     22.18%
1997     32.40%
1998     27.70%
1999     20.23%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending December 31, 1998) and the lowest return for a quarter was - 10.01% (quarter ending September 30, 1998).

The table shows how the average annual total returns for Class A Shares of the Stock Index Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.


Average Annual Total Returns                               Since
(for the Periods ended               Past        Past     Inception
December 31,  1999)(1)             One Year    5 Years    (12/3/93)

Class A                            13.30%      26.16%     21.35%
S&P 500 Index(2)                   21.04%      28.55%     23.30%

(1) The Stock Index Fund did not offer Class G Shares prior to June 30, 1999.


(2) The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses


This section describes the fees and expenses that you may pay if you buy and hold shares of the Stock Index Fund.



Shareholder Transaction Expenses
(paid directly from your investment)(1)     Class A        Class G

Maximum Sales Charge
Imposed on Purchases                         5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of             NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE           NONE

Redemption Fees                              NONE           NONE

Exchange Fees                                NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                               0.60%          0.60%

Distribution (12b-1) Fees                     0.00%          0.00%

Other Expenses (includes a
shareholder  servicing fee of 0.25%
applicable to Class  G Shares)                0.21%          1.13%

Total Fund Operating Expenses                 0.81%          1.73%

 Fee Waiver/Expense Reimbursement            (0.00)%        (0.91)%

Net Expenses                                  0.81%(3)       0.82%(4)


(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


(2) Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

(3) The Adviser may waive its management fee and reimburse expenses , as allowed by law, so that the net operating expenses of Class A Shares of the Stock Index Fund will equal 0.57%. The Adviser may terminate this waiver/reimbursement at any time to the extent allowed by law.

(4) The Adviser has contractually agreed to waive its management fees and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Stock Index Fund at a maximum of 0.82% until at least February 28, 2001. Other expenses of Class G Shares are based on estimated amounts for the current fiscal year.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Stock Index Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Stock Index Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Stock Index Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year   3 Years  5 Years  10 Years


Class  A     $653     $819     $999     $1,519
Class G      $ 84     $456     $853     $1,965

1 This Example assumes that Net Annual Fund Operating Expenses for Class G Shares will equal 0.82% until February 28, 2001 and will equal 1.73% thereafter.

 Risk/Return Summary


GROWTH FUND


CLASS A SHARES
Cusip#: 926464793
SGRSX

CLASS G SHARES
Cusip#: 926464256


Investment Objective


The Growth Fund seeks to provide long-term growth of capital .


Principal Investment Strategies


The Growth Fund pursues its investment objective by investing primarily in equity securities of companies with superior prospects for long-term earnings growth and price appreciation. The issuers usually are listed on a nationally recognized exchange.

In making investment decisions, the Adviser will look for above average growth rates, high return on equity, issuers that reinvest their earnings in their business, and strong balance sheets.

Under normal market conditions, the Growth Fund will invest at least 80% of its total assets in common stocks and securities convertible into common stocks.

There is no guarantee that the Growth Fund will achieve its objectives.


Principal Risks


You may lose money by investing in the Growth Fund. The Growth Fund is subject to the following principal risks, more fully described in "Risk Factors." The Growth Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Growth Fund declines.

  - Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

* The portfolio manager does not execute the Growth Fund's principal investment strategies effectively.


* A company's earnings do not increase as expected.


An investment in the Growth Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Growth Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and do not require significant current income from their investments.

Investment Performance


The bar chart and table shown below provide an indication of the risks of investing in the Growth Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.

The bar chart shows returns for Class A Shares of the Growth Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1994     -0.50%
1995     31.47%
1996     24.95%
1997     31.35%
1998     37.18%
1999     17.90%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 22.84% (quarter ending December 31, 1998) and the lowest return for a quarter was - 6.70% (quarter ending September 30, 1998).

The table shows how the average annual total returns for Class A Shares of the Growth Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns                                  Since
(for the Periods ended             Past        Past         Inception
December 31,  1999)(1)           One Year    5 Years        (12/3/93)

Class A                           11.13%      26.88%         21.62%
S&P 500 Index(2)                  21.04%      28.55%         23.30%

(1) The Growth Fund did not offer Class G Shares prior to December 15, 1999.

(2) The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.



Fund Expenses


This section describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.



Shareholder Transaction Expenses
(paid directly from your investment)(1)     Class A        Class G

Maximum Sales Charge
Imposed on Purchases                         5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of             NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE           NONE

Redemption Fees                              NONE           NONE

Exchange Fees                                NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management  Fees(3)                          0.75%          0.75%


Distribution (12b-1) Fees                    0.00%          0.50%


Other Expenses (includes a
shareholder  servicing fee of 0.25%
applicable to Class A Shares)                0.49%          0.27%

Total Fund Operating Expenses                1.24%          1.52%(4)


Fee Waiver/Expense Reimbursement            (0.04)%        (0.07)%

Net Expenses(5)                              1.20%          1.45%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


(2) Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

(3) Management fees have been restated to reflect reduction from 1.00% to 0.75%.


(4) Other expenses of Class G Shares are based on estimated amounts for the current fiscal year.


(5) The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A and Class G Shares of the Growth Fund at a maximum of 1.20% and 1.45%, respectively, until at least February 28, 2001.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Growth Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Growth Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year   3 Years  5 Years  10 Years


Class A      $690     $942     $1,213   $1,985
Class G      $148     $473     $  822   $1,807


(1) This Example assumes that Net Annual Fund Operating Expenses for Class A Shares will equal 1.20% until February 28, 2001 and will equal 1.24% thereafter and that Net Annual Fund Operating Expenses for Class G Shares will equal 1.45% until February 28, 2001 and will equal 1.52% thereafter.

 Risk/Return Summary


SPECIAL VALUE FUND


CLASS A SHARES
Cusip#: 926464843
SSVSX

CLASS G SHARES
Cusip#: 926464264

Investment Objective


The Special Value Fund seeks to provide long-term growth of capital and dividend income.


Principal Investment Strategies


The Special Value Fund pursues its investment objective by investing primarily in equity securities of small- and medium-sized companies listed on a national exchange. Small-sized companies are defined as those having market capitalization of less than $1 billion at the time of purchase, and medium-size companies are defined as those having a market capitalization of between $1 billion and $5 billion at the time of purchase.


The Adviser looks for companies with above average total return potential whose equity securities are under-valued. KAM looks for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or lower-than-average price-to-cash-flow ratios. KAM may consider factors such as a company's earnings growth, dividend payout ratio, return on equity, stock price volatility relative to the market, new management and upcoming corporate restructuring, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.


Under normal market conditions the Special Value Fund will invest at least 80% of its total assets in common stocks and securities convertible into common stock of small- and medium-sized companies.

There is no guarantee that the Special Value Fund will achieve its objectives.




Principal Risks


You may lose money by investing in the Special Value Fund. The Special Value Fund is subject to the following principal risks, more fully described in "Risk Factors." The Special Value Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Special Value Fund declines.

  - Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions.


  - Value stocks fall out of favor relative to growth stocks.


* The portfolio manager does not execute the Special Value Fund's principal investment strategies effectively.


* A company's earnings do not increase as expected.




An investment in the Special Value Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Special Value Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance


The bar chart and table shown below provide an indication of the risks of investing in the Special Value Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


The bar chart shows returns for Class A Shares of the Special Value Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1994      1.27%
1995     26.80%
1996     19.22%
1997     27.79%
1998     -9.08%
1999     -1.26%

Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 14.13% (quarter ending December 31, 1998) and the lowest return for a quarter was - 20.87% (quarter ending September 30, 1998).

The table shows how the average annual total returns for Class A Shares of the Special Value Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns                                    Since
(for the Periods ended              Past        Past          Inception
December 31,  1999)(1)             One Year    5 Years        (12/3/93)

Class A                            -6.96%      10.34%          9.17%
 S&P 400 Mid-Cap Index(2)          14.72%      23.05%         17.90%

(1) The Special Value Fund did not offer Class G Shares prior to December 15 , 1999.

(2) The Standard & Poor's 400 Mid-Cap Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-size companies. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.



Fund Expenses


This section describes the fees and expenses that you may pay if you buy and hold shares of the Special Value Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)      Class A        Class G

Maximum Sales Charge
Imposed on Purchases                         5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of             NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE           NONE

Redemption Fees                              NONE           NONE

Exchange Fees                                NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management  Fees(3)                          0.80%          0.80%


Distribution (12b-1) Fees                    0.00%          0.50%


Other Expenses (includes a
shareholder  servicing fee of 0.25%
applicable to Class A Shares)                 0.53%          0.33%

Total Fund Operating Expenses                 1.33%          1.63%(4)

 Fee Waiver/Expense Reimbursement            (0.00)%        (0.03)%

Net Expenses                                  1.33%(5)       1.60%(6)


(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


(2) Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.


(3) Management fees have been restated to reflect the reduction from 1.00% to 0.80%.

(4) Other expenses of Class G Shares are based on estimated amounts for the current fiscal year.

(5) The Adviser may waive its management fee and reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares will equal 1.30%. The Adviser may terminate this waiver/reimbursement at any time to the extent allowed by law.

(6) The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Special Value Fund at a maximum of 1.60% until at least February 28, 2001.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Special Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Special Value Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Special Value Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year   3 Years  5 Years  10 Years

Class A     $703     $972     $1,262   $2,084
Class G     $163     $511     $  884   $1,930

(1) This Example assumes that net operating expenses for Class G Shares of the Value Fund will equal 1.60% until February 28, 2001 and will equal 1.63% thereafter.

Risk/Return Summary

SMALL COMPANY OPPORTUNITY FUND


CLASS A SHARES
Cusip#: 926464835
SSGSX

CLASS G SHARES
Cusip#: 926464389
GOGFX


Investment Objective

The Small Company Opportunity Fund seeks to provide capital appreciation.

Principal Investment Strategies

The Small Company Opportunity Fund invests primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio. The Adviser considers small companies to be companies with capitalizations of $2 billion or less. The Small Company Opportunity Fund may continue to hold an investment made in a small company after its market capitalization exceeds this level. The Adviser uses a computer model to select securities that appear favorably priced.

Under normal market conditions, the Small Company Opportunity Fund:

* Will invest at least 80% of its total assets in equity securities of small companies. These equity investments include:

  - Common stock

  - Convertible preferred stock

  - Debt convertible or exchangeable into equity securities

There is no guarantee that the Small Company Opportunity Fund will achieve its objectives.

Principal Risks

You may lose money by investing in the Small Company Opportunity Fund. The Small Company Opportunity Fund is subject to the following principal risks, more fully described in "Risk Factors." The Small Company Opportunity Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Small Company Opportunity Fund declines.

  - Value stocks fall out of favor relative to growth stocks.

  - Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions.

* The portfolio manager does not execute the Small Company Opportunity Fund's principal investment strategies effectively.

* A company's earnings do not increase as expected.

An investment in the Small Company Opportunity Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Small Company Opportunity Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Small Company Opportunity Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.

The bar chart shows returns for Class G Shares of the Small Company Opportunity Fund.

1990     -13.05%
1991      35.92%
1992      14.31%
1993      11.07%
1994      -2.18%
1995      26.76%
1996      19.47%
1997      31.18%
1998      -6.93%
1999      -1.08%

Past performance does not indicate future results.

During the period shown in the bar chart, the highest return for a quarter was 20.24% (quarter ending March 31, 1991) and the lowest return for a quarter was -19.96% (quarter ending September 30, 1998).

The table shows how the average annual total returns for Class A and Class G Shares of the Small Company Opportunity Fund for one year, five years and ten years compare to those of a broad-based market index.

Average Annual Total Returns
(for the Periods ended            Past        Past           Past
December 31, 1999)              One Year    5 Years        10 Years

Class G(1)                      -1.08%      12.83%         10.38%
Russell 2000 Index(2)           21.26%      16.69%         13.40%

(1) The Small Company Opportunity Fund did not offer Class A Shares prior to March 26, 1999. Performance prior to March 26, 1999 reflects performance of the Gradison Opportunity Value Fund.

(2) The Russell 2000 Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of small companies. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Small Company Opportunity Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)     Class A        Class G

Maximum Sales Charge
Imposed on Purchases                         5.75%           NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of             NONE(2)         NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE            NONE

Redemption Fees                              NONE            NONE

Exchange Fees                                NONE            NONE

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                              0.62%           0.62%

Distribution (12b-1) Fees                    0.00%           0.50%

Other Expenses (includes a
shareholder servicing fee of 0.25%
applicable to Class A Shares)                0.55%           0.35%

Total Fund Operating Expenses                1.17%           1.47%

Fee Waiver/Expense Reimbursement            (0.00)%         (0.17)%

Net Expenses                                1.17%(3)        1.30%(4)

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

(3) The Adviser may waive its management fee and reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares of the Small
Company Opportunity Fund will equal 1.15%. The Adviser may terminate this waiver/reimbursement at any time to the extent allowed by law.

(4) KAM has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Small Company Opportunity Fund at a maximum of 1.30% until at least April 1, 2001.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Small Company Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Company Opportunity Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Company Opportunity Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year   3 Years  5 Years  10 Years

Class A     $687     $925     $1,182   $1,914
Class G     $132     $426     $  756   $1,690

(1) This Example assumes that net annual operating expenses for Class G Shares will equal 1.30% until April 1, 2001 and will equal 1.47% thereafter.

Risk/Return Summary

INTERNATIONAL GROWTH FUND


CLASS A SHARES
Cusip#: 926464702
SIDSX

CLASS G SHARES
Cusip#: 926464439
INTFX


Investment Objective

The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk.

Principal Investment Strategies

The International Growth Fund pursues its objective by investing primarily in equity securities of foreign corporations, most of which are denominated in foreign currencies.

The International Growth Fund will invest most of its assets in securities of companies traded on exchanges outside of the U.S., including developed and emerging countries. In making investment decisions, KAM and Indocam International Investment Services, S.A., the International Growth Fund's sub-adviser, may analyze the economies of foreign countries and the growth potential for individual sectors and securities.

Under normal market conditions, the International Growth Fund:

* Will invest at least 65% of its total assets in:

  - Securities (including "sponsored" and "unsponsored" ADRs) of companies that derive more than 50% of their gross revenues from, or have more than 50% of their assets, outside the United States; and
  - Securities for which the principal trading markets are located in at least three different countries (excluding the United States); and

* The International Growth Fund may invest up to 20% of its total assets in securities of companies located in emerging countries.

There is no guarantee that the International Growth Fund will achieve its objectives.

Principal Risks

You may lose money by investing in the International Growth Fund. The International Growth Fund is subject to the following principal risks, more fully described in "Risk Factors." The International Growth Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates, and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

* The prices of foreign securities issued in emerging countries experience more volatility because the securities markets in these countries may not be well established.

* The market value of securities acquired by the International Growth Fund declines.

* The portfolio manager does not execute the International Growth Fund's principal investment strategies effectively.

An investment in the International Growth Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The International Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with stocks that do not pay out significant portions of their earnings as dividends. It also may be appropriate for investors who are comfortable with assuming the added risks associated with investments in foreign countries and investments denominated in foreign currencies. By itself, the International Growth Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and do not require significant current income from their investments.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the International Growth Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.

The bar chart shows returns for Class A Shares of the International Growth Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1991      9.75%
1992     -6.41%
1993     35.91%
1994      2.72%
1995      7.71%
1996      6.29%
1997      2.33%
1998     17.48%
1999     41.92%

Past performance does not indicate future results.

During the period shown in the bar chart, the highest return for a quarter was 29.84% (quarter ending December 31, 1999) and the lowest return for a quarter was -15.23% (quarter ending September 30, 1998).

The table shows how the average annual total returns for Class A Shares of the International Growth Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns                               Since
(for the Periods ended          Past        Past           Inception
December 31, 1999)(1)           One Year    5 Years        (5/18/90)

Class A                         33.72%      12.98%         9.84%
MSACWI Free ex US Index(2)      30.90%      12.31%         8.98%

(1) The International Growth Fund did not offer Class G Shares prior to March 29, 1999.

(2) The Morgan Stanley All Country World Index Free ex US is a widely recognized unmanaged index of common stock prices with country weightings of international companies. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the International Growth Fund.

Shareholder Transaction Expenses
(paid directly from your investment)(1)     Class A        Class G

Maximum Sales Charge
Imposed on Purchases                         5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of             NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE           NONE

Redemption Fees                              NONE           NONE

Exchange Fees                                NONE           NONE

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                              1.10%          1.10%

Distribution (12b-1) Fees                    0.00%          0.50%

Other Expenses (includes a
shareholder servicing fee of 0.25%
applicable to Class A Shares)                0.78%          0.64%

Total Fund Operating Expenses                1.88%          2.24%

Fee Waiver/Expense Reimbursement            (0.00)%        (0.24)%

Net Expenses                                 1.88%(3)       2.00%(4)

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

(3) The Adviser may waive fees and reimburse expenses, as allowed by law, so that the net operating expenses of the International Growth Fund will equal 1.75% for Class A Shares. The Adviser may terminate this waiver/reimbursement at any time to the extent allowed by law.

(4) The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the International Growth Fund at a maximum of 2.00% until at least April 1, 2001.



EXAMPLE: The following Example is designed to help you compare the cost of investing in the International Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Growth Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Growth Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year   3 Years  5 Years  10 Years


Class A      $755     $1,132   $1,533   $2,649
 Class G     $203     $  677   $1,178   $2,556

(1) This Example assumes that Net Annual Fund Operating Expenses for Class G Shares will equal 2.00% until April 1, 2001 and will equal 2.24% thereafter.

Investments

The following describes some of the types of securities the Funds may purchase under normal market conditions to achieve their investment objectives. All Funds will not buy all of the securities listed below.


For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

For a more complete description of which Funds can invest in certain types of securities, see the Statement of Additional Information (SAI).


U.S. Equity Securities.


Can include common stock and securities that are convertible or exchangeable into common stock of U.S.

corporations.

Equity Securities of Companies Traded on Foreign Exchanges.


Can include common stock and securities convertible into stock of non-U.S. corporations.

Equity Securities of Foreign Companies Traded on U.S. Exchanges.

Can include common stock, and convertible preferred stock of non-U.S. corporations. Also may include American
Depository Receipts (ADRs) and Global  Depository Receipts (GDRs).


*Futures Contracts and Options on Futures Contracts.


Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. A Fund may invest in futures in an effort to hedge against market risk, or as a temporary substitute for buying or selling securities, foreign currencies or for temporary cash management purposes. The Stock Index Fund invests in futures as a substitution for S&P 500 stock.


* Derivative Instruments: Indicates a "derivative instrument" whose value is linked to or derived from another security, instrument, or index.

Risk Factors




This Prospectus describes the principal risks that you may assume as an investor in the Funds.

This table summarizes the principal risks, described in the following pages, to which the Funds are subject.



                                                                             Small
                          Established  Diversified  Stock          Special   Company      International
                   Value  Value        Stock        Index  Growth  Value     Opportunity  Growth
                   Fund   Fund         Fund         Fund   Fund    Fund     Fund         Fund

Market risk and     X      X            X            X      X       X        X            X
manager risk


Equity risk        X      X            X            X      X       X        X            X


Currency risk
and/or  foreign
issuer risk                                         X                                    X


Correlation risk                                    X



General  Risks:


* Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.


* Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.


Risk associated with investing in equity securities:


* Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.



By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


An investment in a Fund is not a complete investment program.


Risks associated with investing in foreign securities:

* Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Political and economic risks, along with other factors, could adversely affect the value of the International Growth Fund's securities.

* Foreign issuer risk. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. In addition, foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.





Risk associated with futures and options contracts:

* Correlation risk. Futures and options contracts can be used in an effort to hedge against certain risks. Generally, an effective hedge generates an offset to gains or losses of other investments made by a Fund. Correlation risk is the risk that a hedge created using futures or options contracts (or any derivative, for that matter) does not, in fact, respond to economic or market conditions in the manner the portfolio manager expected. In such a case, the futures or options contract hedge may not generate gains sufficient to offset losses and may actually generate losses.

Share Price





Each Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of trading on the New York Stock Exchange Inc. (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

A Fund's NAV may change on days when shareholders will not be able to purchase or redeem the Fund's shares if the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares.

The Funds value their investments based on market value. When market quotations are not readily available, the Funds value their investments based on fair value methods approved by the Board of Trustees of the Victory Portfolios. Each Class of each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class.


        Total Assets- Liabilities

NAV = ----------------------------
      Number of Shares Outstanding


You can find a Fund's net asset value each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a Fund reaches a specific number of shareholders or level of assets.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.



Dividends, Distributions, and Taxes




As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses. A Fund will distribute short-term gains, as necessary, and if a Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.


Ordinarily, each Fund described in this Prospectus declares and pays dividends quarterly. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways.


 REINVESTMENT OPTION


You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


 CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date.

 INCOME EARNED OPTION


You can automatically reinvest your dividends in additional shares of a Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.


Buying a Dividend. You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your  choice  of  distribution   should  be  set  up  on  the  original  Account
Application. If you would like to change the option you selected, please call 800-539-FUND.


DIRECTED DIVIDENDS OPTION


In most cases, you can automatically reinvest distributions in shares of another fund of the Victory Group. If you reinvest your distributions in a different class of another fund, you may pay a sales charge on the reinvested distributions.

 DIRECTED BANK ACCOUNT OPTION


In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.



 Important Information about Taxes


Each Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

* Ordinary dividends from a Fund are taxable as ordinary income; dividends from a Fund's long-term capital gains are taxable as long-term capital gain.

* Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.


* Dividends from a Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.


* An exchange of a Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.

* Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

* Tax statements will be mailed from each Fund every January showing the amounts and tax status of distributions made to you.

* Under certain circumstances, the International Growth Fund may be in a position to (in which case it would) "pass through" to you the right to a credit or deduction for income or other tax credits earned from foreign investments.

* Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

* You should review the more detailed discussion of federal income tax considerations in the SAI.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in a Fund.

 INVESTING WITH VICTORY


If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. "Choosing a Share Class" will help you decide whether it would be more to your advantage to buy Class A or Class G Shares of a Fund. The following sections will describe how to open an account, how to access information on your account, and how to buy, exchange and sell shares of a Fund.


We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.


All you need to do to get started is to fill out an application.


Choosing a Share Class


Each Fund offers Class A and G Shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.


CLASS A


* Front-end sales charge, as described on the next page. There are several ways to reduce this charge.

* Lower annual expenses, generally, than Class G Shares.


CLASS G

* No front-end sales charge. All your money goes to work for you right away.





* Class G Shares are sold only by certain broker-dealers.



An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.


 Calculation of Sales Charges -- Class A

Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are listed below:


                                       Sales Charge        Sales Charge
                                       as a % of           as a % of
Your Investment in the Fund            Offering Price      Your Investment

Up to $49,999                          5.75%               6.10%
$50,000 up to $99,999                  4.50%               4.71%
$100,000 up to $249,999                3.50%               3.63%
$250,000 up to $499,999                2.50%               2.56%
$500,000 up to $999,999                2.00%               2.04%
$1,000,000 and above*                  0.00%               0.00%


*Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.



For historical expense information on Class A and G Shares, see the "Financial Highlights" at the end of this Prospectus.

There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.



 Sales Charge Reductions and Waivers for Class A Shares


You may qualify for reduced sales charges in the following cases:

1. A Letter of Intent lets you buy Class A Shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.


3. You can combine Class A Shares of multiple Victory Funds, (excluding funds sold without a sales charge) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.


4. Waivers for certain investors:

a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers,"* and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

b.  Investors  who  purchase  shares  for  trust  or  other  advisory   accounts
established with KeyCorp or its affiliates.


c. Investors in Class A Shares who reinvest the proceeds from a liquidation distribution of Class A Shares held in deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group, or invested in a fund of the Victory Group.

d. Investment Professionals who purchased Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

e. Purchase of shares in connection with financial institution sponsored bundled omnibus retirement programs sponsored by financial institutions that have entered into agreements with the Funds' Distributor in connection with the operational requirements of such programs.

f. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999.

* Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

Shareholder Servicing Plan


Each Fund, other than the Stock Index Fund, has adopted a Shareholder Servicing Plan for its Class A Shares. The Shareholder Servicing Plan also applies to Class G Shares of the Stock Index Fund. The shareholder servicing agent performs a number of services for its customers who are shareholders of the Funds. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services a Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of the appropriate class of shares serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically. Distribution Plan

Victory has adopted a Distribution and Service Plan for Class G Shares of each Fund, other than the Stock Index Fund, under which these shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of each such Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of these Funds, including responding to inquiries, providing information to shareholders about their fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. Each such Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

Under the Class G Rule 12b-1 Distribution and Service Plan, Class G Shares of the each Fund, other than the Stock Index Fund, also annually pay the Distributor a monthly distribution fee in an additional amount of up to 0.25% of each such Fund's average daily net assets. The distribution fee is paid to the Distributor for general distribution services and for selling Class G Shares of these Funds. The Distributor makes payments to agents who provide these services.

Victory has adopted separate Rule 12b-1 Distribution and Service Plans for Class A Shares of the Established Value Fund and Small Company Opportunity Fund and Class G Shares of the Stock Index Fund. These share classes do not pay any expenses under this plan.

Because Rule 12b-1 fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to Buy Shares


You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum investment required to open an account is $500 ($100 for IRAs), with additional investments of at least $25. There is no minimum investment required to open an account for additional investments for SIMPLE IRAs. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

If you buy shares directly from the Funds and your investment is received and accepted by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your purchase will be processed the same day using that day's share price.

Make your check payable to:  The  Victory  Funds


Keep the following addresses handy for purchases, exchanges, or redemptions:


 BY REGULAR U.S.  MAIL


Send completed Account Applications with your check, bank draft, or money order to:

Class G Shares
The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202


 Class A Shares
The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

 BY OVERNIGHT MAIL


Use the following address ONLY for overnight packages.

Class G Shares
The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202
Phone: 800-539-FUND


Class A Shares
The Victory Funds

c/o Boston Financial Data Services
66 Brooks Drive
Braintree, MA 02184
Phone: 800-539-FUND


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call 800-539-FUND BEFORE wiring funds .


Class G Shares
The Victory Funds
Firstar Bank
ABA #042000013


For Credit to DDA
Account # 8355281

(insert Fund name,
account number and name)


Class A Shares
The Victory Funds
State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA
Account #9905-201-1


(insert account number,
name, and confirmation
number assigned by the
 Transfer Agent)

 BY TELEPHONE


800-539-FUND
(800-539-3863)

 ACH


After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Funds do not charge a fee for ACH transfers.


 Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

 Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of a Fund.

 Retirement Plans


You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Funds for details regarding an IRA or other retirement plan that works best for your financial situation.


If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.



All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares


You can obtain a list of funds available for exchange by calling 800-539-FUND.



You can sell shares of one fund of the Victory Portfolios to buy shares of the same class of any other. This is considered an exchange.


You can exchange shares of a Fund by writing the Transfer Agent or calling 800-539-FUND. When you exchange shares of a Fund, you should keep the following in mind:

* Shares of the fund selected for exchange must be available for sale in your state of residence.

* The Fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.


* If you acquire Class A Shares of a Fund as a result of an exchange you pay the percentage point difference, if any, between the Fund's sales charge and any sales charge that you previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of a Fund as a result of an exchange from another fund of the Victory Group that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.

* On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.


* You must meet the minimum purchase requirements for the fund you purchase by exchange.


* The registration and tax identification numbers of the two accounts must be identical.


* You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

* Each Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. Each Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.


* Before exchanging, read the prospectus of the fund you wish to purchase by exchange.


* An exchange of Fund shares constitutes a sale for tax purposes.

* Holders of Class G Shares who acquired their shares as a result of the reorganization of the Gradison Funds into the Victory Funds can exchange into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.

How to Sell Shares





If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.


BY TELEPHONE


The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

* Mail a check to the address of record;

* Wire funds to a domestic financial institution;

* Mail a check to a previously designated alternate address; or


*  Electronically  transfer your  redemption  via the Automated  Clearing  House
(ACH).

The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.

 BY MAIL


Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

* Redemptions over $10,000;

* Your account registration has changed within the last 15 days;

* The check is not being mailed to the address on your account;


* The check is not being made payable to the owner of the account;


* The redemption proceeds are being transferred to another Victory Group account with a different registration; or


* The check or wire is being sent to a different bank account.


You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


 BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your funds will be wired on the next business day.

 BY ACH

Normally, your redemption will be processed on the same day , but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier). It will be transferred by ACH as long as the transfer is to a domestic bank.

 Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

 Additional Information about Redemptions


* Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

* A Fund may suspend your right to redeem your shares in the following circumstances:


  - During non-routine closings of the NYSE;

  - When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

  - When the SEC orders a suspension to protect the Fund's shareholders.


* Each Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of a Fund's net assets. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Funds


 About Victory


Each Fund is a member of the Victory Portfolios, a group of over 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Funds.


 The Investment Adviser and Sub-Administrator

Each Fund has an Advisory Agreement which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to each of the Funds. KAM, a subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $76 billion for individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

For the fiscal year ended October 31, 1998, KAM was paid advisory fees based on a percentage of the average daily net assets of each Fund (after waivers) as shown in the following table.

Value Fund                         0.96%
Established Value                  0.49%
Diversified Stock Fund             0.61%
Stock Index Fund                   0.51%
Growth Fund                        0.93%
Special Value Fund                 0.90%
Small Company Opportunity Fund     0.57%
International Growth Fund          0.98%

 Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc. pays KAM a fee at the annual rate of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.



We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to provide services to their shareholders. Each of these organizations is paid a fee for its services.


Portfolio Management


Neil A. Kilbane is the portfolio manager of the Value Fund. Mr. Kilbane, a Certified Financial Analyst, has been the portfolio manager of the Value Fund since April 1998. He is a Portfolio Manager and Managing Director of KAM and has been in the investment business since 1986.


William J. Leugers, Jr., Daniel R. Shick and Gary H. Miller have been the co-portfolio managers of the Established Value Fund and its predecessor, the Gradison Established Value Fund since 1984, 1993 and 1998, respectively, and together are primarily responsible for the day-to-day management of the Established Value Fund's portfolio. Messrs. Leugers and Shick are Portfolio Managers and Managing Directors of Gradison McDonald. Mr. Miller has been a Vice President and Portfolio Manager of Gradison McDonald since 1998; prior to which he was a Portfolio Trader with Gradison McDonald since 1993. Messrs. Leugers, Shick and Miller are also co-portfolio managers of the Small
Company Opportunity Fund and together are primarily responsible for that Fund's portfolio.


Lawrence G. Babin is the portfolio manager of the Diversified Stock Fund, a position he has held since its inception in 1989. A Chartered Financial Analyst, Mr. Babin is a Portfolio Manager and Managing Director of KAM.

Ernest C. Pelaia is the portfolio manager of the Stock Index Fund, a position he has held since July 1999. He is a Portfolio Manager, and has been with KAM since July 1991 as an Analyst, Trader, Investment Officer and most recently Assistant Vice President of Funds Management.

William F. Ruple is the portfolio manager of the Growth Fund, a position he has held since June 1995. He is a Portfolio Manager and Director of KAM, and has been associated with KAM or an affiliate since 1970.

Anthony Aveni and Paul D. Danes are the portfolio managers of the Special Value Fund and together are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Aveni has been a portfolio manager of the Special Value Fund since its inception in December 1993. He is the Chief Investment Officer and a Senior Managing Director with KAM, and has been associated with KAM or an affiliate since 1981. Mr. Danes has been a portfolio manager of the Special Value Fund since October 1995. He is a Portfolio Manager and Director with KAM, and has been associated with KAM or an affiliate since 1987.




Conrad R. Metz and Leslie Globits are primarily responsible for the management of the International Growth Fund. Mr. Metz is a Managing Director of KAM, and formerly served as the sole portfolio manager of the International Growth Fund. He previously was Senior Vice President, International Equities, at Bailard Biehl & Kaiser, and has over 20 years experience in global equity research and portfolio management. Mr. Globits, a Director of KAM, was previously a Senior Financial Analyst and Assistant Vice President in KeyCorp's Corporate Treasury Department, and has been with KAM or an affiliate since 1987.


 The Investment Sub-Adviser to the International Growth Fund


Manager of Managers. KAM, the investment adviser, serves as a Manager of Managers of the International Growth Fund. As Manager of Managers, KAM may select one or more sub-advisers to manage the International Growth Fund's assets. KAM evaluates each sub-adviser's skills, investment styles and strategies in light of KAM's analysis of the international securities markets. Under its Advisory Agreement with Victory, KAM oversees the investment advisory services that a sub-adviser provides to the International Growth Fund. If KAM engages more than one sub-adviser, KAM may reallocate assets among sub-advisers when it believes it is appropriate. KAM provides investment advice regarding short-term debt securities. KAM has the ultimate responsibility for the International Growth Fund's investment performance because it is responsible for overseeing all sub-advisers and recommending to the Fund's Board of Trustees that it hire, terminate or replace a particular sub-adviser.

Victory and KAM have obtained an order from the Securities and Exchange Commission that allows KAM, subject to certain conditions, to select additional sub-advisers with the approval of the Funds' Board of Trustees, without obtaining shareholder approval. The order also allows KAM to change the terms of agreements with the sub-advisers or to keep a sub-adviser even if certain events would otherwise require that sub-advisory agreement to terminate. The Funds will notify shareholders of any sub-adviser change. Shareholders, however, also have the right to terminate an agreement with a particular sub-adviser. If KAM hires more than one sub-adviser, the order also allows the International Growth Fund to disclose only the aggregate amount of fees paid to all sub-advisers.


Indocam International Investment Services, S.A. KAM currently has a Portfolio Management Agreement with Indocam International Investment Services, S.A.
(IIIS), a French corporation located in Paris, France. IIIS has served as Sub-adviser for all of the International Growth Fund's assets (other than short-term debt instruments) since June 1998. IIIS and its advisory affiliates (Indocam) are the global asset management component of the Credit Agricole banking and financial services group. As of June 30, 1999, Indocam managed approximately $145 billion for its clients.

Ayaz Ebrahim, Didier Le Conte, Jean-Claude Kaltenbach and Miren Etcheverry together are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Ebrahim has been employed by IIIS (or an affiliate) since 1991. Mr. Le Conte is the Senior Portfolio Manager responsible for European Equities at IIIS and has been employed by IIIS (or an affiliate) since 1966. Mr. Kaltenbach is the Head of Equity Management at IIIS and has been employed by IIIS (or an affiliate) since 1994. Ms. Etcheverry has been a Senior Portfolio Manager with IIIS since January 2000. From 1996 until January 2000, Ms. Etcheverry was a Senior Vice President at John Hancock Funds and prior to that was a Senior Vice President with Baring Asset Management.


Indocam International Investment Services, S.A. is the Sub-adviser for the
 International Growth Fund.

The Funds are supervised by the Board of Trustees, which monitors the services provided to investors.



                    OPERATIONAL STRUCTURE OF THE FUNDS



                                 TRUSTEES           ADVISER


                               SHAREHOLDERS


                       FINANCIAL SERVICES FIRMS AND
                      THEIR INVESTMENT PROFESSIONALS


                     Advise current and  prospective  shareholders on their Fund investments.



                      TRANSFER AGENT/SERVICING AGENT


                  State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, MA 02110

                  Boston Financial Data Services
                  Two Heritage Drive
                  Quincy, MA 02171


           Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends,  and servicing of shareholder accounts.


ADMINISTRATOR, DISTRIBUTOR,
AND FUND ACCOUNTANT                        CUSTODIAN


BISYS Fund Services                        Key Trust Company of Ohio, N.A.
and its affiliates                         127 Public Square
3435 Stelzer Road                          Cleveland, OH 44114
Columbus, OH 43219

Markets the Funds, distributes shares      Provides for safekeeping of the
through Investment Professionals, and      Funds' investments and cash, and
calculates the  value  of  shares.         settles trades made by the Funds.
As Administrator, handles the day-to-
day activities of the Funds.




SUB-ADMINISTRATOR

Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Performs certain sub-administrative services.

Additional Information


Some additional information you should know about the Funds.



 Share Classes


The Funds currently offer only the classes of shares described in this Prospectus. At some future date, the Funds may offer additional classes of shares.


 Performance

The Victory Funds may advertise the performance of each Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information will include the average annual total return of each Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper, Inc., and industry publications such as Morningstar, Inc., Business Week, or Forbes. You also should see the "Investment Performance" section for the Fund in which you would like to invest.

 Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds will send only one copy of any shareholder reports, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Funds send these documents to each shareholder individually by calling the Funds at 800-539-FUND (800-539-3863).



If you would like to receive additional copies of any materials, please call the Funds at 800-539-FUND.

Financial Highlights


 VALUE FUND


The Financial Highlights table is intended to help you understand the Value Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Value Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Value Fund (assuming reinvestment of all dividends and distributions).


These financial highlights reflect historical information about Class A Shares of the Value Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Value Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                             Year           Year           Year           Year            Year
                                            Ended          Ended          Ended          Ended          Ended
                                             Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                            1999           1998           1997           1996           1995< F2>

Net Asset Value, Beginning of Period        $  18.81       $  17.07       $  14.18       $  11.87       $  10.13


Investment Activities

    Net investment income                        0.04           0.09           0.15           0.20           0.27
    Net realized and unrealized
      gains (losses) from investments            3.16           3.16           3.57           2.65           1.92

        Total from Investment Activities         3.20           3.25           3.72           2.85           2.19


Distributions

    Net investment income                      (0.04)         (0.10)         (0.16)         (0.20)         (0.27)
    In excess of net investment income            --             --             --             --          (0.01)
    Net realized gains                         (3.13)         (1.41)         (0.67)         (0.34)         (0.17)

        Total Distributions                    (3.17)         (1.51)         (0.83)         (0.54)         (0.45)

Net Asset Value, End of Period              $   18.84       $  18.81       $  17.07       $  14.18       $  11.87

Total Return (excludes sales charges)           20.02%         20.46%         27.24%         24.66%         22.28%


Ratios/Supplemental Data:

Net Assets, End of Period (000)              $611,483       $517,313       $472,047       $382,083       $295,871
Ratio of expenses to
  average net assets                            1.40%           1.34%          1.32%          1.33%          0.99%
Ratio of net investment income
  to average net assets                          0.20%          0.54%          0.93%          1.56%          2.55%
Ratio of expenses to
  average net assets(1)                        1.45%           1.46%            (3)            1.35%          1.30%
Ratio of net investment income
  to average net assets(1)                     0.15%          0.42%            (3)           1.54%          2.24%
Portfolio turnover                                 36%            40%            25%            28%            23%


---------------


(1)
During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(2)
Effective June 5, 1995, the Victory Equity Income Portfolio merged into the
Value Fund. Financial highlights for the periods prior to June 5, 1995 represent the Value Fund.

(3)
There were no voluntary fee reductions during the period.




Financial Highlights


 ESTABLISHED VALUE FUND


The Financial Highlights table is intended to help you understand the Established Value Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Established Value Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Established Value Fund (assuming reinvestment of all dividends and distributions).

These financial highlights reflect historical information about Class G Shares of the Established Value Fund. The financial highlights for the period from April 1, 1999 to October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Established Value Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND. The financial highlights for the four fiscal years and one period ended March 31, 1999 were audited by Arthur Andersen LLP.

                                       Apr. 1, 1999   Year           Year           Year           Year           11 Months
                                       to             Ended          Ended          Ended          Ended          Ended
                                       Oct. 31,       Mar. 31,       Mar. 31,       Mar. 31,       Mar. 31,       Mar. 31,
                                       1999(2)      1999           1998           1997           1996           1995

Net Asset Value, Beginning of Period   $  31.34       $  33.94       $  28.83       $  27.57       $  23.38       $  22.52

Investment Activities
    Net investment income (loss)           0.02           0.29           0.46           0.44           0.44           0.37
    Net realized and unrealized gains
      (losses) from investments            2.98          (0.71)          7.70           3.62           5.19           1.52

Total from Investment Activities           3.00          (0.42)          8.16           4.06           5.63           1.89

Distributions
    Net investment income                 (0.03)         (0.30)         (0.48)         (0.45)         (0.43)         (0.37)
    Net realized gains                       --          (1.88)         (2.57)         (2.35)         (1.01)         (0.66)

        Total Distributions               (0.03)         (2.18)         (3.05)         (2.80)         (1.44)         (1.03)

Net Asset Value, End of Period         $  34.31       $  31.34       $  33.94       $  28.83       $  27.57       $  23.38

Total Return                               9.59%(3)    (1.01)%        29.67%         15.14%         24.84%          8.85%(3)

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $469,288       $478,984       $567,255       $429,726       $366,417       $277,370
Ratio of expenses to
  average net assets (5)                 1.10%(4)     1.09%          1.10%          1.12%          1.15%          1.20%(4)
Ratio of net investment income
  to average net assets (5)              0.03%(4)     0.92%          1.44%          1.57%          1.70%          1.87%(4)
Ratio of expenses to
  average net assets(1)                  1.27%(4)     (6)          (6)          (6)          (6)          (6)
Ratio of net investment income
  to average net assets(1)              (0.14)%(4)    (6)          (6)          (6)          (6)          (6)
Portfolio turnover                           11%            37%            20%            31%            18%            24%

---------------

(1)During the period, certain fees were voluntarily reduced and/or reimbursed.
If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(2) Effective  April 1, 1999, the Gradison  Established  Value Fund became the
Victory Established Value Fund. Financial highlights prior to April 1, 1999 represent the Gradison Established Value Fund.

(3)Not annualized.

(4)Annualized.

(5)On April 1, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Established Value Fund at a maximum of 1.10% until at least April 1, 2001.

(6)There were no fee reductions during the period.




Financial Highlights

DIVERSIFIED STOCK FUND

The Financial Highlights table is intended to help you understand the Diversified Stock Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Diversified Stock Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Diversified Stock Fund (assuming reinvestment of all dividends and distributions).


These financial highlights reflect historical information about Class A and Class G Shares of the Diversified Stock Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Diversified Stock Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.


                                                                                               Prior to
                                                                                               designation
                                                                                               as Class A    Class G

                                                         Class A Shares                         Shares        Shares

                                        Year          Year          Year          Year          Year          Mar. 26, 1999
                                       Ended         Ended         Ended         Ended         Ended          through
                                       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,       Oct. 31,       Oct. 31,
                                       1999          1998(5)     1997           1996(2)         1995           1999(7)(8)

Net Asset Value,
  Beginning of Period                  $  18.85      $  17.76      $  15.75      $  13.62      $  12.68      $   17.14


Investment Activities

    Net investment  income (loss)            0.06          0.11          0.16          0.20          0.27         (0.01)
    Net realized and  unrealized
      gains (losses)  from investments       2.92          3.07          3.84          3.21          2.33           0.82


        Total from

          Investment  Activities             2.98          3.18          4.00          3.41          2.60           0.81


Distributions

    Net investment income                 (0.06)        (0.11)        (0.16)        (0.19)        (0.27)           --
    In excess of net  investment income       --            --            --            --         (0.01)           --
    Net realized gains                    (3.81)        (1.98)        (1.83)        (1.09)        (1.38)           --

        Total Distributions               (3.87)        (2.09)        (1.99)        (1.28)        (1.66)           --

Net Asset Value,  End of Period         $   17.96      $  18.85      $  17.76      $  15.75      $  13.62      $   17.95

Total Return (excludes sales charges)      19.39%        19.60%        27.96%        27.16%        23.54%          4.73%(9)

Ratios/Supplemental Data
Net Assets,  End of Period (000)         $957,001      $933,158      $762,270      $571,153      $409,549       $106,592
Ratio of expenses  to
  average net assets (10)                1.06%          1.02%         1.03%         1.05%         0.92%          1.35%(3)
Ratio of net  investment income
  (loss) to average  net assets (10)       0.34%         0.64%         0.97%         1.40%         2.11%        (0.07)%(3)
Ratio of expenses  to
  average  net assets(1)                   1.10%         1.13%         (4)         1.08%         0.95%          1.38%(3)
Ratio of net  investment income
  (loss) to average  net assets(1)         0.30%         0.53%         (4)         1.37%         2.07%        (0.10)%(3)
Portfolio turnover (6)                      83%           84%           63%           94%           75%            83%


---------------


(1)During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(2)Effective March 1, 1996, the Fund designated the existing shares as Class A
Shares.


(3)Annualized.

(4)There were no voluntary fee reductions during the period.

(5)Effective March 16, 1998, the SBSF Fund merged into the Victory Diversified
Stock  Fund.  Financial  highlights  for the  period  prior  to March  16,  1998 represent the Victory Diversified Stock Fund.

(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(7)Period from commencement of operations.


(8)Effective March 26, 1999, the Gradison Growth and Income Fund merged into the Victory Diversified Stock Fund.


(9)Not Annualized.


(10)On March 26, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 1.44% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for Class A Shares to the same extent the fee is waived for Class
G Shares until at least April 1, 2001.





Financial Highlights


 STOCK INDEX FUND


The Financial Highlights table is intended to help you understand the Stock Index Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Stock Index Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Stock Index Fund (assuming reinvestment of all dividends and distributions).


These financial highlights reflect historical information about Class A and G Shares of the Stock Index Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Stock Index Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                                                   Class A Shares                             Class G Shares

                                                                                                              July 2,
                                            Year         Year         Year         Year          Year         1999
                                            Ended        Ended        Ended        Ended        Ended         through
                                             Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                            1999         1998(5)    1997         1996         1995          1999(2)


Net Asset Value,

  Beginning of Period                       $  21.03     $  18.75     $  14.85     $  12.50     $  10.18      $23.96


Investment Activities

    Net investment income                        0.28         0.37         0.29         0.28         0.27        0.06
    Net realized and unrealized gains
      (losses) from investments                  4.47         3.37         4.23         2.58         2.31      (0.50)

        Total from Investment Activities         4.75         3.74         4.52         2.86         2.58      (0.44)


Distributions

    Net investment income                      (0.29)       (0.36)       (0.29)       (0.28)       (0.26)     (0.06)
    Net realized gains                         (2.03)       (1.10)       (0.33)       (0.23)          --         --

        Total Distributions                    (2.32)       (1.46)       (0.62)       (0.51)       (0.26)     (0.06)

Net Asset Value, End of Period              $   23.46     $  21.03     $  18.75     $  14.85     $  12.50      $23.46

Total Return (excludes sales charges)           24.91%       20.99%       31.16%       23.38%       25.72%     (1.83)%(3)


Ratios/Supplemental Data:

Net Assets, End of Period (000)              $858,235     $627,147     $465,015     $277,124     $160,822      $9,382
Ratio of expenses to
  average net assets                             0.58%        0.57%        0.56%        0.57%        0.55%       0.82%(4)
Ratio of net investment income
  to average net assets                          1.28%        1.83%        1.74%        2.14%        2.53%       0.85%(4)
Ratio of expenses to
  average net assets(1)                        0.81%        0.84%        0.86%        0.89%        0.87%       1.73%(4)
Ratio of net investment income
  to average net assets(1)                     1.05%        1.56%        1.44%        1.82%        2.21%     (0.06)%(4)
Portfolio turnover (6)                           3%           8%          11%           4%          12%          3%


---------------


(1)During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(2)
Period from commencement of operations.

(3)
Not annualized.

(4)
Annualized.


(5)
Effective  March 16,1998,  the Key Stock Index Fund merged into the Victory
Stock Index Fund.  Financial  highlights  for the period prior to March 16, 1998 represent the Victory Stock Index Fund.


(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




Financial Highlights


 GROWTH FUND


The Financial Highlights table is intended to help you understand the Growth Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Growth Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Growth Fund (assuming reinvestment of all dividends and distributions).


These financial highlights reflect historical information about Class A Shares of the Growth Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Growth Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                                  Year        Year        Year        Year         Year
                                                 Ended       Ended       Ended       Ended       Ended
                                                  Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                 1999        1998        1997        1996        1995(2)

Net Asset Value,
  Beginning of Period                            $  21.62    $  18.01    $  14.57    $  12.15    $  10.23


Investment Activities

    Net investment income (loss)                    (0.04)      (0.03)       0.03        0.08        0.11
    Net realized and unrealized
      gains (losses) on investments                   4.90        4.88        4.07        2.93        1.97

        Total from Investment Activities              4.86        4.85        4.10        3.01        2.08


Distributions

    Net investment income                              --          --       (0.04)      (0.08)      (0.11)
    Net realized gains                              (1.77)      (1.24)      (0.62)      (0.51)      (0.05)

        Total Distributions                         (1.77)      (1.24)      (0.66)      (0.59)      (0.16)

Net Asset Value, End of Period                   $   24.71    $  21.62    $  18.01    $  14.57    $  12.15

        Total Return (excludes sales charges)        24.25%      28.59%      29.08%      25.66%      20.54%


Ratios/Supplemental Data:

Net Assets, End of Period (000)                   $417,417    $269,476    $185,533    $147,753    $108,253
Ratio of expenses to
  average net assets                                  1.41%       1.35%       1.34%       1.33%       1.07%
Ratio of net investment  income
  (loss) to  average net assets                      (0.21)%     (0.13)%      0.19%       0.64%       1.00%
Ratio of expenses to
  average net assets(1)                             1.49%       1.49%       < F3>        1.39%       1.42%
Ratio of net investment  income
  (loss) to  average net assets(1)                 (0.29)%     (0.27)%      < F3>        0.58%       0.65%
Portfolio turnover                                      33%         29%         21%         27%        107%


---------------


(1)During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(2)Effective June 5, 1995, the Victory Equity Portfolio merged into the Growth
Fund. Financial highlights for the periods prior to June 5, 1995 represent the Growth Fund.

(3)There were no voluntary fee reductions during the period.





Financial Highlights


 SPECIAL VALUE FUND


The Financial Highlights table is intended to help you understand the Special Value Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Special Value Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Special Value Fund (assuming reinvestment of all dividends and distributions).


These financial highlights reflect historical information about Class A Shares of the Special Value Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Special Value Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                                                                                        Prior to
                                                                                                         Designation
                                                                                                        as Class A
                                                              Class A Shares                             Shares

                                             Year           Year           Year           Year            Year
                                            Ended          Ended          Ended          Ended          Ended
                                             Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                            1999           1998           1997           1996(2)      1995

Net Asset Value, Beginning of Period        $  13.64       $  16.68       $  14.15       $  12.15       $  10.49


Investment Activities

    Net investment income (loss)                 0.07           0.09           0.10           0.12           0.15
    Net realized and unrealized
      gains (losses) on investments              0.04          (1.79)          3.50           2.33           1.71

        Total from Investment Activities         0.11          (1.70)          3.60           2.45           1.86


Distributions

    Net investment income                      (0.08)         (0.09)         (0.12)         (0.11)         (0.15)
    In excess of net investment income            --             --             --             --             --
    Net realized gains                         (0.58)         (1.25)         (0.95)         (0.34)         (0.05)

        Total Distributions                    (0.66)         (1.34)         (1.07)         (0.45)         (0.20)

Net Asset Value, End of Period              $   13.09       $  13.64       $  16.68       $  14.15       $  12.15

Total Return (excludes sales charges)            0.80%        (11.22)%        27.05%         20.60%         18.01%


Ratios/Supplemental Data:

Net Assets, End of Period (000)              $232,272       $346,962       $420,020       $289,460       $194,700
Ratio of expenses to
  average net assets                            1.43%           1.40%          1.37%          1.37%          1.04%
Ratio of net investment income
  (loss) to average net assets                   0.51%          0.56%          0.65%          0.88%          1.35%
Ratio of expenses to
  average net assets(1)                       1.53%          1.51%          (4)           1.40%          1.30%
Ratio of net investment income
  (loss) to average net assets(1)              0.41%          0.45%          (4)           0.85%          1.09%
Portfolio turnover < F3>                           43%            44%            39%            55%            39%


---------------

(1)During the period, certain fees were voluntarily reduced and/or reimbursed.
If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.


(2)Effective March 1, 1996, the Fund designated the existing shares as Class A
Shares and commenced offering Class B Shares.

(3) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)There were no voluntary fee reductions during the period.





Financial Highlights


 SMALL COMPANY OPPORTUNITY FUND

The Financial Highlights table is intended to help you understand the Small Company Opportunity Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Small Company Opportunity Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Small Company Opportunity Fund (assuming reinvestment of all dividends and distributions).

These financial highlights reflect historical information about Class A and Class G Shares of the Small Company Opportunity Fund. The financial highlights for the period from April 1, 1999 to October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Small Company Opportunity Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND. The financial highlights for the four fiscal years and one period ended March 31, 1999, and the one year ended April 30, 1994, were audited by Arthur Andersen LLP.



                            Class A Shares                                    Class  G Shares

                         Apr. 1,     Mar. 26,     Apr. 1,      Year         Year      Year      Year      11 Months   Year
                        1999 to     1999 to      1999 to      Ended        Ended     Ended     Ended     Ended       Ended
                         Oct. 31,    Mar. 31,     Oct. 31,     Mar. 31,     Mar. 31,  Mar. 31,  Mar. 31,  Mar. 31,    Apr. 30,
                         1999        1999(2)(3)     1999         1999(3)    1998      1997      1996       1995        1994

Net Asset Value,
  Beginning of Period   $  20.71     $ 20.23      $  20.71     $  27.89     $  22.77  $  22.26  $  18.10  $ 18.35     $ 17.55


Investment
  Activities
    Net investment

      income              (0.01)         --         (0.06)        0.10         0.23      0.20      0.19     0.13        0.08
    Net realized and

      unrealized
      gains (losses)

       on investments        0.38        0.48          0.39        (6.06)        8.72      2.52      4.73     0.18        1.59


        Total from
          Investment

          Activities        0.37        0.48          0.33        (5.96)        8.95      2.72      4.92     0.31        1.67

Distributions
    Net  investment
      income                 --          --            --        (0.14)       (0.27)    (0.17)    (0.18)   (0.12)      (0.07)
    In excess of net
      realized gains         --          --            --           --           --        --        --       --          --
    Net realized gains       --          --            --        (1.08)       (3.56)    (2.04)    (0.58)   (0.44)      (0.80)


        Total

          Distributions      --          --            --        (1.22)       (3.83)    (2.21)    (0.76)   (0.56)      (0.87)


Net Asset Value,

  End of Period         $  21.08     $ 20.71      $  21.04     $  20.71     $  27.89  $  22.77  $  22.26  $ 18.10     $ 18.35


Total Return
  (excludes sales

  charges)                  1.79%(5)  2.37%(5)    1.59%(5) (22.08)%      42.02%    12.46%    28.00%    1.75%(5)  9.75%


Ratios/Supplemental
  Data:
Net Assets,

  End of Period (000)    $51,599     $64,587      $105,415     $125,761     $175,684  $114,451  $102,979  $84,738     $83,297
Ratio of expenses

  to average net
  assets (4)             0.98%(6)  0.98%(6)    1.29%(6)   1.30%        1.31%     1.36%     1.41%    1.37%(6)  1.38%
Ratio of net
  investment income
  (loss) to average
  net assets (4)         0.09%(6)  1.50%(6)    0.39%(6)   0.41%        0.86%     0.90%     0.95%    0.84%(6)  0.47%
Ratio of expenses to

   average net assets(1)   1.17%(6)  1.19%(6)    1.47%(6)   1.30%(8)   (8)     (8)     (8)    (8)       (8)
Ratio of net

  investment income
  (loss) to average

  net assets(1)         (0.28)%(6) 1.29%(6)   (0.58)%(6)  0.41%(8)   (8)     (8)     (8)    (8)       (8)
Portfolio turnover < F7>      16%         30%           16%          30%          42%       35%       24%      32%         40%


---------------


(1) During the period, certain fees were voluntarily reduced . If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(2) Period from commencement of operations.

(3)Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed
Victory Small Company Opportunity Fund.  Financial highlights prior to March 26,
1999 represent the Gradison Opportunity Value Fund.


(4)Effective March 26, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Small Company
Opportunity Fund at a maximum of 1.30% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for Class A shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.

(5)Not annualized

(6)Annualized


(7) Portfolio  turnover  is  calculated  on the  basis  of the  Small  Company
Opportunity Fund as a whole without distinguishing between the classes of shares issued.

(8)There were no fee reductions during the period.





Financial Highlights


 INTERNATIONAL GROWTH FUND


The Financial Highlights table is intended to help you understand the International Growth Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the International Growth Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the International Growth Fund (assuming reinvestment of all dividends and distributions).


These financial highlights reflect historical information about Class A and Class G Shares of the International Growth Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the International Growth Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.


                                                                                              Prior to
                                                                                              designation
                                                                                              as Class A     Class G

                                                   Class A Shares                              Shares         Shares


                                   Year           Year           Year           Year           Year            Mar. 26, 1999
                                  Ended          Ended          Ended          Ended          Ended           through
                                   Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                   1999           1998           1997           1996(3)       1995(4)         1999(8)(9)

Net Asset Value,
  Beginning of Period             $  13.19       $  13.31       $  13.01       $  12.33       $  13.32       $  13.73


Investment Activities

  Net investment  income (loss)       (0.05)          0.07(2)      0.09           0.08           0.05         (0.03)
  Net realized and unrealized
     gains(losses) from
    investments and
    foreign currencies                 3.85           0.65           0.67           0.62          (0.42)          2.78


        Total from

          Investment  Activities        3.80           0.72           0.76           0.70          (0.37)          2.75


Distributions

    Net investment income               --          (0.06)         (0.01)         (0.02)            --            --
    Net realized gains               (0.48)         (0.78)         (0.45)            --          (0.55)           --
    Tax return of capital               --             --             --             --          (0.07)           --

        Total Distributions          (0.48)         (0.84)         (0.46)         (0.02)         (0.62)           --

Net Asset Value,  End of Period    $   16.51       $  13.19       $  13.31       $  13.01       $  12.33       $  16.48


Total Return

  (excludes sales charges)            29.43%          5.79%          6.04%          5.65%         (2.50)%        20.03%(7)


Ratios/Supplemental Data:

Net Assets,  End of Period (000)    $149,193       $134,491       $106,189       $121,517       $106,477        $37,322
Ratio of expenses  to
  average net  assets (10)           1.75%           1.71%          1.69%          1.73%          1.53%          2.00%(5)
Ratio of net investment  income
  (loss) to  average net assets       (0.32)%         0.55%          0.63%          0.64%          0.75%        (1.79)%(5)
Ratio of expenses to
  average net assets(1)              1.88%          1.82%          1.69%          1.75%          1.65%          2.24%(5)
Ratio of net investment  income
  (loss) to  average net assets(1)   (.45)%         0.44%          0.63%          0.62%          0.63%        (2.03)%(5)
Portfolio turnover (6)                106%            86%           116%           178%            68%           106%


---------------

(1)During the period, certain fees were voluntarily reduced and/or reimbursed.
If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(2)Calculated using average shares for the period.


(3)Effective March 1, 1996, the Fund designated the existing shares as Class A
Shares.

(4)Effective June 5, 1995, the Victory Foreign Markets Portfolio merged into the International Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the International Growth Portfolio.


(5)Annualized.

(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(7)Not Annualized.

(8)Period from commencement of operations.


(9)Effective March 26, 1999, the Gradison International Fund merged  into the
Victory International Growth Fund.


(10)On March 26, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for Class A Shares to the same extent the fee is waived for Class
G Shares until at least April 1, 2001.




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43

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44

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

If you would like a free copy of any of the following documents or would like to request other information regarding the Funds, you can call or write the Funds or your Investment Professional.


 Statement of Additional Information (SAI)


Contains more details describing the Funds and their policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


 Annual and Semi-annual Reports


Describes each Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.


If you would like to receive copies of the annual and semi-annual reports and/or the SAI at no charge, please call the Funds at 800-539-FUND (800-539-3863).


How to Obtain Information


By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).


By mail: The Victory Funds
         P. O. Box 8527
         Boston, MA 02266-8527


You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov or from the Victory Funds' website at http://www.victoryfunds.com.

The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.


Victory Funds

 LOGO (R)      Investment Company Act File Number 811-4852    VF-EQTY-PRO (2/00)

                                                                    Prospectus


February 28, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fixed Income Funds

Limited Term Income Fund
Class A Shares

Intermediate Income Fund
Class A and G Shares


 Fund for Income
Class A and G Shares


Investment Quality Bond Fund
Class A and G Shares


 Victory Funds
(LOGO)(R)


Call Victory at:
800-539-FUND
(800-539-3863)
or visit the Victory Funds' website at:
www.victoryfunds.com

 The Victory Portfolios

 Key to Financial Information

 Objective and Strategies


The goals and the strategies that a Fund plans to use to pursue its investment objective.

Risk Factors

The risks you may assume as an investor in a Fund.

Performance

A summary of the historical performance of a Fund in comparison to one or more unmanaged indices.

Expenses

The costs you will pay, directly or indirectly, as an investor in a Fund, including sales charges and ongoing expenses.

Shares of the Funds are:

* Not insured by the FDIC;

* Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

* Subject to possible investment risks, including possible loss of the amount invested.

                              Table of Contents

Introduction                                                               1

Risk/Return Summary for each of the Funds


An analysis which includes the investment objective, principal strategies, principal risks, performance, and expenses of each Fund.
 Limited Term Income Fund

Class A Shares                                                             2
Intermediate Income Fund

Class A and G Shares                                                       4
Fund for Income

Class A and G Shares                                                       6
Investment Quality Bond Fund

Class A and G Shares                                                       8

Investments                                                               10


Risk Factors                                                              11

Share Price                                                               12

Dividends, Distributions, and Taxes                                       13

Investing with Victory

* Choosing a Share Class                                                  15
* How to Buy Shares                                                       18
* How to Exchange Shares                                                  20
* How to Sell Shares                                                      21

 Organization and Management of the Funds                                 23

 Additional Information                                                   25

 Financial Highlights
Limited Term Income Fund                                                  26
Intermediate Income Fund                                                  27
 Fund for Income                                                          28
Investment Quality Bond Fund                                              29

Introduction


This  Prospectus  explains  the  objectives,   policies,   risks,   performance,
strategies, and expenses of the Shares of the Victory Funds described in this Prospectus (the Funds).

Key Asset Management Inc., which we will refer to as the "Adviser" or "KAM" throughout this Prospectus, manages the Funds.

Please read this Prospectus before investing in the Funds and keep it for future reference.

Investment Strategy

Each of the Funds pursues its objective by investing primarily in debt securities. However, each of the Funds has unique investment strategies and its own risk/reward profile. Please review the "Risk/Return Summary" for each Fund and the "Investments" section for an overview.

Risk Factors


Certain Funds may share many of the same risk factors. For example, all of the Funds are subject to interest rate inflation, reinvestment, and credit risks. The Funds are not insured by the FDIC. In addition, there are other potential risks, discussed in each "Risk/Return Summary" and in "Risk Factors."


Who May Want to Invest in the Funds

* Investors seeking income


* Investors seeking higher potential returns than provided by money market funds

* Investors willing to accept the risk of price and dividend fluctuations


Share Classes


Each Fund offers Class A Shares. The Intermediate Income Fund, Fund for Income and the Investment Quality Bond Fund also offer Class G Shares. See
"Choosing a Share  Class."

The following pages provide you with an overview of each of the Funds. Please look at the objective, policies, strategies, risks, and expenses to determine which Fund will suit your risk tolerance and investment needs.

Risk/Return Summary

LIMITED TERM INCOME FUND


CLASS A SHARES
Cusip#: 926464405

SSFIX

Investment Objective

The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal.

Principal Investment Strategies

The Limited Term Income Fund pursues its investment objective by investing in a portfolio of high grade, fixed income securities with a dollar-weighted average maturity of one to five years, based on remaining maturities.

Under normal conditions, the Limited Term Income Fund primarily invests in:

* Investment-grade corporate securities, asset-backed securities, convertible securities and exchangeable debt securities;

* Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

* Mortgage-backed securities issued by government agencies and non-governmental entities; and

* Commercial paper.

Important Characteristics of the Limited Term Income Fund's Investments:

* Quality: The Limited Term Income Fund will only invest in high-grade debt securities rated in one of the top four rating categories at the time of purchase by Standard & Poor's (S&P), Fitch IBCA International (Fitch IBCA), Moody's Investors Service (Moody's), or another NRSRO,* or if unrated, of comparable quality. For more information on ratings, see the Appendix to the Statement of Additional Information (SAI).

* Maturity: The dollar-weighted effective average maturity of the Limited Term Income Fund will generally range from 1 to 5 years. Under certain market conditions, the Limited Term Income Fund's portfolio manager may go outside these boundaries.

* An NRSRO is a nationally recognized statistical ratings organization that assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

     The Limited Term Income Fund's high portfolio turnover may result in higher expenses and taxable gain distributions.

     There is no guarantee that the Limited Term Income Fund will achieve its objectives.

Principal Risks


You may lose money by investing in the Limited Term Income Fund. The Limited Term Income Fund is subject to the following principal risks, more fully described in "Risk Factors." The Limited Term Income Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Limited Term Income Fund declines.

* The portfolio manager does not execute the Limited Term Income Fund's principal investment strategies effectively.


* Interest rates rise.

* An issuer's credit quality is downgraded.


* The Limited Term Income Fund must reinvest interest or sale proceeds at lower rates.


* The rate of inflation increases.

* The average life of a mortgage-related security is shortened or lengthened.

     An investment in the Limited Term Income Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance


The bar chart and table shown below provide an indication of the risks of investing in the Limited Term Income Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.

     The bar chart shows returns for Class A Shares of the Limited Term Income Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1990     8.74%
1991    11.49%
1992     5.36%
1993     6.12%
1994    -1.26%
1995    10.97%
1996     4.02%
1997     5.75%
1998     5.96%
1999     1.79%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 3.79% (quarter ending December 31, 1991) and the lowest return for a quarter was -1.19% (quarter ending March 31, 1994).

The table shows how the average annual total returns for Class A Shares of the Limited Term Income Fund for one year, five years and ten years, including maximum sales charges, compare to those of two broad-based market indices.

Average  Annual Total Returns
(for the Periods ended December 31,
1999)

                                     Past        Past        Past
                                   One Year     5 Years     10 Years

Class A                             -0.21%       5.23%       5.62%

Merrill Lynch 1-3

Year  Treasury  Index(1),(3)         3.06%       6.51%       6.59%


Lehman 1-3 Year

Government  Index(2),(3)             2.96%       6.48%       6.68%

1 The Merrill Lynch 1-3 Year Treasury Index is a broad-based unmanaged index that represents the general performance of short-term (one to three year) U.S. Treasury securities.


2 The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of U.S. government agency debt securities that mature in one to three years.

3 Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

Fund Expenses


This section describes the fees and expenses that you may pay if you buy and hold shares of the Limited Term Income Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)                            Class A


Maximum Sales Charge  Imposed on Purchases                          2.00%
(as a percentage of offering price)


Maximum Deferred Sales Charge
(as a percentage of the lower of purchase or sale price)            NONE(2)


Maximum Sales Charge Imposed  on Reinvested Dividends               NONE


Redemption Fees                                                     NONE

Exchange Fees                                                       NONE


Annual Fund Operating Expenses
(deducted from Fund assets)


Management Fees                                                    0.50%

Distribution (12b-1) Fees                                          0.00%

Other Expenses

(includes a shareholder servicing fee of 0.25%)                    0.60%

Total Fund Operating Expenses                                      1.10%

Fee  Waiver/Expense Reimbursement                                 (0.20)%


Net Expenses                                                       0.90%(3)


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Limited Term Income Fund at a maximum of 0.90% until at least February 28, 2001.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Limited Term Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Limited Term Income Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Limited Term Income Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             1 Year   3 Years   5 Years   10 Years


Class  A      $290      $523      $775      $1,496

1 This Example asumes that Net Annual Fund Operating Expenses will equal 0.90% until February 28, 2001 and will equal 1.10% thereafter.

Risk/Return Summary

INTERMEDIATE INCOME FUND


 CLASS A SHARES
Cusip#: 926464819

SIMIX

CLASS G SHARES
Cusip#: 926464314

Investment Objective

The Intermediate Income Fund seeks to provide a high level of income.


Principal Investment  Strategies

The Intermediate Income Fund pursues its investment objective by investing in debt securities. Some of these debt securities are issued by corporations, the U.S. Government and its agencies and instrumentalities. "Investment grade" obligations are rated within the top four rating categories by an NRSRO.


Under normal conditions, the Intermediate Income Fund will invest at least 65% of its total assets in:


* Investment grade corporate securities, asset-backed securities, convertible securities, or exchangeable debt securities;

* Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;


* Mortgage-related securities issued by government agencies and non-governmental entities; and

* Commercial paper.

Important characteristics of the Intermediate Income Fund's investments:

* Quality: Investment grade corporate securities rated in the top four rating categories at the time of purchase by S&P, Fitch IBCA, Moody's or another NRSRO, or if unrated, of comparable quality.


* Maturity: The dollar-weighted effective average maturity of the Intermediate Income Fund generally will range from 3 to 10 years. Under certain market conditions, the portfolio manager may go outside these boundaries.


     The Intermediate Income Fund's high portfolio turnover may result in higher expenses and taxable gain distributions.

     There is no guarantee that the Intermediate Income Fund will achieve its objectives.

Principal Risks

You may lose money by investing in the Intermediate Income Fund. The Intermediate Income Fund is subject to the following principal risks, more fully described in "Risk Factors." The Intermediate Income Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Intermediate Income Fund declines.


* The portfolio manager does not execute the Intermediate Income Fund's principal investment strategies effectively.


* Interest rates rise.

* An issuer's credit quality is downgraded.

* The Intermediate Income Fund must reinvest interest or sale proceeds at lower rates.

* The rate of inflation increases.

* The average life of a mortgage-related security is shortened or lengthened.

     An investment in the Intermediate Income Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Intermediate Income Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


     The bar chart shows returns for Class A Shares of the Intermediate Income Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1994        -2.39%
1995        14.03%
1996         3.06%
1997         7.05%
1998         7.51%
1999        -0.74%


Past performance does not indicate future results.

During the period shown in the bar chart, the highest return for a quarter was 4.72% (quarter ending June 30, 1995) and the lowest return for a quarter was -1.81% (quarter ending March 31, 1994).


The table shows how the average annual total returns for Class A Shares of the Intermediate Income Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns                          Since
(for the Periods ended         Past        Past       Inception
December 31,  1999)             One Year    5 Years    (12/10/93)

Class  A(1)                     -6.48%      4.81%      3.51%


Lehman Int. Gov't/Corp

Bond Index(2)                    0.39%      7.09%      5.53%

1 The  Intermediate  Income Fund did not offer Class G Shares  prior to December
  15, 1999.


2 The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of investment-grade corporate debt securities and U.S. Treasury and U.S. government agency debt securities that mature in one to ten years. Index returns do not include any brokerage commissions, sales charges, or other fees.It is not possible to invest directly in an index.

Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Income Fund.

Shareholder Transaction Expenses
(paid directly from your investment)(1)                   Class A   Class G


Maximum  Sales  Charge  Imposed  on  Purchases
(as a  percentage  of  offering price)                     5.75%     NONE

Maximum Deferred Sales Charge (as a percentage of          NONE(2)   NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed on Reinvested Dividends       NONE      NONE


Redemption Fees                                            NONE      NONE

Exchange Fees                                              NONE      NONE


Annual Fund Operating Expenses
(deducted from Fund assets)


Management Fees                                            0.75%    0.75%

Distribution (12b-1) Fees                                  0.00%    0.25%

Other Expenses (includes a shareholder

servicing fee of 0.25% applicable  to Class A Shares)      0.51%    0.31%

Total Fund Operating Expenses                              1.26%    1.31%

Fee  Waiver/Expense

Reimbursement                                             (0.36)%  (0.31)%


Net Expenses                                               0.90%(3)  1.00%(3)


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 Other expenses of Class G Shares are based on estimated amounts for the current fiscal year . The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A Shares and Class G Shares of the Intermediate Income Fund at a maximum of 0.90% and 1.00%, respectively, until at least February 28, 2001.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Intermediate Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Intermediate Income Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Intermediate Income Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             1 Year   3 Years   5 Years   10 Years


Class  A      $662      $918      $1,194    $1,980

Class  G      $102      $385      $   688    $1,552

1 This  Example  assumes  that Net Annual Fund  Operating  Expenses  for Class A
  Shares will equal 0.90% until February 28, 2001 and will equal 1.26% thereafter and that Net Annual Fund Operating Expenses for Class G Shares will equal 1.00% until February 28, 2001 and will equal 1.31% thereafter.

 Risk/Return Summary


FUND FOR INCOME

CLASS A SHARES
Cusip#: 926464751
IPFIX

CLASS G SHARES
Cusip#: 926464397
GGIFX

Investment Objective

The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital.

Principal Investment  Strategies

The Fund for Income pursues its investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities. The Fund for Income currently invests only in securities that are guaranteed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Under normal market conditions, the Fund for Income primarily invests in:

* Mortgage-backed obligations and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA). The Fund for Income will invest at least 65% of its total assets in GNMA securities.

* Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with maturities generally in the range of 2 to 30 years.

There is no guarantee that the Fund for Income will achieve its objectives.

Principal Risks

You may lose money by investing in the Fund for Income. The Fund for Income is subject to the following principal risks, more fully described in "Risk Factors." The Fund for Income's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Fund for Income  declines

* The portfolio manager does not execute the Fund for Income's principal investment strategies effectively * Interest rates rise

* The Fund for Income must reinvest interest or sale proceeds at  lower rates

* The rate of inflation increases

* The average life of a mortgage-related security is shortened or lengthened

     An investment in the Fund for Income is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance


The bar chart and table shown below provide an indication of the risks of investing in the Fund for Income by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.

     The bar chart shows returns for Class G Shares of the Fund for Income . Sales loads on these shares imposed prior to July 7, 1997 are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

 1990          8.76%
1991         14.07%
1992          6.29%
1993          7.58%
1994         -3.67%
1995         17.19%
1996          3.50%
1997          8.35%
1998          7.37%
1999          0.77%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 5.49% (quarter ending June 30, 1995) and the lowest return for a quarter was -3.04% (quarter ending March 31, 1994).

The table shows how the average annual total returns for Class A and G Shares of the Fund for Income for one year, five years and ten years, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns
(for the Periods ended           Past        Past        Past
December 31,  1999)             One Year    5 Years     10 Years

Class A(1)                       -1.31%      6.84%      6.65%


Class G(2)                        0.77%      7.30%      6.87%


Lehman  GNMA Index(3)             1.93%      8.07%      7.87%

1 Performance prior to March 26, 1999, the Class A Shares inception date, reflects the performance of Class G Shares, which has not been adjusted for the expenses of Class A Shares.


2 The performance data does not reflect the deduction of a maximum 2% sales charge which was in effect for the Gradison Government Income Fund, the Fund for Income's predecessor, from its inception until July 7, 1997.


3 The Lehman GNMA Index is a broad-based unmanaged index that represents the general performance of GNMA securities. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses


This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund for Income.


Shareholder Transaction Expenses
(paid directly from your investment)(1)                      Class A  Class G

Maximum Sales Charge

Imposed on Purchases                                          2.00%    NONE
(as a percentage of offering price)

Maximum  Deferred  Sales  Charge  (as a  percentage of        NONE(2)  NONE
the lower of purchase or sale price)

Maximum Sales Charge  Imposed on  Reinvested  Dividends       NONE     NONE


Redemption Fees                                               NONE     NONE

Exchange Fees                                                 NONE     NONE


Annual Fund Operating Expenses
(deducted from Fund assets)


Management Fees                                               0.50%    0.50%

Distribution (12b-1) Fees                                     0.00%    0.25%


Other Expenses (includes a shareholder servicing
fee of 0.25%  applicable to Class A Shares)                   0.72%    0.29%

Total Fund Operating Expenses                                 1.22%    1.04%


Fee Waiver/Expense Reimbursement                             (0.22)%  (0.15)%

Net Expenses                                                  1.00%(3) 0.89%(4)


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A Shares of the Fund for Income at a maximum of 1.00% until at least February 28, 2001.

4 The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Fund for Income at a maximum of 0.89% until at least April 1, 2001. Other expenses of Class G Shares are based on estimated amounts for the current fiscal year.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund for Income with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for Income for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund for Income's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 Year   3 Years   5 Years   10 Years


 Class A       $300     $558      $836      $1,629


 Class G      $ 91     $316      $559      $1,257

1 This  Example  assumes  that Net Annual Fund  Operating  Expenses  for Class A
  Shares will equal 1.00% until February 28, 2001 and will equal 1.22% thereafter and that Net Annual Fund Operating Expenses for Class G Shares will equal 0.89% until April 1, 2001 and will equal 1.04% thereafter.

Risk/Return Summary

INVESTMENT QUALITY BOND FUND


 CLASS A SHARES
Cusip#: 926464827

SIQBX

CLASS G SHARES
Cusip#: 926464322

Investment Objective

The Investment Quality Bond Fund seeks to provide a high level of income.


Principal Investment  Strategies


The Investment Quality Bond Fund pursues its investment objective by investing primarily in investment-grade bonds issued by corporations and the U.S. government and its agencies or instrumentalities. "Investment grade" obligations are rated within the top four rating categories by an NRSRO.


Under normal market conditions, the Investment Quality Bond Fund will invest at least 80% of its total assets in the following securities:


* Investment grade corporate securities, asset-backed securities, convertible securities and exchangeable debt securities;

* Mortgage-related securities issued by governmental agencies and non-governmental entities;

* Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; and

* Commercial paper.


Important characteristics of the Investment Quality Bond Fund's investments:


* Quality: All instruments will be rated, at the time of purchase, within the four highest rating categories by S&P, Fitch IBCA, Moody's, or another NRSRO, or, if unrated, be of comparable quality. For more information on ratings, see the Appendix to the SAI.

* Maturity: The dollar-weighted effective average maturity of the Investment Quality Bond Fund will range from 5 to 15 years. Individual assets held by the Investment Quality Bond Fund may vary from the average maturity of the Fund.

     Under certain market conditions, the portfolio manager may go outside these boundaries.

     The Investment Quality Bond Fund's high portfolio turnover may result in higher expenses and taxable gain distributions.

     There is no guarantee that the Investment Quality Bond Fund will achieve its objectives.

Principal Risks

You may lose money by investing in the Investment Quality Bond Fund. The Investment Quality Bond Fund is subject to the following principal risks, more fully described in "Risk Factors." The Investment Quality Bond Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Investment Quality Bond Fund declines.


* The portfolio manager does not execute the Investment Quality Bond Fund's principal investment strategies effectively.


* Interest rates rise.

* An issuer's credit quality is downgraded.

* The Investment Quality Bond Fund must reinvest interest or sale proceeds at lower rates.

* The rate of inflation increases.

* The average life of a mortgage-related security is shortened or lengthened.

     An investment in the Investment Quality Bond Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Investment Quality Bond Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


The bar chart shows returns for Class A Shares of the Investment Quality Bond Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1994          -2.62%
1995          16.66%
1996           2.46%
1997           8.45%
1998           7.51%
1999          -2.45%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 5.85% (quarter ending June 30, 1995) and the lowest return for a quarter was -2.51% (quarter ending March 31, 1994).

The table shows how the average annual total returns for Class A Shares of the Investment Quality Bond Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns                              Since
(for the Periods ended           Past        Past       Inception
December 31,  1999)             One Year    5 Years    (12/10/93)

Class  A(1)                     -8.09%      5.09%      3.65%


Lehman

Aggregate Index(2)              -0.82%      7.73%      5.88%


1 The  Investment  Quality  Bond  Fund did not  offer  Class G  Shares  prior to
  December 15, 1999.

2 The Lehman Brothers Aggregate Bond Index is a broad-based unmanaged index that represents the general performance of longer-term (greater than one year), investment-grade fixed-income securities. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

Fund Expenses


This section describes the fees and expenses that you may pay if you buy and hold shares of the Investment Quality Bond Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)                     Class A  Class G

Maximum Sales Charge
Imposed on Purchases                                         5.75%    NONE
(as a percentage of offering price)

Maximum Deferred

Sales Charge (as a percentage of                             NONE(2)  NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed on Reinvested Dividends         NONE     NONE


Redemption Fees                                              NONE     NONE

Exchange Fees                                                NONE     NONE


Annual Fund Operating Expenses
(deducted from Fund assets)


Management Fees                                              0.75%    0.75%

Distribution (12b-1) Fees                                    0.00%    0.25%


Other Expenses (includes a shareholder  servicing fee
of 0.25% applicable  to Class A Shares)                      0.59%    0.34%

Total Fund Operating Expenses                                1.34%    1.34%

Fee  Waiver/Expense Reimbursement                           (0.24)%  (0.24)%


Net Expenses                                                 1.10%(3) 1.10%(3)


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 Other  expenses  of Class G Shares  are  based on  estimated  amounts  for the current fiscal year . The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A Shares and Class G Shares of the Investment Quality Bond Fund at a maximum of 1.10% until at least February 28, 2001. The Adviser may waive its management fee and reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares do not exceed 1.00%. The Adviser may terminate this waiver/reimbursement at any time to the extent allowed by law.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Investment Quality Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investment Quality Bond Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investment Quality Bond Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             1 Year   3 Years   5 Years   10 Years


Class  A      $681      $953      $1,247    $2,075

Class  G      $112      $401      $  711    $1,592

1 This  Example  assumes  that Net Annual Fund  Operating  Expenses  for Class A
  Shares and Class G Shares will equal 1.10% until February 28, 2001 and will equal 1.34% thereafter.

Investments

The following describes some of the types of securities the Funds may purchase under normal market conditions. All Funds will not buy all of the securities listed below.

     For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.


     For more information on ratings and a more complete description of which Funds can invest in certain types of securities, see the SAI.


U.S. Government Securities.


Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency.


Corporate Debt Obligations.


Debt instruments issued by public corporations. They may be secured or unsecured.


Asset Backed Securities.


Debt securities backed by loans or accounts receivable originated by banks, credit card companies, student loan issuers, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.


Convertible or Exchangeable Corporate Debt Obligations.


Debt instruments that may be exchanged or converted to other securities.


Mortgage-Backed Securities.


Instruments secured by a mortgage or pools of mortgages.


When-Issued and Delayed-Delivery Securities.


A security that is purchased for delivery at a later time. The market value may change before the delivery date, and the value is included in the net asset value of a Fund.


Zero Coupon Bonds.


These securities are purchased at a discount from face value. The bond's face value is received at maturity, with no interest payments before then.


Yankee Securities.


Debt instruments issued by non-domestic issuers and traded  in U.S. dollars.


Receipts.


Separately traded interest or principal components of U.S. government securities.


Dollar-Weighted Effective Average Maturity.


Based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of a debt security's value to changes in interest rates. The value of a long- term debt security is more sensitive to interest rate changes than the value of a short-term security.

Risk Factors

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.




This Prospectus describes the principal risks that you may assume as an investor in the Funds.


     Each Fund is subject to the principal risks described below.


General  Risks:


* Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.


* Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.


Risks associated with investing in debt securities:

* Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

* Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.

* Reinvestment risk is the risk that when interest rates are declining a Fund that receives interest income or prepayments on a security will have to reinvest these moneys at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.

* Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds generally invest in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by NRSROs such as S&P, Fitch IBCA, or Moody's.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.





Risks associated with investing in mortgage-related securities:

* Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

* Extension risk is the risk that the rate of anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what a Fund's portfolio manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.

An investment in a Fund is not a complete investment program.

Share Price

Each Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of trading on the New York Stock Exchange Inc. (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

     A Fund's NAV may change on days when shareholders will not be able to purchase or redeem a Fund's shares if a Fund has portfolio securities that are listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares.

     The Funds value their investments based on market value. When market quotations are not readily available, the Funds value their investments based on fair value methods approved by the Board of Trustees of the Victory Portfolios. Each Class of each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class.

      Total Assets-Liabilities
NAV = ----------------------------
      Number of Shares Outstanding

     You can find a Fund's net asset value each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a Fund reaches a specific number of shareholders or level of assets.

     The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.

Dividends,  Distribution, and Taxes


Your  choice  of  distribution   should  be  set  up  on  the  original  Account
Application. If you would like to change the option you selected, please call 800-539-FUND.

Buying a Dividend.

You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.


As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if a Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

     Ordinarily, the Funds declare and pay dividends monthly. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways.


 REINVESTMENT OPTION


You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


 CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date.


INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of a Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.


 DIRECTED DIVIDENDS OPTION


You can automatically reinvest distributions in the same class of shares of another fund of the Victory Group. If you reinvest your distributions in a different class of another fund, you may pay a sales charge on the reinvested distributions.


 DIRECTED BANK ACCOUNT OPTION


In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in a Fund.


 Important Information about Taxes


The Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.


* Ordinary dividends from a Fund are taxable as ordinary income; dividends from a Fund's long-term capital gains are taxable as long-term capital gain.


* Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

* Dividends from a Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to U.S. government obligations will be provided with tax statements you receive from a Fund.

* An exchange of a Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.

* Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

* Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

* Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

* You should review the more detailed discussion of federal income tax considerations in the SAI.

 INVESTING WITH VICTORY


All you need to do to get started is to fill out an application.





If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. "Choosing a Share Class" will help you decide whether it would be more to your advantage to buy Class A or Class G Shares of a Fund. The following sections will describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of a Fund.


     We want to make it  simple  for you to do  business  with  us.  If you have
questions   about  any  of  this   information,   please  call  your  Investment
Professional or one of our customer service representatives at 800-539-FUND.

They will be happy to assist you.

Choosing a Share Class

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.

For historical expense information on Class A and G Shares, see the "Financial Highlights" at the end of this Prospectus.

Each Fund described in this prospectus offers Class A Shares, which have a front-end sales charge of 2.00% to 5.75%, depending upon the Fund in which you invest. Please look at the "Fund Expenses" section of the Fund in which you are investing to find the sales charge.


     The Intermediate Income Fund, Fund for Income and Investment Quality Bond Fund also offer Class G Shares.


     Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.

CLASS A

* Front-end sales charge, as described on the next page. There are several ways to reduce this charge.

* Lower annual expenses, generally, than Class G Shares.

CLASS G

* No front-end sales charge. All your money goes to work for you right away.





* Class G Shares are sold only by certain broker-dealers.

 Calculation of Sales Charges -- Class A

Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are listed in the following tables.

Your Investment in:                Sales Charge      Sales Charge
- Intermediate Income Fund        as a % of         as a % of
- Investment Quality Bond Fund    Offering Price    Your Investment


Up to $49,999                     5.75%             6.10%

$50,000 up to $99,999             4.50%             4.71%

$100,000 up to $249,999           3.50%             3.63%

$250,000 up to $499,999           2.50%             2.56%

$500,000 up to $999,999           2.00%             2.04%


$1,000,000 and above*             0.00%             0.00%



Your Investment in:               Sales Charge      Sales Charge
- Limited Term Income Fund        as a % of         as a % of

- Fund for Income                  Offering Price    Your Investment


Up to $49,999                     2.00%             2.04%

$50,000 up to $99,999             1.75%             1.78%

$100,000 up to $249,999           1.50%             1.52%

$250,000 up to $499,999           1.25%             1.27%

$500,000 up to $999,999           1.00%             1.01%

$1,000,000 and above*             0.00%             0.00%


* Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.


There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

Sales Charge Reductions and Waivers

You may qualify for reduced sales charges in the following cases:

     1. A Letter of Intent lets you buy Class A Shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

     2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

     3. You can combine Class A Shares of multiple Victory Funds (excluding funds sold without a sales charge) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.

     4. Waivers for certain investors:


          a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers"*, and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

          b. Investors who buy shares for trust or other advisory accounts established with KeyCorp or its affiliates.

          c. Investors who reinvest the proceeds from a liquidation distribution of Class A Shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association or its affiliates, or invested in a fund of the Victory Group.

          d. Investment Professionals who purchased Fund shares for fee-based investment products or accounts, selling brokers, and their sales representatives.

          e. Purchase of shares in connection with financial institution sponsored bundled omnibus retirement programs sponsored by financial institutions that have entered into agreements with the Funds' Distributor in connection with the operational requirements of such programs.

          f. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999.

* Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

 Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan for its Class A Shares . The shareholder servicing agent performs a number of services for its customers who are shareholders of a Fund. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services a Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of Class A Shares serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

 Distribution Plan

In accordance with Rule 12b-1 under the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A Shares of the Funds. These shares do not pay any expenses under this Plan.

     Victory has also adopted a Distribution and Service Plan for Class G Shares of the Intermediate Income Fund, Fund for Income and Investment Quality Bond Fund, under which these shares will pay to the distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of each such Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of these Funds, including responding to inquiries, providing information to shareholders about their fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. Each such Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.


     Because Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to Buy Shares


You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum initial investment required to open an account is $500 ($100 for IRAs), with additional investments of at least $25. There is no minimum investment required to open an account or for additional investments for SIMPLE IRAs. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.


     If you buy shares directly from the Funds and your investment is received and accepted by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your purchase will be processed the same day using that day's share price.


Make your check payable to:  The  Victory  Funds


Keep the following addresses handy for purchases, exchanges, or redemptions:


 BY REGULAR U.S.  MAIL


Send completed Account Applications with your check, bank draft, or money order to:

Class G Shares

The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202


 Class A Shares


The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527


 BY OVERNIGHT MAIL


Use the following address ONLY for overnight packages.

Class G Shares

The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202
Phone: 800-539-FUND


Class A Shares


The Victory Funds
c/o Boston Financial Data Services
66 Brooks Drive
Braintree, MA 02184
Phone: 800-539-FUND


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-539-FUND BEFORE wiring funds.

Class G Shares


The Victory Funds
Firstar Bank
ABA #042000013

For Credit to DDA
Account # 8355281
(insert Fund name, account number and name)


Class A Shares

The Victory Funds
State Street Bank and Trust Co.
ABA #011000028
For Credit to DDA
Account #9905-201-1

(insert account number, name, and confirmation number assigned by the Transfer Agent)

 BY TELEPHONE


800-539-FUND
(800-539-3863)

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.


 ACH


After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Funds do not charge a fee for ACH transfers.


 Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

 Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of a Fund.

 Retirement Plans


You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Funds for details regarding an IRA or other retirement plan that works best for your financial situation.


All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares

You can obtain a list of funds available for exchange by calling 800-539-FUND.


You can sell shares of one fund of the Victory Portfolios to buy shares of the same class of any other. This is considered an exchange.


You can exchange shares of a Fund by writing the Transfer Agent or calling 800-539-FUND. When you exchange shares of a Fund, you should keep the following in mind:

* Shares of the Fund selected for exchange must be available for sale in your state of residence.

* The Fund whose shares you would like to exchange and the fund whose shares you want to buy must offer the exchange privilege.


* If you acquire Class A Shares of a Fund as a result of an exchange you pay the percentage point difference, if any, between the Fund's sales charge and any sales charge that you previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of a Fund with 5.75% sales load as a result of an exchange from another fund of the Victory Group that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.


* On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

* You must meet the minimum purchase requirements for the fund you buy by exchange.

* The registration and tax identification numbers of the two accounts must be identical.

* You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

* Each Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. Each Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

* Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

* An exchange of Fund shares constitutes a sale for tax purposes.

* Holders of Class G Shares who acquired their shares as a result of the reorganization of the Gradison Funds into the Victory Funds can exchange into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day.


 BY TELEPHONE


The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

* Mail a check to the address of record;

* Wire funds to a domestic financial institution;

* Mail a check to a previously designated alternate address; or

* Electronically transfer your redemption via the Automated Clearing House
(ACH).

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.


 BY MAIL


Use the Regular U.S. Mail or Overnight Mail Address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

* Redemptions over $10,000;

* Your account registration has changed within the last 15 days;

* The check is not being mailed to the address on your account;


* The check is not being made payable to the owner of the account;


* The redemption proceeds are being transferred to another Victory Group account with a different registration; or


* The check or wire is being sent to a different bank account.


     You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


 BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your funds will be wired on the next business day.

 BY ACH

Normally, your redemption will be processed on the same day , but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier). It will be transferred by ACH as long as the transfer is to a domestic bank.

 Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours , we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted and that each withdrawal will be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

 Additional Information about Redemptions


* Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

* A Fund may suspend your right to redeem your shares in the following circumstances:


          *    During non-routine closings of the NYSE;

          * When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

          * When the SEC orders a suspension to protect a Fund's shareholders.


* Each Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Funds


 About Victory

Each Fund is a member of the Victory Portfolios, a group of more than 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Funds.

 The Investment Adviser and Sub-Administrator

Each Fund has an Advisory Agreement which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to each of the Funds. KAM, a subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $76 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

     During the fiscal year ended October 31, 1999, KAM was paid an advisory fee at an annual rate based on a percentage of the average daily net assets of each Fund (after waivers) as follows:




Limited Term Income Fund       0.48%

Intermediate Income Fund       0.52%

Fund for Income                0.44%

Investment Quality Bond Fund   0.62%

     Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' administrator, pays KAM a fee at the annual rate of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.


We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to provide services to their shareholders. Each of these organizations is paid a fee for its services.


Portfolio Management

Deborah Svoboda has been the portfolio manager of the Limited Term Income Fund since September 1998. Ms. Svoboda has been Portfolio Manager and Managing
Director of KAM since 1998, prior to which she was a Senior Vice President responsible for asset-backed securities syndication and marketing for McDonald & Company Investments Inc.


Matthew D. Meyer is the portfolio manager of the Intermediate Income Fund, a position he has held since May 1, 1999. He has been a Senior Portfolio Manager and Director in the Taxable Fixed Income Group of KAM since January 25, 1999. Prior to this position, he was employed by McDonald & Company as a First Vice President, Senior Mortgage-Backed Securities Trader since 1995. Prior to this position, he was a Mortgage-Backed and Agency Securities Trader with First Tennessee National Corporation from February 1993 to December 1995. He has been in the fixed income securities business since 1987.

Thomas M. Seay has been the portfolio manager of the Fund for Income since January 1999, and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Seay, a Senior Vice President of McDonald Investments Inc., also served as portfolio manager of the Gradison Government Income Fund from April, 1998 until March, 1999, when the Fund for Income acquired the Gradison Fund's assets. From March 1987 until April 1998, he served as Vice President and Fixed Income Portfolio Manager, Lexington Management Corporation.


Richard T. Heine is the portfolio manager of the Investment Quality Bond Fund, a position he has held since its inception in 1993. A Portfolio Manager and Director with KAM, he has been in the investment advisory business since 1977.

OPERATIONAL STRUCTURE OF THE FUNDS


Each Fund is supervised by the Board of Trustees, which monitors the services provided to investors.

 TRUSTEES


ADVISER

SHAREHOLDERS

FINANCIAL SERVICES FIRMS AND THEIR INVESTMENT PROFESSIONALS

Advise current and prospective shareholders on their Fund investments.


 TRANSFER AGENT/SERVICING AGENT


State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171


Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholder accounts.

 ADMINISTRATOR, DISTRIBUTOR, AND FUND ACCOUNTANT


BISYS Fund Services
and its affiliates
3435 Stelzer Road
Columbus, OH 43219


Markets the Funds, distributes shares through Investment Professionals, and calculates the value of shares. As Administrator, handles the day-to-day activities of the Funds.

 CUSTODIAN


Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Funds' investments and cash, and settles trades made by the Funds.


 SUB-ADMINISTRATOR


Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Performs certain sub-administrative services.

Additional Information

Some additional information you should know about the Funds.


 Share Classes


The Funds currently offer only the classes of shares described in this Prospectus. At some future date, the Funds may offer additional classes of shares.


 Performance


The Victory Funds may advertise the performance of each Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and average annual total return of each Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper, Inc., and industry publications such as Morningstar, Inc., Business Week, or Forbes. You also should see the "Investment Performance" section for the Fund in which you would like to invest.


 Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds will send only one copy of any shareholder reports, prospectuses, and their supplements, unless you have instructed us to the contrary. You may request that the Funds send these documents to each shareholder individually by calling the Funds at 800-539-FUND (800-539-3863).


If you would like to receive additional copies of any materials, please call the Funds at 800-539-FUND.

Financial Highlights


 LIMITED TERM INCOME FUND


The Financial Highlights table is intended to help you understand the Limited Term Income Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Limited Term Income Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Limited Term Income Fund (assuming reinvestment of all dividends and distributions).


     These financial highlights reflect historical information about Class A Shares of the Limited Term Income Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Limited Term Income Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                               Year       Year       Year       Year       Year
                                              Ended      Ended      Ended      Ended      Ended
                                               Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,
                                              1999       1998       1997       1996       1995(2)

Net Asset Value, Beginning of Period          $ 10.06    $  9.94    $ 10.01    $ 10.15    $   9.88


Investment Activities

  Net investment income                           0.50       0.54       0.61       0.63        0.57
  Net realized and unrealized
    gains (losses) from investments             (0.33)      0.12      (0.07)     (0.14)       0.27

      Total from Investment Activities            0.17       0.66       0.54       0.49        0.84


Distributions

  Net investment income                         (0.50)     (0.54)     (0.61)     (0.62)      (0.57)
  In excess of net investment income               --         --         --      (0.01)         --
  Net realized gains                               --         --         --         --          --

      Total Distributions                       (0.50)     (0.54)     (0.61)     (0.63)      (0.57)

Net Asset Value, End of Period                $   9.73    $ 10.06    $  9.94    $ 10.01    $  10.15

Total Return (excludes sales charges)             1.72%      6.86%      5.57%      4.94%       8.77%


Ratios/Supplemental Data:

Net Assets, End of Period (000)                $47,488    $81,343    $81,913    $90,019    $172,002
Ratio of expenses to  average net assets           0.96%      0.87%      0.85%      0.86%       0.78%
Ratio of net investment income
  to average net assets                           5.03%      5.44%      6.06%      5.90%       5.77%
Ratio of expenses to  average net assets(1)      1.09%      1.02%      0.87%      0.89%       0.79%
Ratio of net investment income
  to average net assets(1)                      4.90%      5.29%      6.04%      5.87%       5.76%
Portfolio turnover                                 220%       177%       139%       221%         97%


---------------

(1)During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(2)Effective June 5, 1995, the Victory Short-Term Government Income Portfolio merged into the Limited Term Income Fund. Financial highlights for the periods prior to June 5, 1995 represent the Limited Term Income Fund.



Financial Highlights


 INTERMEDIATE INCOME FUND


The Financial Highlights table is intended to help you understand the Intermediate Income Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Intermediate Income Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Intermediate Income Fund (assuming reinvestment of all dividends and distributions).


     These financial highlights reflect historical information about Class A Shares of the Intermediate Income Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Intermediate Income Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                               Year        Year        Year        Year         Year
                                              Ended       Ended       Ended       Ended       Ended
                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct.  31,
                                              1999        1998        1997        1996        1995

Net Asset Value, Beginning of Period          $   9.85    $   9.61    $   9.56    $   9.69    $   9.25


Investment Activities

  Net investment income                            0.50        0.53        0.56        0.56        0.60
  Net realized and unrealized gains
    (losses) from investments                    (0.52)       0.24        0.05       (0.13)       0.44

      Total from Investment Activities           (0.02)       0.77        0.61        0.43        1.04


Distributions

  Net investment income                          (0.50)      (0.53)      (0.56)      (0.56)      (0.60)
  Net realized gains                             (0.01)         --          --          --          --

      Total Distributions                        (0.51)      (0.53)      (0.56)      (0.56)      (0.60)

Net Asset Value, End of Period                $    9.32    $   9.85    $   9.61    $   9.56    $   9.69

Total Return (excludes sales charges)            (0.18)%      8.30%       6.62%       4.56%      11.65%


Ratios/Supplemental Data:

Net Assets, End of Period (000)                $224,190    $256,267    $248,841    $272,087    $163,281
Ratio of expenses to
  average net assets                               1.00%       0.96%       0.96%       0.94%       0.82%
Ratio of net investment income
  to average net assets                            5.26%       5.48%       5.87%       5.81%       6.32%
Ratio of expenses to
  average net assets(1)                          1.26%       1.24%       1.09%       1.11%       1.06%
Ratio of net investment income
  to average net assets(1)                       5.00%       5.20%       5.74%       5.64%       6.08%
Portfolio turnover                                  303%        318%        195%        164%         98%


---------------

(1)During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



Financial Highlights

FUND FOR INCOME

The Financial Highlights table is intended to help you understand the Fund for Income's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund for Income. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund for Income (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A and Class G Shares of the Fund for Income. The financial highlights for the period from January 1, 1999 to October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund for Income, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND. The financial highlights for the five fiscal years ended December 31, 1998 were audited by Arthur Andersen LLP.

                                          Class A
                                          Shares                                       Class G Shares

                                          Mar. 26,       Jan. 1,         Year        Year        Year        Year        Year
                                          1999 to        1999 to         Ended       Ended       Ended       Ended       Ended
                                          Oct. 31,       Oct. 31,        Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                                          1999(4)(7)  1999(4)       1998        1997        1996        1995        1994

Net Asset Value, Beginning of Period      $ 13.14        $  13.32        $  13.14    $  12.88    $  13.21    $  12.02    $  13.37

Investment Activities
  Net investment income                      0.46            0.66            0.77        0.78        0.78        0.79        0.76
  Net realized and unrealized
    gains (losses) on investments           (0.36)          (0.54)           0.17        0.26       (0.34)       1.23       (1.25)

      Total from Investment Activities       0.10            0.12            0.94        1.04        0.44        2.02       (0.49)

Distributions
  Net investment income                     (0.45)          (0.66)          (0.76)      (0.78)      (0.77)      (0.79)      (0.78)
  In excess of net investment income           --              --              --          --          --          --       (0.01)
  Net realized gains                           --              --              --          --          --          --       (0.05)
  Tax return of capital                        --              --              --          --          --       (0.04)      (0.02)

      Total Distributions                   (0.45)          (0.66)          (0.76)      (0.78)      (0.77)      (0.83)      (0.86)

Net Asset Value, End of Period            $ 12.79        $  12.78        $  13.32    $  13.14    $  12.88    $  13.21    $  12.02

Total Return (excludes sales charges)        0.72%(2)      0.94%(2)      7.37%       8.36%       3.51%      17.20%      (3.69)%

Ratios/Supplemental Data:
Net Assets, End of Period (000)           $40,270        $192,422        $159,712    $155,072    $162,874    $185,434    $184,029
Ratio of expenses to
  average net assets (5)                   1.00%(3)      0.88%(3)      0.89%       0.90%       0.90%       0.92%       0.90%
Ratio of net investment income
  to average net assets (5)                6.02%(3)      6.12%(3)      5.79%       6.04%       6.06%       6.19%       6.03%
Ratio of expenses to
  average net assets(1)                    1.22%(3)      1.04%(3)      0.90%       (6)       (6)       (6)       (6)
Ratio of net investment income
  to average net assets(1)                 5.80%(3)      5.96%(3)      5.78%       (6)       (6)       (6)       (6)
Portfolio turnover (8)                       24%             24%             36%         12%         13%         16%         21%

---------------
(1)During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions  and/or  reimbursements  had not occurred, the ratios would have been as indicated.

(2)Not annualized.


< F3> Annualized.


(4)Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Financial highlights prior to March 26, 1999 represent the Gradison Government Income Fund.

(5)Effective March 26, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 0.89% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for Class A Shares to the same extent the fee is waived for Class G Shares until at least April 1, 2001.

(6)There were no voluntary fee reductions during the period.

(7)Period from commencement of operations.

(8)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights


 INVESTMENT QUALITY BOND FUND


The Financial Highlights table is intended to help you understand the Investment Quality Bond Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Investment Quality Bond Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Investment Quality Bond Fund (assuming reinvestment of all dividends and distributions).


     These financial highlights reflect historical information about Class A Shares of the Investment Quality Bond Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Investment Quality Bond Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                               Year        Year        Year        Year         Year
                                              Ended       Ended       Ended       Ended       Ended
                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              1999        1998        1997< F3>    1996        1995< F2>

Net Asset Value, Beginning of Period          $  10.00    $   9.78    $   9.63    $   9.76    $   9.10


Investment Activities

  Net investment income                            0.54        0.55        0.57        0.57        0.62
  Net realized and unrealized gains
    (losses) from investments                    (0.64)       0.22        0.14       (0.13)       0.67

      Total from Investment Activities           (0.10)       0.77        0.71        0.44        1.29


Distributions

  Net investment income                          (0.53)      (0.55)      (0.56)      (0.56)      (0.62)
  In excess of net investment income                --          --          --          --       (0.01)
  Tax return of capital                             --          --          --       (0.01)         --

      Total Distributions                        (0.53)      (0.55)      (0.56)      (0.57)      (0.63)

Net Asset Value, End of Period                $    9.37    $  10.00    $   9.78    $   9.63    $   9.76

Total Return (excludes sales charges)            (1.18)%      8.06%       7.67%       4.65%      14.63%


Ratios/Supplemental Data:

Net Assets, End of Period (000)                $140,962    $169,932    $181,007    $150,807    $125,248
Ratio of expenses to
  average net assets                               1.09%       1.06%       1.04%       1.01%       0.88%
Ratio of net investment income
  to average net assets                            5.44%       5.49%       5.90%       5.99%       6.59%
Ratio of expenses to
  average net assets(1)                          1.34%       1.31%       1.17%       1.14%       1.10%
Ratio of net investment income
  to average net assets(1)                       5.19%       5.24%       5.77%       5.86%       6.37%
Portfolio turnover                                  398%        492%        249%        182%        160%


---------------

(1)During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(2)Effective June 5, 1995, the Victory Corporate Bond Portfolio merged into the Investment Quality Bond Fund. Financial highlights for the periods prior to June 5, 1995 represent the Investment Quality Bond Fund.

(3)Effective June 13, 1997, the Victory Government Bond Fund merged into the Investment Quality Bond Fund. Financial highlights for the periods prior to June 13, 1997 represent the Investment Quality Bond Fund.



     This page is intentionally left blank.

     This page is intentionally left blank.

     This page is intentionally left blank.

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

If you would like a free copy of any of the following documents or would like to request other information regarding the Funds, you can call or write the Funds or your Investment Professional.


 Statement of Additional Information (SAI)

Contains more details describing the Funds and their policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.

 Annual and Semi-annual Reports


Describes each Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.


If you would like to receive copies of the annual and semi-annual reports and/or the SAI at no charge, please call the Funds at 800-539-FUND (800-539-3863).


How to Obtain Information


By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).

By mail: The Victory Funds
          P. O. Box 8527
         Boston, MA 02266-8527

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.


On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov or from the Victory Funds' website at http://www.victoryfunds.com.


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.


Victory Funds

(LOGO)(R)    Investment Company Act File Number 811-4852      VF-TXFI-PRO (2/00)

Prospectus



 Specialty Funds


Balanced Fund
Class A and G Shares

Convertible Securities Fund
Class A and G Shares

Real Estate Investment Fund
Class A and G Shares



February 28, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Victory Funds
LOGO (R)


Call Victory at:
800-539-FUND
(800-539-3863)
or visit the Victory Funds' website at:
www.victoryfunds.com

 The Victory Portfolios


 Table of Contents

 Introduction                                                    1

Risk/Return Summary for each of the Funds An analysis which includes the investment objective, principal strategies, principal risks, performance, and expenses of each Fund .
  Balanced Fund

    Class A and G Shares                                        2
  Convertible Securities Fund

     Class A and G Shares                                        4
  Real Estate Investment Fund
     Class A and G Shares                                        6

 Investments                                                     8


Risk Factors                                                    9

Share Price                                                    12

Dividends, Distributions, and Taxes                            12

Investing with Victory

* Choosing a Share Class                                        14
* How to Buy Shares                                             17
* How to Exchange Shares                                        19
* How to Sell Shares                                            20

 Organization and Management of the Funds                       22

 Additional Information                                         24

 Financial Highlights
  Balanced Fund                                                 25
  Convertible Securities Fund                                   26
  Real Estate Investment Fund                                   27

 Appendix                                                       28


 Key to Financial Information

 Objective and Strategies


The goals and the strategies that a Fund plans to use to pursue its investment objective.


 Risk Factors


The risks you may assume as an investor in a Fund.


 Performance


A summary of the historical performance of a Fund in comparison to an unmanaged index, and, in some cases, the average performance of a category of mutual funds.


 Expenses


The costs you will pay, directly or indirectly, as an investor in a Fund, including sales charges and ongoing expenses.


Shares of the Funds are:

* Not insured by the FDIC;

* Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;


* Subject to possible investment risks, including possible loss of the amount invested.

Introduction





This  Prospectus  explains  the  objectives,   policies,   risks,   performance,
strategies, and expenses of the Shares of the Victory Funds described in this Prospectus (the Funds).


Investment Strategy


Each Fund pursues its investment objectives by investing primarily in equity securities. The Balanced Fund also invests a portion of its assets in debt securities and the Convertible Securities Fund invests primarily in fixed-income securities convertible into common stock. However, each Fund has unique investment strategies and its own risk/reward profile. Please review the "Risk/Return Summary" for each Fund and the "Investments" section for an overview.


Risk Factors

Each Fund invests primarily in equity securities. The value of equity securities may fluctuate in response to the activities of an individual company, or in response to general market or economic conditions. The Balanced Fund and the Convertible Securities Fund are subject to the risks of both equity and debt securities, since both Funds are permitted to invest in both types of securities. There are other potential risks discussed in each "Risk/Return Summary" and in "Risk Factors."

Who May Want to Invest in the Funds

* Investors who want a diversified portfolio

* Investors willing to accept the risk of price and dividend fluctuations

* Investors willing to accept higher short-term risk along with higher potential long-term returns

* Long-term investors with a particular goal, like saving for retirement or a child's education

Share Classes

Each Fund offers Class A and Class G Shares. See "Choosing a Share Class."


Key Asset Management Inc., which we will refer to as the "Adviser" or "KAM" throughout this Prospectus, manages the Funds.


Please read this Prospectus before investing in the Funds and keep it for future reference.


The following pages provide you with an overview of each of the Funds. Please look at the objective, policies, strategies, risks, and expenses to determine which Fund will suit your risk tolerance and investment needs.

Risk/Return Summary

BALANCED FUND



 CLASS A SHARES
Cusip#: 926464876

SBALX

CLASS G SHARES
Cusip#: 926464272


Investment Objective

The Balanced Fund seeks to provide income and long-term growth of capital.

Principal Investment Strategies

The Balanced Fund pursues its investment objective by investing in equity securities and fixed income securities. The Balanced Fund may invest in any type or class of security, including foreign securities.

Under normal market conditions, the Balanced Fund will:

* Invest 40% to 75% of its total assets in equity securities and securities convertible or exchangeable into common stock; and

* Invest at least 25% of its total assets in debt securities and preferred stocks. The debt securities in which the Balanced Fund may invest include asset backed securities, mortgage backed securities, corporate bonds and U.S. government securities.

Important Characteristics of the Balanced Fund's Investments:

In  making  investment  decisions  involving  Equity  Securities,   the  Adviser
considers:

* The growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides;

* The financial condition of the company; and

* The price of the security and how that price compares to historical price levels, to current price levels in the general market, and to prices of competing companies; projected earnings estimates; and the earnings growth rate of the company.

In making investment decisions involving Debt Securities, the Adviser considers:

* Quality: The Balanced Fund primarily purchases investment-grade debt securities.

* Maturity: The average weighted maturity of the Balanced Fund's fixed income securities will range from 5 to 15 years. This range may be changed in response to changes in market conditions.

In making investment decisions involving Preferred Stock, the Adviser considers:

* The issuer's financial strength, including its historic and current financial condition;

* The issuer's projected earnings, cash flow, and borrowing requirements; and

* The issuer's continuing ability to meet its obligations.

The Balanced Fund's higher portfolio turnover rate may result in higher expenses and taxable gain distributions.


There is no guarantee that the Balanced Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Balanced Fund. The Balanced Fund is subject to the following principal risks, more fully described in "Risk Factors." The Balanced Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Balanced Fund declines.


* The portfolio manager does not execute the Balanced Fund's principal investment strategies effectively.


* A company's earnings do not increase as expected.

* Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates, and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

* Interest rates rise.

* An issuer's credit quality is downgraded.

* The Balanced Fund must reinvest interest or sale proceeds at lower rates.

* The rate of inflation increases.

* The average life of a mortgage-related security is shortened or lengthened.


An investment in the Balanced Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Balanced Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and in the level of income they receive from their investment.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Balanced Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


The bar chart shows returns for Class A Shares of the Balanced Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1994     -1.73%
1995     26.11%
1996     14.55%
1997     19.51%
1998     17.91%
1999      6.85%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 10.17% (quarter ending December 31, 1998) and the lowest return for a quarter was - 4.32% (quarter ending September 30, 1999).

The table shows how the average annual total returns for Class A Shares of the Balanced Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index and an index of mutual funds with similar investment objectives.


Average Annual Total Returns                                 Since
(for the Periods ended               Past        Past       Inception
December 31,  1999)                 One Year    5 Years     (12/10/93)

Class  A(1)                           0.68%      15.43%       12.33%
S&P 500  Index(2),(4)                21.04%      28.55%       23.30%
Lipper Balanced  Fund Index(3),(4)    8.98%      16.33%       13.15%


1 The Balanced Fund did not offer Class G Shares prior to December 15, 1999.


2 The Standard & Poor's 500 Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.


3 The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper Balanced Fund investment category.

4 Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)          Class A        Class G

Maximum Sales Charge
Imposed on Purchases                              5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of                  NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                           NONE           NONE

Redemption Fees                                   NONE           NONE

Exchange Fees                                     NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management  Fees(3)                                0.80%          0.80%


Distribution (12b-1) Fees                          0.00%          0.50%

Other Expenses (includes a shareholder
servicing fee of 0.25% applicable to

 Class A Shares)                                   0.50%           0.31%

Total Fund Operating Expenses                      1.30%           1.61%(4)


Fee Waiver/Expense Reimbursement                  (0.00)%         (0.06)%

Net Expenses                                       1.30%(5)        1.55%(6)

1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 Management fees have been restated to reflect reduction from 1.00% to 0.80%.

4 Other expenses of Class G Shares are based on estimated amounts for the current fiscal year.

5 The Adivser may waive its management fee and reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares do not exceed 1.25%. The Adviser may terminate this waiver/reimbursement at any time to the extent allowed by law.

6 The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Balanced Fund at a maximum of 1.55% until at least February 28, 2001.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Balanced Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Balanced Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           1 Year   3 Years   5 Years  10 Years


Class A     $700     $963     $1,247   $2,053
Class G     $158     $502     $  870   $1,906


1 This Example assumes that net operating expenses for Class G Shares of the Balanced Fund will equal 1.55% until February 28, 2001 and will equal 1.61% thereafter.

Risk/Return Summary

CONVERTIBLE SECURITIES FUND



 CLASS A SHARES
Cusip#: 926464538

SBFCX

CLASS G SHARES
Cusip#: 926464280


Investment Objective

The Convertible Securities Fund seeks a high level of current income together with long-term capital appreciation.

Principal Investment Strategies


The Convertible Securities Fund pursues its investment objective by investing at least 65% of its total assets in convertible securities. Investments in securities are not limited by credit quality. Lower quality or below-investment-grade debt securities are sometimes referred to as "junk bonds."

Under normal market conditions, the Convertible Securities Fund will invest at least 65% of its total assets in:


* Securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks; and

* Synthetic convertible securities, which are created by combining fixed income securities with the right to acquire equity securities.


There is no guarantee that the Convertible Securities Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Convertible Securities Fund. The Convertible Securities Fund is subject to the following principal risks, more fully described in "Risk Factors." The Convertible Securities Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:


* The market value of securities acquired by the Convertible Securities Fund declines.

* The portfolio manager does not execute the Convertible Securities Fund's principal investment strategies effectively.


* A company's earnings do not increase as expected.

* Interest rates rise.

* An issuer's credit quality is downgraded.

* The rate of inflation increases.


An investment in the Convertible Securities Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the Convertible Securities Fund is subject to the risks related to investments in below-investment-grade debt securities.

By itself, the Convertible Securities Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Convertible Securities Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


The bar chart shows returns for Class A Shares of the Convertible Securities Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1990     -4.96%
1991     27.69%
1992     11.30%
1993     20.09%
1994     -6.45%
1995     24.30%
1996     19.14%
1997     16.35%
1998     - 0.78%
1999     11.75%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 9.38% (quarter ending March 31, 1994) and the lowest return for a quarter was -10.67% (quarter ending September 30, 1998).

The table shows how the average annual total returns for Class A Shares of the Convertible Securities Fund for one year, five years and ten years, including maximum sales charges, compare to those of a broad-based market index and an index of mutual funds with similar investment objectives.



Average Annual Total Returns

(for the Periods ended                             Past       Past      Past
December 31,  1999)                               One Year   5 Years   10 Years

Class  A(1)                                          5.35%     12.47%    10.58%
S&P 500  Index(2),(4)                               21.04%     28.55%    10.58%
Lipper Convertible  Securities Fund  Index(3),(4)   28.30%     16.44%    12.39%


1 The Convertible Securities Fund did not offer Class G Shares prior to December 15, 1999.

2 The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

3 Mutual funds listed in the Lipper Convertible Securities Fund Index invest primarily in convertible bonds and convertible preferred shares.

4 Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Convertible Securities Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)          Class A        Class G

Maximum Sales Charge
Imposed on Purchases                              5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of                  NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                           NONE           NONE

Redemption Fees                                   NONE           NONE

Exchange Fees                                     NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)


Management Fees                                   0.75%          0.75%

Distribution (12b-1) Fees                         0.00%          0.50%

Other Expenses (includes a shareholder
servicing fee of 0.25% applicable

to Class A Shares)                                 0.49%          0.39%

Total Fund Operating Expenses                      1.24%          1.64%(3)

 Fee Waiver/Expense Reimbursement                 (0.00)%        (0.09)%

Net Expenses                                       1.24%(3)       1.55%(3)


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 Other expenses of Class G Shares are based on estimated amounts for the current fiscal year . The Adviser has contractually agreed to waive its management fee and reimburse expenses, as allowed by law, so that the net operating expenses of Class A and Class G Shares of the Convertible Securities Fund will equal 1.24% and 1.55%, respectively, until at least February 28, 2001.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Convertible Securities Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Convertible Securities Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Convertible Securities Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year   3 Years  5 Years  10 Years


Class A      $694     $946     $1,217   $1,989
Class G     $158      $508     $  883   $1,936


1 This Example assumes that net operating expenses for Class G Shares of the Convertible Securities Fund will equal 1.55% until February 28, 2001 and will equal 1.64% thereafter.

Risk/Return Summary

REAL ESTATE INVESTMENT FUND



 CLASS A SHARES
Cusip#: 926464579

VREIX

CLASS G SHARES
Cusip#: 926464298


Investment Objective

The  Real  Estate   Investment  Fund  seeks  to  provide  total  return  through investments in real estate-related securities.

Principal Investment Strategies

The Real Estate Investment Fund pursues its investment objective by investing at least 80% of the Fund's total assets in real estate-related companies.


Under normal market conditions, the Real Estate Investment Fund will invest substantially all of its assets in:


* Equity securities (including equity and mortgage real estate investment trusts (REITs));

* Rights or warrants to purchase common stocks;


* Securities convertible into common stocks when the Adviser thinks that the conversion will be profitable; and


* Preferred stocks.


There is no guarantee that the Real Estate Investment Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Real Estate Investment Fund. The Real Estate Investment Fund is subject to the following principal risks, more fully described in "Risk Factors." The Real Estate Investment Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* The market value of securities acquired by the Real Estate Investment Fund declines.


* The portfolio manager does not execute the Real Estate Investment Fund's principal investment strategies effectively.

An investment in the Real Estate Investment Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Real Estate Investment Fund is a non-diversified fund. As a non-diversified fund, the Real Estate Investment Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. This could make the Real Estate Investment Fund more susceptible to economic or credit risks. In addition, the Real Estate Investment Fund is subject to the risks related to direct investment in real estate.

By itself, the Real Estate Investment Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Real Estate Investment Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


The bar chart shows returns for Class A Shares of the Real Estate Investment Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1998     - 14.43%
 1999       0.58%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 8.70% (quarter ending June 30, 1999) and the lowest return for a quarter was -10.51% (quarter ending September 30, 1998).

The table shows how the average annual total returns for Class A Shares of the Real Estate Investment Fund for one year and since inception, including maximum sales charges, compare to those of a broad-based market index.


Average Annual Total Returns                          Since
(for the Periods ended                 Past           Inception
December 31,  1999)                     One Year       (4/30/97)

Class  A(1)                             -5.22%          1.20%
Morgan Stanley REIT Index(2)           - 4.55%         -1.14%


1 The Real Estate Investment Fund did not offer Class G Shares prior to December 15, 1999.

2 The Morgan Stanley REIT Index is a capitalization-weighted index with dividends reinvested of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Investment Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)          Class A        Class G

Maximum Sales Charge
Imposed on Purchases                              5.75%          NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of                  NONE(2)        NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                           NONE           NONE

Redemption Fees                                   NONE           NONE

Exchange Fees                                     NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management  Fees(3)                               0.80%          0.80%


Distribution (12b-1) Fees                         0.00%          0.50%

Other Expenses (includes a shareholder
servicing fee of 0.25% applicable to

 Class A Shares)                                   0.91%          0.60%

Total Fund Operating Expenses                      1.71%          1.90%(4)

 Fee Waiver/Expense Reimbursement                 (0.31)%        (0.25)%

 Net Expenses(5)                                   1.40%          1.65%


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 Management fees have been restated to reflect reduction from 1.00% to 0.80%.

4 Other expenses of Class G Shares are based on estimated amounts for the current fiscal year.

5 The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A Shares and Class G Shares of the Real Estate Investment Fund at a maximum of 1.40% and 1.65%, respectively, until at least February 28, 2001.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Real Estate Investment Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Real Estate Investment Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Real Estate Investment Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 Year   3 Years  5 Years  10 Years


Class  A     $709      $1,054   $1,422   $2,454
Class  G     $168     $   573   $1,003   $2,202

1 This Example assumes that Net Annual Fund Operating Expenses for Class A Shares will equal 1.40% until February 28, 2001 and will equal 1.71% thereafter and that Net Annual Fund Operating Expenses for Class G Shares will equal 1.65% until February 28, 2001 and will equal 1.90% thereafter.

Investments

The following describes some of the types of securities the Funds may purchase under normal market conditions. All Funds will not buy all of the securities listed below.


For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

For more information on ratings and a more complete description of which Funds can invest in certain types of securities, see the Statement of Additional Information (SAI).


U.S. Equity Securities.


Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.


U.S. Government Securities.


Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality.


Corporate Debt Obligations.


Debt instruments issued by public corporations. They may be secured or unsecured.


Convertible or Exchangeable Corporate Debt Obligations.


Debt instruments that may be exchanged or converted to other securities.


Asset-Backed Securities.


Debt securities backed by loans or accounts receivable originated by banks, credit card companies, student loan issuers, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.


Mortgage-Backed Securities.


Instruments secured by a mortgage or pools of mortgages.


Preferred Stock.


A class of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.


Real Estate Investment Trusts.


Shares of ownership in real estate investment trusts or mortgages on real estate.

Risk Factors




This Prospectus describes the principal risks that you may assume as an investor in the Funds.


This table summarizes the principal risks, described below, to which the Funds are subject.

                                            Convertible    Real Estate
                             Balanced       Securities     Investment
                             Fund           Fund           Fund


Market risk and               X              X              X
manager risk

Equity risk                   X              X              X

Foreign security
and currency risk             X

Debt security risk            X              X

 Below-investment-grade
security risk                                X


Real estate

security risk                                               X


Concentration and

diversification risk                                        X

Mortgage-related
security risk                X


General  Risks:


* Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.


* Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.


By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


Risks associated with investing in equity securities:


* Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.


Risks associated with investing in foreign securities:

* Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Political and economic risks, along with other factors, could adversely affect the value of the Balanced Fund's securities.

* Foreign issuer risk. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. In addition, foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. All of these factors can make foreign investments more volatile than U.S. investments.

Risks associated with investing in debt securities:

* Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

* Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.





* Reinvestment risk is the risk that when interest rates are declining, a Fund that receives interest income or prepayments on a security will have to reinvest these moneys at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.


* Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although a Fund may invest in high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by nationally recognized statistical rating organizations (NRSROs) such as Standard & Poor's (S&P), Fitch IBCA International, or Moody's Investors Service (Moody's)

Risks associated with investing in below-investment-grade securities:


* Below-investment-grade securities ("junk bonds") are subject to certain risks in addition to those risks associated with higher-rated securities. Below-investment-grade securities may be more susceptible to real or perceived adverse economic conditions, less liquid, and more difficult to evaluate than investment-grade securities.


Risks associated with investing in mortgage-related securities:

* Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

* Extension risk is the risk that the rate of anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what a Fund's portfolio manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.

Risks associated with investing in real estate securities:


* Real estate risk is the risk that the value of a security will fluctuate because of changes in property values, vacancies of rental properties, overbuilding, changes in local laws, increased property taxes and operating expenses, and other risks associated with real estate. While the Real Estate Investment Fund will not invest directly in real estate, it may be subject to the risks associated with direct ownership. Equity REITs(1) may be affected by changes in property value, while mortgage REITs(2) may be affected by credit quality and interest rates.

1 Equity REITs may own property, generate income from rental and lease payments, and offer the potential for growth from property appreciation and periodic capital gains from the sale of property.

2 Mortgage REITs earn interest income and are subject to credit risks, like the chance that a developer may fail to repay a loan. Mortgage REITs are also subject to interest rate risk, described above.


* Regulatory risk. Certain REITs may fail to qualify for pass-through of income under federal tax law, or to maintain their exemption from the registration requirements under federal securities laws.



An investment in a Fund is not a complete investment program.

Share Price





Each Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of trading on the New York Stock Exchange, Inc. (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Funds value their investments based on market value. When market quotations are not readily available, the Funds value their investments based on fair value methods approved by the Board of Trustees of the Victory Portfolios. Each Class of each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class.


        Total Assets- Liabilities

NAV = ----------------------------
      Number of Shares Outstanding


You can find a Fund's net asset value each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a Fund reaches a specific number of shareholders or level of assets.


The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.


Dividends, Distributions, and Taxes



Buying a Dividend. You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.



As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses. A Fund will distribute short-term gains, as necessary, and if a Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.


Ordinarily, the Balanced Fund declares and pays dividends monthly. The Convertible Securities Fund and the Real Estate Investment Fund each declares and pays dividends quarterly. Each class of shares declares and pays dividends separately. Distributions can be received in one of the following ways.

 REINVESTMENT OPTION


You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


 CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date.


INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of a Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

DIRECTED DIVIDENDS OPTION


In most cases, you can automatically reinvest distributions in shares of another fund of the Victory Group. If you reinvest your distributions in a different class of another fund, you may pay a sales charge on the reinvested distributions.

 DIRECTED BANK ACCOUNT OPTION


In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, a Fund will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.



 Important Information about Taxes


Each Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

* Ordinary dividends from a Fund are taxable as ordinary income; dividends from a Fund's long-term capital gains are taxable as long-term capital gain.

* Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

* Dividends from a Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.

* An exchange of a Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.

* Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

* Tax statements will be mailed from each Fund every January showing the amounts and tax status of distributions made to you.

* Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

* You should review the more detailed discussion of federal income tax considerations in the SAI.


The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in a Fund.


Your  choice  of  distribution   should  be  set  up  on  the  original  Account
Application. If you would like to change the option you selected, please call 800-539-FUND.

 INVESTING WITH VICTORY


If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. "Choosing a Share Class" will help you decide whether it would be more to your advantage to buy Class A or Class G Shares of a Fund. The following sections will describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of a Fund.


We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND.

They will be happy to assist you.


All you need to do to get started is to fill out an application.


Choosing a Share Class


An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.



For historical expense information on Class A Shares, see the financial highlights at the end of this Prospectus.


Each Fund offers Class A and Class G Shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.



CLASS A

* Front-end sales charge, as described on the next page. There are several ways to reduce this charge.

* Lower annual expenses, generally, than Class G Shares.


CLASS G

* No front-end sales charge. All your money goes to work for you right away.





* Class G Shares are sold only by certain broker-dealers.

 Calculation of Sales Charges -- Class A

Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are listed below:


                                       Sales Charge        Sales Charge
                                       as a % of           as a % of
Your Investment in the Fund            Offering Price      Your Investment

Up to $49,999                          5.75%               6.10%
$50,000 up to $99,999                  4.50%               4.71%
$100,000 up to $249,999                3.50%               3.63%
$250,000 up to $499,999                2.50%               2.56%
$500,000 up to $999,999                2.00%               2.04%
$1,000,000 and above*                  0.00%               0.00%


* Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

 Sales Charge Reductions and Waivers for Class A Shares


You may qualify for reduced sales charges in the following cases:

1. A Letter of Intent lets you buy Class A Shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.


3. You can combine Class A Shares of multiple Victory Funds, (excluding funds sold without a sales charge) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.


4. Waivers for certain investors:

a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers,"* and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

b.  Investors  who  purchase  shares  for  trust  or  other  advisory   accounts
established with KeyCorp or its affiliates.





*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.


There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

c. Investors who reinvest the proceeds from a liquidation distribution of Class A Shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group , or invested in a fund of the Victory Group.

d. Investment Professionals who purchased Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

e. Purchase of shares in connection with financial institution sponsored bundled omnibus retirement programs sponsored by financial institutions that have entered into agreements with the Funds' Distributor in connection with the operational requirements of such programs.

f. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999.

 Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan for its Class A Shares . The shareholder servicing agent performs a number of services for its customers who are shareholders of the Funds. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services, a Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of the Class A Shares serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

 Distribution Plan


In accordance with Rule 12b-1 under the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A Shares of the Convertible Securities Fund and the Real Estate Investment Fund, but these Funds do not pay expenses under this plan. See the SAI for more details regarding this plan.


Victory has also adopted a Distribution and Service Plan for Class G Shares of each Fund, under which these shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of each Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of these Funds, including responding to inquiries, providing information to shareholders about their fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. Each Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

Under the Class G Rule 12b-1 Distribution and Service Plan, Class G Shares of each Fund also annually pay the Distributor a monthly distribution fee in an additional amount of up to 0.25% of each Fund's average daily net assets. The distribution fee is paid to the Distributor for general distribution services and for selling Class G Shares of these Funds. The Distributor makes payments to agents who provide these services.

Because Rule 12b-1 fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to Buy Shares


You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum investment required to open an account is $500 ($100 for IRAs), with additional investments of at least $25. There is no minimum investment required to open an account or for additional investments for SIMPLE IRAs. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

If you buy shares directly from the Funds and your investment is received and accepted by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your purchase will be processed the same day using that day's share price.

Make your check payable to:  The Victory Funds


Keep the following addresses handy for purchases, exchanges, or redemptions:


 BY REGULAR U.S.  MAIL


Send completed Account Applications with your check, bank draft, or money order to:

Class G Shares
The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202


 Class A Shares
The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

 BY OVERNIGHT MAIL

Use the following address ONLY for overnight packages.


Class G Shares
The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202
Phone: 800-539-FUND


Class A Shares
The Victory Funds

c/o Boston Financial Data Services
66 Brooks Drive
Braintree, MA 02184
Phone: 800-539-FUND


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-539-FUND BEFORE wiring funds
 .


Class G Shares
The Victory Funds
Firstar Bank
ABA #042000013


For Credit to DDA
Account # 8355281

(insert Fund name,
account number and name)


Class A Shares
The Victory Funds
State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA
Account #9905-201-1


(insert account number, name,
and confirmation number
assigned by the  Transfer Agent)

 BY TELEPHONE


800-539-FUND
(800-539-3863)

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.



 ACH


After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Funds do not charge a fee for ACH transfers.


 Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

 Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of a Fund.

 Retirement Plans


You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Funds for details regarding an IRA or other retirement plan that works best for your financial situation.



All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares




You can sell shares of one fund of the Victory Portfolios to buy shares of the same class of any other. This is considered an exchange.



You can exchange shares of a Fund by writing the Transfer Agent or calling 800-539-FUND. When you exchange shares of a Fund, you should keep the following in mind:

* Shares of the Fund selected for exchange must be available for sale in your state of residence.

* The Fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.


* If you acquire Class A Shares of a Fund as a result of an exchange you pay the percentage point difference, if any, between the Fund's sales charge and any sales charge that you previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of a Fund as a result of an exchange from another fund of the Victory Group that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.

* On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.


* You must meet the minimum purchase requirements for the fund you purchase by exchange.


* The registration and tax identification numbers of the two accounts must be identical.


* You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

* Each Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. Each Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

* Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

* An exchange of Fund shares constitutes a sale for tax purposes.

* Holders of Class G Shares who acquired their shares as a result of the reorganization of the Gradison Funds into the Victory Funds can exchange into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.


You can obtain a list of funds available for exchange by calling 800-539-FUND.

How to Sell Shares


There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.


If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day.


 BY TELEPHONE


The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

* Mail a check to the address of record;

* Wire funds to a domestic financial institution;

* Mail a check to a previously designated alternate address; or

* Electronically transfer your redemption via the Automated Clearing House
(ACH).


The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.

 BY MAIL

Use the Regular U.S. Mail or Overnight Mail Address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:


* Redemptions over $10,000;

* Your account registration has changed within the last 15 days;

* The check is not being mailed to the address on your account;


* The check is not being made payable to the owner of the account;


* The redemption proceeds are being transferred to another Victory Group account with a different registration; or


* The check or wire is being sent to a different bank account.


You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


 BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your funds will be wired on the next business day.

 BY ACH

Normally, your redemption will be processed on the same day , but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier). It will be transferred by ACH as long as the transfer is to a domestic bank.

 Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

 Additional Information about Redemptions


* Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

* A Fund may suspend your right to redeem your shares in the following circumstances:


  - During non-routine closings of the NYSE;

  - When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

  - When the SEC orders a suspension to protect  a Fund's shareholders.

* Each Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Funds


 About Victory

Each Fund is a member of the Victory Portfolios, a group of more than 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Funds.

 The Investment Adviser and Sub-Administrator

Each Fund has an Advisory Agreement which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to each of the Funds. KAM, a subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $76 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

For the fiscal year ended October 31, 1999, KAM was paid advisory fees based on a percentage of the average daily net assets of each Fund (after waivers) as follows:

Balanced Fund                        0.80%
Convertible Securities Fund          0.75%
Real Estate Investment Fund          0.40%

Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc. pays KAM a fee at the annual rate of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.


We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to provide services to their shareholders. Each of these organizations is paid a fee for its services.



Portfolio Management


Denise Coyne and Richard T. Heine are the portfolio managers of the Balanced Fund, and together are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Heine has been the portfolio manager of the Balanced Fund since its inception in December 1993. He is a Portfolio Manager and Director of KAM, and has been associated with KAM or its affiliates since 1976. Ms. Coyne has been a portfolio manager of the Balanced Fund since January 1995. She is a Portfolio Manager and Director for KAM, and has been associated with KAM or its affiliates since 1985.

Richard A. Janus and James K. Kaesberg are the portfolio managers of the Convertible Securities Fund, positions they have held since April 1996, and together are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Janus is a Senior Managing Director of KAM, and has been associated with KAM or its affiliates since 1977. Mr. Kaesberg is a Portfolio Manager and Managing Director of Convertible Securities Investments for KAM, and has been associated with KAM or its affiliates since 1985.

Patrice Derrington and Richard E. Salomon are the Portfolio Managers of the Real Estate Investment Fund, and together are primarily responsible for the day-to-day management of the Fund's portfolio. They have been the Fund's portfolio managers since its inception. Ms. Derrington is a Managing Director and Portfolio Manager of KAM, and has been associated with KAM or its affiliates since 1991. Mr. Salomon is a Director of, and a Senior Managing Director with, KAM and has been associated with KAM or its affiliates since 1982.

                     OPERATIONAL STRUCTURE OF THE FUNDS



                                  TRUSTEES      ADVISER


                                SHAREHOLDERS


                         FINANCIAL SERVICES FIRMS AND
                        THEIR INVESTMENT PROFESSIONALS


                       Advise current and prospective shareholders on their Fund
                   investments.



                       TRANSFER AGENT/SERVICING AGENT


                   State Street Bank and Trust Company
                   225 Franklin Street
                   Boston, MA 02110

                   Boston Financial Data Services
                   Two Heritage Drive
                   Quincy, MA 02171


            Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholder  accounts.



ADMINISTRATOR, DISTRIBUTOR,

AND FUND ACCOUNTANT


BISYS Fund Services
and its affiliates
3435 Stelzer Road
Columbus, OH 43219


Markets the Funds, distributes Investment shares through Professionals, and calculates the value of shares. As Administrator, handles the day-to-day activities of the Funds.

CUSTODIAN

Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Funds' investments and cash, and settles trades made by the Funds.




 SUB-ADMINISTRATOR


Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Performs certain sub-administrative services.


Each Fund is supervised by the Board of Trustees, which monitors the services provided to investors.

Additional Information


Some additional information you should know about the Funds.



 Share Classes


The Funds currently offer only the classes of shares described in this Prospectus. At some future date, the Funds may offer additional classes of shares.


 Performance

The Victory Funds may advertise the performance of each Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information will include the average annual total return of each Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper, Inc., and industry publications such as Morningstar, Inc., Business Week, or Forbes. You also should see the "Investment Performance" section for the Fund in which you would like to invest.

 Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds will send only one copy of any shareholder reports, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Funds send these documents to each shareholder individually by calling the Funds at 800-539-FUND (800-539-3863).



If you would like to receive additional copies of any materials, please call the Funds at 800-539-FUND.

Financial Highlights


 BALANCED FUND


The Financial Highlights table is intended to help you understand the Balanced Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).


These financial highlights reflect historical information about Class A Shares of the Balanced Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Balanced Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                                                                                        Prior to
                                                                                                         Designation
                                                                                                        as Class A
                                                             Class A Shares                              Shares

                                             Year           Year           Year           Year            Year
                                            Ended          Ended          Ended          Ended          Ended
                                             Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                            1999           1998           1997           1996(2)      1995

Net Asset Value, Beginning of Period        $  14.67       $  13.87       $  12.33       $  11.01       $   9.62


Investment Activities

    Net investment income                        0.32           0.37           0.36           0.36           0.41
    Net realized and unrealized
      gains (losses) from  investments
      and  foreign currencies                     1.34           1.54           1.90           1.39           1.40

        Total from  Investment Activities         1.66           1.91           2.26           1.75           1.81


Distributions

    Net investment income                      (0.31)         (0.37)         (0.35)         (0.36)         (0.41)
    In excess of net  investment income            --             --             --             --          (0.01)
    Net realized gains                         (0.92)         (0.74)         (0.37)         (0.07)            --

        Total Distributions                    (1.23)         (1.11)         (0.72)         (0.43)         (0.42)

Net Asset Value, End of Period              $   15.10       $  14.67       $  13.87       $  12.33       $  11.01

Total Return (excludes sales charges)           11.73%         14.55%         19.02%         16.27%         19.24%


Ratios/Supplemental Data:

Net Assets, End of Period (000)              $422,586       $418,807       $342,933       $273,553       $201,073
Ratio of expenses to
  average net assets                            1.27%           1.27%          1.25%          1.27%          0.98%
 Ratio of net investment

  income to average net assets                  2.13%          2.54%          2.69%          3.14%          4.05%
Ratio of expenses to average
  net assets(1)                               1.50%          1.50%          1.36%          1.43%          1.36%
Ratio of net investment income

   to average net assets(1)                     1.90%          2.31%          2.58%          2.98%          3.67%
Portfolio turnover (3)                         177%           231%           109%            80%            69%


---------------


(1)During the period, certain fees were voluntarily reduced and/or reimbursed.
If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(2)Effective March 1, 1996, the Fund designated the existing shares as Class A.


(3) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




Financial Highlights


 CONVERTIBLE SECURITIES FUND


The Financial Highlights table is intended to help you understand the Convertible Securities Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).


These financial highlights reflect historical information about Class A Shares of the Convertible Securities Fund. The financial highlights for the fiscal year ended October 31, 1999, the eleven months ended October 31, 1998 and the four fiscal years ended November 30, 1997 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Convertible Securities Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                     Eleven
                                             Year        Months           Year        Year        Year        Year
                                            Ended       Ended            Ended       Ended       Ended       Ended
                                             Oct. 31,    Oct. 31,         Nov. 30,    Nov. 30,    Nov. 30,    Nov. 30,
                                            1999        1998< F1>         1997        1996        1995        1994

Net Asset Value,  Beginning of Period        $ 12.22     $  14.33         $  13.55    $ 12.16     $ 11.05     $ 12.48


Investment Activities

    Net investment income                       0.67         0.58             0.62       0.65        0.60        0.61
    Net realized and unrealized  gains
      (losses) from  investments                 0.83        (1.08)            1.43       1.68        1.50       (1.12)

        Total from  Investment Activities        1.50        (0.50)            2.05       2.33        2.10       (0.51)


Distributions

    Net investment income                     (0.70)       (0.54)           (0.65)     (0.62)      (0.61)      (0.61)
    Net realized gains                        (0.03)       (1.07)           (0.62)     (0.32)      (0.38)      (0.31)

        Total Distributions                   (0.73)       (1.61)           (1.27)     (0.94)      (0.99)      (0.92)

Net Asset Value, End of Period              $  12.99     $  12.22         $  14.33    $ 13.55     $ 12.16     $ 11.05

Total Return (excludes sales charges)          12.46%       (3.69)%< F2>      16.26%     20.28%      20.43%      (4.36)%


Ratios/Supplementary Data:

Net Assets at end of period (000)            $79,655     $108,069         $104,982    $81,478     $68,212     $58,845
Ratio of expenses to
  average net assets                           1.24%         1.20%< F3>        1.34%      1.31%       1.31%       1.30%
Ratio of net investment income
  to average net assets                         4.94%        4.60%< F3>        4.75%      5.17%       5.36%       5.20%
Portfolio turnover                                73%          77%              77%        40%         52%         49%


---------------


(1)Effective March 23, 1998, the SBSF  Convertible  Securities Fund became the
Victory  Convertible  Securities Fund.  Financial  highlights prior to March 23,
1998 represent the SBSF Convertible Securities Fund.

(2)Not annualized.

(3)Annualized.





Financial Highlights


 REAL ESTATE INVESTMENT FUND


The Financial Highlights table is intended to help you understand the Real Estate Investment Fund's financial performance for the past two years. Certain information shows the results of an investment in one share of the Real Estate Investment Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Real Estate Investment Fund (assuming reinvestment of all dividends and distributions).


These financial highlights reflect historical information about Class A Shares of the Real Estate Investment Fund. The financial highlights for the two fiscal years ended October 31, 1999 and the period from April 30, 1997 to October 31, 1997 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Real Estate Investment Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                             Year           Year           Apr. 30,
                                            Ended          Ended          1997 to
                                             Oct. 31,       Oct. 31,       Oct. 31,
                                            1999           1998           1997(2)


Net Asset Value, Beginning of Period        $ 10.19        $ 12.07        $10.00

Investment Activities

    Net investment income                       0.52           0.50          0.23
    Net realized and unrealized gains
      (losses) from investments               (0.50)         (1.90)         2.01

        Total from Investment Activities        0.02          (1.40)         2.24


Distributions

    Net investment income                     (0.51)         (0.44)        (0.17)
    Net realized gains                           --          (0.04)           --

        Total Distributions                   (0.51)         (0.48)        (0.17)

Net Asset Value, End of Period              $   9.70        $ 10.19        $12.07

Total Return (excludes sales charges)           0.03%        (11.91)%       22.42%(3)


Ratios/Supplemental Data:

Net Assets, End of Period (000)              $14,205        $16,624        $4,376
Ratio of expenses to average net assets         1.16%          0.83%         0.00%(4)

Ratio of net investment income to

  average net assets                            4.92%          4.95%         5.11%(4)
Ratio of expenses to average
  net assets(1)                               1.91%          1.95%         2.93%(4)
Ratio of net investment income
  to average net assets(1)                    4.17%          3.83%         2.18%(4)
Portfolio turnover                                62%            53%           21%


---------------


(1)During the period, certain fees were voluntarily reduced and/or reimbursed.
If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(2)The Real Estate Investment Fund commenced operations on April 30, 1997.


(3)Not annualized.

(4)Annualized.




Appendix                                    Below-investment-grade Securities

The Convertible Securities Fund's investments in securities are not limited by credit quality. Below-investment-grade debt securities are sometimes referred to as "junk bonds." Below-investment-grade securities generally offer higher yields than investment-grade securities with similar maturities, because the financial condition of the issuers may not be as strong as issuers of investment-grade securities. For this reason, below-investment-grade securities may be considered "speculative," which means that there is a higher risk that the Convertible Securities Fund may lose a substantial portion or all of its investment in a particular below-investment-grade security.

The Convertible Securities Fund may purchase securities rated Baa, Ba, B, Caa, or lower by Moody's and BBB, BB, B, CCC, or lower by S&P. The Convertible
Securities Fund also may purchase unrated securities with similar characteristics. Generally, the Convertible Securities Fund will not purchase securities rated Ba or lower by Moody's or BB or lower by S&P (or similar unrated securities) unless KAM believes that the positive qualities of the security justify the potential risk.

The    following    summarizes    the    characteristics    of   some   of   the
below-investment-grade ratings of Moody's and S&P:

 Moody's:


Ba-rated securities have "speculative elements" and "their future cannot be considered as well-assured." The protection of interest and principal payments "may be very moderate, and thereby not well safeguarded."

B-rated securities "generally lack characteristics of the desirable investment," and the likelihood of payment of interest and principal over the long-term "may be small."

Caa-rated securities are of "poor standing." These securities may be in default or "there may be present elements of danger" with respect to principal or interest.

Ca-rated securities "are speculative in a high degree."


 S&P:


BB-rated  securities  and below are  regarded  as  "predominantly  speculative."
BB-rated securities have less near-term potential for default than other securities, but may face "major ongoing uncertainties" to economic factors that may result in failure to make interest and principal payments.


B-rated securities have "a greater vulnerability to default" but have the current ability to make interest and principal payments.

CCC-rated securities have a "currently identifiable vulnerability to default."


CC-rated securities may be used to cover a situation where "a Bankruptcy petition has been filed, but debt service payments are continued."

See the SAI for more information about ratings.

 The Victory Funds
127 Public Square

OH-01-27-1612
Cleveland, Ohio 44114

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

If you would like a free copy of any of the following documents or would like to request other information regarding the Funds, you can call or write the Funds or your Investment Professional.


 Statement of Additional Information (SAI)


Contains more details describing the Funds and their policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


 Annual and Semi-annual Reports


Describes each Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.


If you would like to receive copies of the annual and semi-annual reports and/or the SAI at no charge, please call the Funds at 800-539-FUND (800-539-3863).


How to Obtain Information


By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).


By mail: The Victory Funds
         P. O. Box 8527
         Boston, MA 02266-8527


You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.


On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov or from the Victory Funds' website at http://www.victoryfunds.com.


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.




Victory Funds

 LOGO (R)     Investment Company Act File Number 811-4852     VF-SPEC-PRO (2/00)

Prospectus

February 28, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Fixed Income Funds

National Municipal Bond Fund
Class A and G Shares

New York Tax-Free Fund
Class A and G Shares

Ohio Municipal Bond Fund
Class A and G Shares


 Victory Funds
(LOGO)(R)


Call Victory at:
800-539-FUND
(800-539-3863)

or visit the Victory Funds' website at:
www.victoryfunds.com

The Victory Portfolios


 Key to Financial Information

 Objective and Strategies


The goals and the strategies that a Fund plans to use to pursue its investment objective.


 Risk Factors


The risks you may assume as an investor in a Fund.


 Performance

A summary of the historical performance of a Fund in comparison to one or more unmanaged indices.

 Expenses


The costs you will pay, directly or indirectly, as an investor in a Fund, including sales charges and ongoing expenses.

Shares of the Funds are:

* Not insured by the FDIC;

* Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

* Subject to possible investment risks, including possible loss of the amount invested.

                              Table of Contents

Introduction                                                             1

Risk/Return Summary for each of the Funds

An analysis which includes the investment objective, principal strategies, principal risks, performance, and expenses of each Fund.

National Municipal Bond Fund
  Class A and G Shares                                                   2

New York Tax-Free Fund
  Class A and G Shares                                                   4

Ohio Municipal Bond Fund
  Class A and G Shares                                                   6

Investments                                                              8

Risk Factors                                                             9

Share Price                                                             10

Dividends, Distributions, and Taxes                                     11

Investing with Victory

* Choosing a Share Class                                                13
* How to Buy Shares                                                     16
* How to Exchange Shares                                                18
* How to Sell Shares                                                    19

Organization and Management of the Funds                                21

Additional Information                                                  23

Financial Highlights


National Municipal Bond Fund                                            24
New York Tax-Free Fund                                                  25
Ohio Municipal Bond Fund                                                26

Introduction

Key Asset Management Inc., which we will refer to as the "Adviser" or "KAM" throughout this Prospectus, manages the Funds.

Please read this Prospectus before investing in the Funds and keep it for future reference.

This  Prospectus  explains  the  objectives,   policies,   risks,   performance,
strategies, and expenses of the Shares of the Victory Funds described in this Prospectus (the Funds).

Investment Strategy

Each of the Funds pursues its investment objective by investing primarily in general obligation bonds and revenue bonds. However, each of the Funds has unique investment strategies and its own risk/reward profile. Please review the "Risk/Return Summary" for each Fund and the "Investments" section for an overview.

Risk Factors

Certain Funds may share many of the same risk factors. For example, all of the Funds are subject to interest rate inflation, reinvestment, and credit risks. The Funds are not insured by the FDIC. In addition, there are other potential risks, discussed in each "Risk/Return Summary" and in "Risk Factors."

Who May Want to Invest in the Funds

* Investors in higher tax brackets seeking tax-exempt income

* Investors seeking income over the long term

* Investors with moderate risk tolerance


* Investors seeking higher potential returns than are provided by money market funds


* Investors willing to accept price and dividend fluctuations

Share Classes

Each Fund offers Class A and Class G Shares. See "Choosing a Share Class."

The following pages provide you with an overview of each of the Funds. Please look at the objective, policies, strategies, risks, and expenses to determine which Fund will suit your risk tolerance and investment needs.

Risk/Return Summary

NATIONAL MUNICIPAL BOND FUND


CLASS A SHARES
Cusip#: 926464728

VNMAX

CLASS G SHARES
Cusip#: 926464330

Investment Objective

The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The National Municipal Bond Fund pursues its investment objective by primarily investing in municipal bonds. The interest on these bonds is exempt from federal income tax. Under normal circumstances, at least 80% of the National Municipal Bond Fund's income distributions will be exempt from federal income taxes, including the alternative minimum tax.


Under normal market conditions, the National Municipal Bond Fund primarily invests in:


* Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;

* Zero coupon, tax, revenue, and bond anticipation notes; and

* Tax-exempt commercial paper.


Important Characteristics of the National Municipal Bond Fund's  Investments:


* Quality: Municipal securities rated A or above at the time of purchase by Standard & Poor's (S&P), Fitch IBCA International (Fitch IBCA), Moody's Investors Service (Moody's), or another NRSRO**, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the Statement of Additional Information (SAI).


* Maturity: The dollar-weighted effective average maturity of the National Municipal Bond Fund generally will range from 5 to 11 years. Under certain market conditions, the National Municipal Bond Fund's portfolio manager may go outside these boundaries.

** An NRSRO is a nationally recognized statistical ratings organization that assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.


     Municipal securities are issued to raise money for public purposes. General obligation bonds are backed by the taxing power of a state or municipality. This means the issuing authority can raise taxes to cover the payments. Revenue bonds are backed by revenues from a specific tax, project, or facility. Principal and interest payments on some municipal securities are insured by private insurance companies. The National Municipal Bond Fund's higher portfolio turnover may result in higher expenses and taxable capital gain distributions.

     There is no guarantee that the National Municipal Bond Fund will achieve its objectives.

Principal Risks

You may lose money by investing in the National Municipal Bond Fund. The National Municipal Bond Fund is subject to the following principal risks, more fully described in "Risk Factors." The National Municipal Bond Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* Economic or political events take place in a state which make the market value of that state's obligations go down.

* The market value of securities acquired by the National Municipal Bond Fund declines.


* The portfolio manager does not execute the National Municipal Bond Fund's principal investment strategies effectively.


* Interest rates rise.

* An issuer's credit quality is downgraded.

* The National Municipal Bond Fund must reinvest interest or sale proceeds at lower rates.

* The rate of inflation increases.

* The average life of a mortgage-related security is shortened or lengthened.

     The National Municipal Bond Fund primarily invests in municipal securities from several states, rather than from a single state. The National Municipal Bond Fund is a non-diversified fund. As a non-diversified fund, the National Municipal Bond Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. This could make the National Municipal Bond Fund more susceptible to economic, political, or credit risks. The National Municipal Bond Fund also is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status.

     An investment in the National Municipal Bond Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the National Municipal Bond Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


     The bar chart shows returns for Class A Shares of the National Municipal Bond Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1995     17.67%
1996      4.45%
1997      8.76%
1998      6.30%
1999     -0.89%


Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 6.46% (quarter ending March 31, 1995) and the lowest return for a quarter was -1.80% (quarter ending June 30, 1999).

The table shows how the average annual total returns for Class A Shares of the National Municipal Bond Fund for one year, five years, and since inception, including maximum sales charges, compare to those of two broad-based market indices.

Average Annual Total Returns                            Since
(for the Periods ended           Past        Past      Inception
December 31,  1999)             One Year    5 Years    (2/3/94)

Class  A(1)                      -6.60%      5.82%      4.00%


Lehman 7-Year

Municipal Bond  Index(2),(4)     -0.14%      4.49%      4.66%


Lehman 10-Year

Municipal Bond  Index(3),(4)     -1.25%      7.12%      4.91%


1 The  National  Municipal  Bond  Fund did not  offer  Class G  Shares  prior to
  December 15, 1999.

2 The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the Index.

3 The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years. The Fund will no longer compare its performance to the Lehman 10-Year Municipal Bond Index. It believes that the Lehman 7-Year Municipal Bond Index more accurately reflects the composition and average maturity of the Fund's portfolio.

4 Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the National Municipal Bond Fund.

Shareholder Transaction Expenses
(paid directly from your investment)(1)               Class A  Class G

Maximum Sales Charge
Imposed on Purchases                                   5.75%    NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of                       NONE(2)  NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                                NONE     NONE

Redemption Fees                                        NONE     NONE

Exchange Fees                                          NONE     NONE


Annual Fund Operating Expenses
(deducted from Fund assets)


Management Fees                                        0.55%    0.55%

Distribution (12b-1) Fees                              0.00%    0.25%

Other Expenses (includes a shareholder

servicing fee of 0.25% applicable  to Class A Shares)    0.69%    0.69%

Total Fund Operating Expenses                           1.24%(3) 1.49%(4)


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


2 There is no initial  sales charge on purchases of $1 million or more for Class
  A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 The Adviser may waive its management fee and reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A Shares of the National Municipal Bond Fund at a maximum of 1.00% . The Adviser may terminate this waiver/reimbursement at any time to the extent allowed by law.

4 Other expenses of Class G Shares are based on estimated amounts for the current fiscal year .


EXAMPLE: The following Example is designed to help you compare the cost of investing in the National Municipal Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the National Municipal Bond Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the National Municipal Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year   3 Years   5 Years   10 Years


Class A     $694     $946      $1,217    $1,989

Class G     $152     $471      $  813    $1,779

Risk/Return Summary

NEW YORK TAX-FREE FUND


 CLASS A SHARES
Cusip#: 926464694

IPNYX

CLASS G SHARES
Cusip#: 926464348

Investment Objective

The New York Tax-Free Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital.

Principal Investment Strategies

The New York Tax-Free Fund pursues its investment objective by investing at least 80% of its total assets in securities that have interest income that is exempt from federal income tax, including the federal alternative minimum tax. At least 65% of the portfolio will be invested in insured municipal securities that pay interest exempt from New York State and New York City income taxes.


Under normal market conditions, the New York Tax-Free Fund primarily invests in:

* Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;


* Zero coupon, tax, and revenue anticipation notes; and

* Tax-exempt commercial paper.

Important Characteristics of the New York Tax-Free Fund's Investments:

* Quality: Municipal securities rated A or above at the time of purchase by S&P, Fitch IBCA, Moody's, or another NRSRO, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.


* Maturity: The New York Tax-Free Fund will generally purchase securities with original final maturities of 20 to 30 years at the time of purchase. Under certain market conditions, the New York Tax-Free Fund's portfolio manager may go outside these boundaries.


     Insurance policies for the municipal securities held by the New York Tax-Free Fund generally are obtained either by the issuer of the security or by a third party from a private insurer. The insurance company guarantees timely payments of principal and interest. This insurance reduces risk, but these high quality bonds may yield less than uninsured bonds.

     There is no guarantee that the New York Tax-Free Fund will achieve its objectives.

Principal Risks

You may lose money by investing in New York Tax-Free Fund. The New York Tax-Free Fund is subject to the following principal risks, more fully described in "Risk Factors." The New York Tax-Free Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* Economic or political events take place in New York which make the market value of New York's obligations go down.

* The market value of securities acquired by the New York Tax-Free Fund declines.


* The portfolio manager does not execute the New York Tax-Free Fund's principal investment strategies effectively.


* Interest rates rise.

* An issuer's credit quality is downgraded.

* The New York Tax-Free Fund must reinvest interest or sale proceeds at lower rates.

* The rate of inflation increases.

* The New York Tax-Free Fund is a non-diversified fund. As a non-diversified fund, the New York Tax-Free Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified.


* The New York Tax-Free Fund is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status.


* The New York Tax-Free Fund is subject to additional risks because it concentrates its investments in a single geographic area. This could make the New York Tax-Free Fund more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. The SAI explains the risks specific to investments in New York municipal securities.

* The average life of a mortgage-related security is shortened or lengthened.

     An investment in the New York Tax-Free Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the New York Tax-Free Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


     The bar chart shows returns for Class A Shares of the New York Tax-Free Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1992      8.26%
1993     12.34%
1994     -4.58%
1995     13.30%
1996      3.50%
1997      6.04%
1998       5.33%
1999     -1.99%


Past performance does not indicate future results.

During the period shown in the bar chart, the highest return for a quarter was 5.19% (quarter ending March 31, 1995) and the lowest return for a quarter was -3.64% (quarter ending March 31, 1994).


The table shows how the average annual total returns for Class A Shares of the New York Tax-Free Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns                                Since
(for the Periods ended              Past        Past      Inception
December 31,  1999)                One Year    5 Years    (2/11/91)

Class  A(1)                        -7.63%      3.88%      5.00%


Lehman 10-Year

Municipal Bond Index(2)            -1.25%      7.12%      6.97%


1 The New York  Tax-Free Fund did not offer Class G Shares prior to December 15,
  1999.

2 The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the New York Tax-Free Fund.

Shareholder Transaction Expenses
(paid directly from your investment)(1)                Class A  Class G

Maximum Sales Charge
Imposed on Purchases                                   5.75%    NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of                       NONE(2)  NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                                NONE     NONE

Redemption Fees                                        NONE     NONE

Exchange Fees                                          NONE     NONE


Annual Fund Operating Expenses
(deducted from Fund assets)


Management Fees                                        0.55%    0.55%

Distribution (12b-1) Fees                              0.00%    0.25%

Other Expenses (includes a shareholder

servicing fee of 0.25% applicable  to Class A Shares)    0.87%    0.74%

Total Fund Operating Expenses                           1.42%(3)  1.54%(3)


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


2 There is no initial  sales charge on purchases of $1 million or more for Class
  A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

3 Other expenses of Class G Shares are based on estimated amounts for the current fiscal year . The Adviser may waive its management fee and reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares of the New York Tax-Free Fund will equal 0.95%. The Adviser may terminate these waivers/reimbursements at any time to the extent allowed by law.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the New York Tax-Free Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Tax-Free Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Tax-Free Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year   3 Years   5 Years   10 Years


Class A    $711     $998      $1,307    $2,179

Class G   $157      $486      $  839    $1,834

Risk/Return Summary

OHIO MUNICIPAL BOND FUND


 CLASS A SHARES
Cusip#: 926464801

SOHTX

CLASS G SHARES
Cusip#: 926464413
GMOTX

Investment Objective

The Ohio Municipal Bond Fund seeks to provide a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax.

Principal Investment Strategies

The Ohio Municipal Bond Fund pursues its investment objective by investing at least 80% of its total assets in investment grade obligations. The interest on these obligations is exempt from federal income taxes, including the federal alternative minimum tax. The Ohio Municipal Bond Fund expects to invest at least 65% of its total assets in bonds that pay interest that is also exempt from Ohio personal income tax.

Under normal market conditions, the Ohio Municipal Bond Fund primarily invests in:

* Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;

* Zero coupon, tax, revenue, and bond anticipation notes; and

* Tax-exempt commercial paper.

Important Characteristics of the Ohio Municipal Bond Fund's Investments:

* Quality: Municipal securities rated A or above at the time of purchase by S&P, Fitch IBCA, Moody's, or another NRSRO, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.


* Maturity: The dollar-weighted effective average maturity of the Ohio Municipal Bond Fund generally will range from 5 to 15 years. Under certain market conditions, the Ohio Municipal Bond Fund's portfolio manager may go outside these boundaries.


Ohio's economic activity includes the service sector, durable goods manufacturing, and agricultural industries. Manufacturing activity is concentrated in cyclical industries; therefore, the Ohio economy may be more cyclical than other states. The Ohio Municipal Bond Fund's high portfolio turnover rate may result in higher expenses and taxable capital gain distributions.

There is no guarantee that the Ohio Municipal Bond Fund will achieve its objectives.

Principal Risks

You may lose money by investing in the Ohio Municipal Bond Fund. The Ohio Municipal Bond Fund is subject to the following principal risks, more fully described in "Risk Factors." The Ohio Municipal Bond Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

* Economic or political events take place in Ohio which make the market value of Ohio obligations go down.

* The market value of securities acquired by the Ohio Municipal Bond Fund declines.


* The portfolio manager does not execute the Ohio Municipal Bond Fund's principal investment strategies effectively.


* Interest rates rise.

* An issuer's credit quality is downgraded.

* The Ohio Municipal Bond Fund must reinvest interest or sale proceeds at lower rates.

* The rate of inflation increases.

* The Ohio Municipal Bond Fund is a non-diversified fund. As a non-diversified fund, the Ohio Municipal Bond Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified.


* The Ohio Municipal Bond Fund is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status.


* The Ohio Municipal Bond Fund is subject to additional risks because it concentrates its investments in a single geographic area. This could make the Ohio Municipal Bond Fund more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. The SAI explains the risks specific to investments in Ohio municipal securities.

* The average life of a mortgage-related security is shortened or lengthened.

An investment in the Ohio Municipal Bond Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Ohio Municipal Bond Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


     The bar chart shows returns for Class A Shares of the Ohio Municipal Bond Fund. Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1991     10.75%
1992      7.76%
1993     12.64%
1994     -4.46%
1995     17.72%
1996      4.32%
1997      7.87%
1998      6.56%
1999     -2.67%


Past performance does not indicate future results.

During the period shown in the bar chart, the highest return for a quarter was 6.68% (quarter ending March 31, 1995) and the lowest return for a quarter was -5.07% (quarter ending March 31, 1994).


The table shows how the average annual total returns for Class A Shares of the Ohio Municipal Bond Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns                          Since
(for the Periods ende   d        Past       Past    Inception
December 31,  1999)            One Year   5 Years   (5/18/90)

Class  A(1)                      -8.25%     5.30%     5.98%


Lehman 10-Year

Municipal Bond Index(2)         -1.25%     7.12%     7.39%


1 The Ohio  Municipal  Bond Fund did not offer Class G Shares prior to March 29,
  1999.

2 The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Ohio Municipal Bond Fund.

Shareholder Transaction Expenses
(paid directly from your investment)(1)                Class A  Class G

Maximum Sales Charge
Imposed on Purchases                                   5.75%    NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of                       NONE(2)  NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                                NONE     NONE

Redemption Fees                                        NONE     NONE

Exchange Fees                                          NONE     NONE


Annual Fund Operating Expenses
(deducted from Fund assets)


Management Fees                                        0.60%    0.60%

Distribution (12b-1) Fees                              0.00%    0.25%

Other Expenses (includes a shareholder

servicing fee of 0.25% applicable  to Class A Shares)   0.54%    0.27%


Total Fund Operating Expenses                          1.14%    1.12%


Fee  Waiver/Expense

Reimbursement                                         (0.00)%  (0.21)%

Net Expenses                                           1.14%(3) 0.91%(4)

1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


2 There is no initial  sales charge on purchases of $1 million or more for Class
  A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.


3 The Adviser may waive its management fee and reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares of the Ohio
  Municipal Bond Fund will equal 0.94%. The Adviser may terminate this waiver/reimbursement at any time to the extent allowed by law.

4 The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Ohio Municipal Bond Fund at a maximum of 0.91% until at least April 1, 2001.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Ohio Municipal Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Ohio Municipal Bond Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Bond Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           1 Year   3 Years   5 Years   10 Years

Class A    $685     $916      $1,167    $1,881


Class  G    $ 93      $335      $   597    $1,344


1 This  Example  assumes  that Net Annual Fund  Operating  Expenses  for Class G
  Shares will equal 0.91% until April 1, 2001 and will equal 1.12% thereafter.

Investments

The following describes some of the types of securities the Funds may purchase under normal market conditions. All Funds will not buy all of the securities listed below.

     For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.


     For more information on ratings and a more complete description of which Funds can invest in certain types of securities, see the SAI.


Revenue Bonds.


Payable only from the proceeds of a specific revenue source, such as the users of a municipal facility.


General Obligation Bonds.


Secured by the issuer's full faith, credit, and taxing power for payment of interest and principal.


When-Issued and Delayed-Delivery Securities.


A security that is purchased for delivery at a later time. The market value may change before the delivery date, and the value is included in the NAV of a Fund.


Zero Coupon Bonds.


These securities are purchased at a discount from face value. The bond's face value is received at maturity, with no interest payments before then.


Municipal Lease Obligations.


Issued to acquire land, equipment, or facilities. They may become taxable if the lease is assigned. The lease could terminate, resulting in default.


Certificates of Participation.


A certificate that states that an investor will receive a portion of the lease payments from a municipality.


Refunding Contracts.


Issued to refinance an issuer's debt. A Fund buys these at a stated price and yield on a future settlement date.


Tax, Revenue, and Bond Anticipation Notes.


Issued in expectation of future revenues.

+ Variable & Floating Rate Securities.

Investment grade instruments, some of which may be derivatives or illiquid, with interest rates that reset periodically.

 Mortgage-Backed Securities, Tax-Exempt.

Tax-exempt investments secured by a  mortgage or pools of mortgages.

Resource Recovery Bonds.

Issued to build waste-to-energy facilities and equipment.


Tax Preference Items.


Tax-exempt obligations that pay interest which is subject to the federal "alternative minimum tax."


Industrial Development Bonds and Private Activity Bonds.


Secured by lease  payments  made by a  corporation,  these  bonds are issued for
financing  large  industrial  projects;   i.e.,  building  industrial  parks  or
factories.


Tax Exempt Commercial Paper.


Short-term obligations that are exempt from state and federal income tax.


+ Demand Features, or "Puts."


Contract for the right to sell or redeem a security at a predetermined price on or before a stated date. Usually the issuer may obtain either a stand-by or direct pay letter of credit or guarantee from banks as backup.

+ Derivative Instruments: Indicates a "derivative instrument," whose value is linked to, or derived from another security, instrument, or index.

Risk Factors

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.





This Prospectus describes the principal risks that you may assume as an investor in the Funds.


     Except as noted, each Fund is subject to the principal risks described below.

General  Risks:


* Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.


* Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.


Risks associated with investing in debt securities:

* Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

* Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.

* Reinvestment risk is the risk that when interest rates are declining a Fund that receives interest income or prepayments on a security will have to reinvest at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.


* Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds generally invest in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by NRSROs such as S&P, Fitch IBCA or Moody's.


Risks associated with investing in municipal debt securities:

* Tax-exempt status risk is the risk that a municipal debt security issued as a tax-exempt security may be declared by the Internal Revenue Service to be taxable.

Risks associated with investing in the securities of a single state (New York Tax-Free Fund and Ohio Municipal Bond Funds only):

* Concentration and diversification risk is the risk that only a limited number of high-quality securities of a particular type may be available. Concentration and diversification risk is greater for funds that primarily invest in the securities of a single state. Concentration risk may result in a Fund being invested in securities that are related in such a way that changes in economic, business, or political circumstances that would normally affect one security also could affect other securities within that particular segment of the bond market.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.





Risks associated with investing in mortgage-related securities:

* Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

* Extension risk is the risk that the rate of anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what a Fund's portfolio manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.

An investment in a Fund is not a complete investment program.

Share Price





Each Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of trading on the New York Stock Exchange, Inc. (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

     The Funds value their investments based on market value. When market quotations are not readily available, the Funds value their investments based on fair value methods approved by the Board of Trustees of the Victory Portfolios. Each Class of each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class.

      Total Assets-Liabilities
NAV = ----------------------------
      Number of Shares Outstanding

     You can find a Fund's net asset value each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a Fund reaches a specific number of shareholders or level of assets.

     The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.

Dividends,  Distribution, and Taxes


Your  choice  of  distribution   should  be  set  up  on  the  original  Account
Application. If you would like to change the option you selected, please call the Transfer Agent at 800-539-FUND.

Buying a Dividend.

You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses. A Fund will distribute short-term gains, as necessary, and if a Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

     Ordinarily, the Funds declare and pay dividends monthly. Each class of shares declares and pays dividends separately.

You can receive distributions in one of the following ways.


 REINVESTMENT OPTION


You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


 CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date.


INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of a Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.


 DIRECTED DIVIDENDS OPTION


In most cases, you can automatically reinvest distributions in the same class of shares of another fund of the Victory Group. If you reinvest your distributions in a different class of another fund, you may pay a sales charge on the reinvested distributions.


 DIRECTED BANK ACCOUNT OPTION


In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes


The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in a Fund.




Each Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

* Certain dividends from a Fund will be "exempt-interest dividends," which are exempt from federal income tax. However, exempt-interest dividends are not necessarily exempt from state or local taxes.


* Ordinary dividends from a Fund, if taxable, are treated as ordinary income; dividends from a Fund's long-term capital gains are taxable as long-term capital gain.


* Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

* An exchange of a Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.

* Certain dividends paid to you in January may be taxable as if they had been paid to you the previous December.

* Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

* Certain dividends from the New York Tax-Free Fund will be exempt from certain New York state and local taxes.

* Certain dividends from the Ohio Municipal Bond Fund will be exempt from certain Ohio state and local taxes.





* Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

* You should review the more detailed discussion of federal income tax considerations in the SAI.

 INVESTING WITH VICTORY


All you need to do to get started is to fill out an application.





If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. "Choosing a Share Class" will help you decide whether it would be more to your advantage to buy Class A or Class G Shares of a Fund. The following sections will describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of a Fund.


     We want to make it  simple  for you to do  business  with  us.  If you have
questions   about  any  of  this   information,   please  call  your  Investment
Professional or one of our customer service representatives at 800-539-FUND.

They will be happy to assist you.

Choosing a Share Class

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.

For historical expense information on Class A and G Shares, see the "Financial Highlights" at the end of this Prospectus. For historical expense information on Class A and G Shares, see the "Financial Highlights" at the end of this Prospectus.


Each Fund offers Class A and Class G Shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.


CLASS A

* Front-end sales charge, as described on the next page. There are several ways to reduce this charge.

* Lower annual expenses, generally, than Class G Shares.

CLASS G

* No front-end sales charge. All your money goes to work for you right away.





* Class G Shares are sold only by certain broker-dealers.

 Calculation of Sales Charges -- Class A

Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are listed below.


                                    Sales Charge      Sales Charge
                                    as a % of         as a % of
Your Investment in the Fund         Offering Price    Your Investment

Up to $49,999                       5.75%             6.10%

$50,000 up to $99,999               4.50%             4.71%

$100,000 up to $249,999             3.50%             3.63%

$250,000 up to $499,999             2.50%             2.56%

$500,000 up to $999,999             2.00%             2.04%

$1,000,000 and above*               0.00%             0.00%


* There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions.

 Sales Charge Reductions and Waivers for Class A Shares


There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

You may qualify for reduced sales charges in the following cases:


1. A Letter of Intent lets you buy Class A Shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

3. You can combine Class A Shares of multiple Victory Funds, (excluding funds sold without a sales charge) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.


4. Waivers for certain investors:


     a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers,"* and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.


     b. Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.





*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

     c. Investors who reinvest the proceeds from a liquidation distribution of Class A Shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group , or invested in a fund of the Victory Group.

     d. Investment Professionals who purchased Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

 Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan for its Class A Shares . The shareholder servicing agent performs a number of services for its customers who are shareholders of the Funds. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services a Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of the Class A Shares serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

 Distribution Plan

In accordance with Rule 12b-1 under the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A Shares of the National Municipal Bond Fund and the New York Tax-Free Fund. Class A Shares do not pay expenses under this plan.

Victory has also adopted a Distribution and Service Plan for Class G Shares of each Fund. Under the Class G Plan, each Fund will pay to the Distributor a monthly service fee at an annual rate of 0.25% of its average daily net assets. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. Each Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

Because Rule 12b-1 fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to Buy Shares


You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum initial investment required to open an account is $500, with additional investments of at least $25. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.


     If you buy Shares directly from the Funds and your investment is received and accepted by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your purchase will be processed the same day using that day's share price.


Make your check payable to:  The  Victory  Funds


Keep the following addresses handy for purchases, exchanges, or redemptions:


 BY REGULAR U.S.  MAIL


Send completed Account Applications with your check, bank draft, or money order to:

Class G Shares

The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202


 Class A Shares


The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527


 BY OVERNIGHT MAIL


Use the following address ONLY for overnight packages.

Class G Shares

The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202
Phone: 800-539-FUND


Class A Shares


The Victory Funds
c/o Boston Financial Data Services
66 Brooks Drive
Braintree, MA 02184
Phone: 800-539-FUND


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call 800-539-FUND BEFORE wiring funds .


Class G Shares

The Victory Funds
Firstar Bank

ABA #042000013

For Credit to DDA
Account # 8355281

(insert Fund name, account number and name)


Class A Shares

The Victory Funds
State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA
Account #9905-201-1


(insert account number, name, and confirmation number assigned by the Transfer Agent)

 BY TELEPHONE


800-539-FUND
(800-539-3863)

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.


 ACH


After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Funds do not charge a fee for ACH transfers.


 Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

 Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in Shares of a Fund.


All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares

You can obtain a list of funds available for exchange by calling 800-539-FUND.


You can sell shares of one fund of the Victory Portfolios to buy shares of the same class of any other. This is considered an exchange.


You can exchange shares of a Fund by writing the Transfer Agent or calling 800-539-FUND. When you exchange shares of a Fund, you should keep the following in mind:

* Shares of the fund selected for exchange must be available for sale in your state of residence.

* The Fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.


* If you acquire Class A Shares of a Fund as a result of an exchange you pay the percentage point difference, if any, between the Fund's sales charge and any sales charge that you previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of a Fund as a result of an exchange from another fund of the Victory Group that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.


* On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

* You must meet the minimum purchase requirements for the fund you purchase by exchange.

* The registration and tax identification numbers of the two accounts must be identical.

* You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

* Each Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. Each Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

* Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

* An exchange of Fund shares constitutes a sale for tax purposes.

* Holders of Class G Shares who acquired their shares as a result of the reorganization of the Gradison Funds into the Victory Funds can exchange into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day.


 BY TELEPHONE


The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

* Mail a check to the address of record;

* Wire funds to a domestic financial institution;

* Mail a check to a previously designated alternate address; or

* Electronically transfer your redemption via the Automated Clearing House
(ACH).

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.


 BY MAIL


Use the Regular U.S. Mail or Overnight Mail Address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

* Redemptions over $10,000;

* Your account registration has changed within the last 15 days;

* The check is not being mailed to the address on your account;


* The check is not being made payable to the owner of the account;


* The redemption proceeds are being transferred to another Victory Group account with a different registration; or


* The check or wire is being sent to a different bank account.


     You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


 BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your funds will be wired on the next business day.

 BY ACH

Normally, your redemption will be processed on the same day , but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier). It will be transferred by ACH as long as the transfer is to a domestic bank.

 Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted and that each withdrawal may be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account maybe closed and the proceeds mailed to you.

 Additional Information about Redemptions


* Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

* A Fund may suspend your right to redeem your shares in the following circumstances:


     *    During non-routine closings of the NYSE;

     * When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

     *    When the SEC orders a suspension to protect a Fund's shareholders.


* Each Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Funds


 About Victory


Each Fund is a member of the Victory Portfolios, a group of more than 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Funds.


 The Investment Adviser and Sub-Administrator

Each Fund has an Advisory Agreement which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to each of the Funds. KAM, a subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $76 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

     During the fiscal year ended October 31, 1999, KAM was paid an advisory fee at an annual rate based on a percentage of the average daily net assets of each Fund (after waivers) as shown in the following table.

National Municipal Bond Fund         0.25%

New York Tax-Free Fund               0.30%

Ohio Municipal Bond Fund             0.38%


     Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' Administrator, pays KAM a fee at the annual rate of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.


We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to provide services to their shareholders. Each of these organizations is paid a fee for its services.


Portfolio Management

Paul A. Toft is the portfolio manager or co-portfolio manager of each of the Funds. Mr. Toft, a Senior Portfolio Manager and Managing Director of KAM, has served as the portfolio manager of each of the Funds since 1994.


Stephen C. Dilbone has been the co-portfolio manager of the Ohio Municipal Bond Fund since March 1999. A Chartered Financial Analyst, he formerly served as portfolio manager of the Gradison Ohio Tax-Free Income Fund from its inception in 1992 until March 1999, when its assets were acquired by the Ohio Municipal Bond Fund.

OPERATIONAL STRUCTURE OF THE FUNDS


The Funds are supervised by the Board of Trustees, which monitors the services provided to investors.

 TRUSTEES

 ADVISER

 SHAREHOLDERS

 FINANCIAL SERVICES FIRMS AND THEIR INVESTMENT PROFESSIONALS


Advise current and prospective shareholders on their Fund investments.


 TRANSFER AGENT/SERVICING AGENT


State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholder accounts.


 ADMINISTRATOR, DISTRIBUTOR, AND FUND ACCOUNTANT


BISYS Fund Services
and its affiliates
3435 Stelzer Road
Columbus, OH 43219

Markets the Funds, distributes shares through Investment Professionals, and calculates the value of shares. As Administrator, handles the day-to-day activities of the Funds.


 CUSTODIAN


Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Funds' investments and cash, and settles trades made by the Funds.


 SUB-ADMINISTRATOR


Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Performs certain sub-administrative services.

Additional Information

Some additional information you should know about the Funds.


 Share Classes


The Funds currently offer only the classes of shares described in this Prospectus. At some future date, the Funds may offer additional classes of shares.


 Performance


The Victory Funds may advertise the performance of each Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield, tax-effective yield, and the average annual total return of each Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper, Inc., and industry publications such as Morningstar, Inc., Business Week, or Forbes. You also should see the "Investment Performance" section for the Fund in which you would like to invest.


 Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds will send only one copy of any shareholder reports, prospectuses, and their supplements, unless you have instructed us to the contrary. You may request that the Funds send these documents to each shareholder individually by calling the Funds at 800-539-FUND (800-539-3863).


If you would like to receive additional copies of any materials, please call the Funds at 800-539-FUND.

Financial Highlights


 NATIONAL MUNICIPAL BOND FUND


The Financial Highlights table is intended to help you understand the National Municipal Bond Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the National Municipal Bond Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the National Municipal Bond Fund (assuming reinvestment of all dividends and distributions).


     These financial highlights reflect historical information about Class A Shares of the National Municipal Bond Fund. The financial highlights for the four fiscal years ended October 31, 1999 and the six months ended October 31, 1995 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the National Municipal Bond Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND. The financial highlights for the fiscal year ended April 30, 1995 were audited by other auditors.





                                                                 Class A Shares


                                          Year       Year       Year       Year       Six  Months      Year
                                         Ended      Ended      Ended      Ended      Ended           Ended
                                          Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,        Apr. 30,
                                         1999       1998       1997       1996       1995(4)       1995

Net Asset Value, Beginning of Period     $ 10.92    $ 10.51    $ 10.16    $ 10.06    $  9.59         $ 9.64


Investment Activities

  Net investment income                      0.41       0.43       0.45       0.44       0.24           0.44
  Net realized and unrealized
    gains (losses) from investments        (0.51)      0.41       0.35       0.13       0.46          (0.05)

      Total from Investment Activities     (0.10)      0.84       0.80       0.57       0.70           0.39


Distributions

  Net investment income                    (0.41)     (0.43)     (0.45)     (0.44)     (0.23)         (0.44)
  In excess of net realized gains             --         --         --      (0.03)        --             --
   Net realized gains                       (0.24)        --         --         --         --             --

      Total Distributions                  (0.65)     (0.43)     (0.45)     (0.47)     (0.23)         (0.44)

Net Asset Value, End of Period           $  10.17    $ 10.92    $ 10.51    $ 10.16    $ 10.06         $ 9.59

Total Return (excludes sales charges)      (0.99)%     8.15%      8.10%      5.83%      7.39%(2)     4.21%


Ratios/Supplemental Data:

Net Assets, End of Period (000)           $37,579    $47,296    $47,705    $36,958    $11,964         $5,118
Ratio of expenses to
  average net assets                         0.86%      0.67%      0.36%      0.29%      0.02%(3)     0.20%
Ratio of net investment income
  (loss) to average net assets               3.80%      4.02%      4.43%      4.37%      5.11%(3)     5.01%
Ratio of expenses to
  average net assets(1)                    1.24%      1.22%      1.27%      1.35%      2.57%(3)     3.95%
Ratio of net investment income
  to average net assets(1)                 3.42%      3.47%      3.52%      3.31%      2.56%(3)     1.26%
Portfolio turnover                            127%       152%       154%       143%        72%            52%


---------------

(1)During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.


(2)Not annualized.

(3)Annualized.

(4)Effective June 5, 1995, the Victory National Municipal Bond Portfolio became the National
     Municipal Bond Fund.



Financial Highlights


 NEW YORK TAX-FREE FUND


The Financial Highlights table is intended to help you understand the New York Tax-Free Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the New York Tax-Free Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the New York Tax-Free Fund (assuming reinvestment of all dividends and distributions).


     These financial highlights reflect historical information about Class A Shares of the New York Tax-Free Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the New York Tax-Free Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.



                                                                Class A

                                         Year       Year       Year       Year        Year
                                         Ended      Ended      Ended      Ended      Ended
                                          Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,
                                         1999       1998       1997       1996       1995(2)

Net Asset Value, Beginning of Period     $ 12.80    $ 12.68    $ 12.73    $ 12.85    $ 12.39


Investment Activities

  Net investment income                      0.61       0.61       0.68       0.68       0.87
  Net realized and unrealized
    gains (losses) from investments        (0.81)      0.14       0.03      (0.11)      0.42

      Total from Investment Activities     (0.20)      0.75       0.71       0.57       1.29


Distributions

  Net investment income                    (0.61)     (0.61)     (0.72)     (0.68)     (0.83)
   In excess of net investment income          --         --         --         --         --
  Net realized gains                          --      (0.02)     (0.04)     (0.01)        --

      Total Distributions                  (0.61)     (0.63)     (0.76)     (0.69)     (0.83)

Net Asset Value, End of Period           $  11.99    $ 12.80    $ 12.68    $ 12.73    $ 12.85

Total Return (excludes sales charges)      (1.74)%     6.12%      5.77%      4.53%     10.82%


Ratios/Supplemental Data:

Net Assets, End of Period (000)           $14,084    $18,073    $15,335    $13,754    $15,374
Ratio of expenses to
  average net assets                        0.95%       0.94%      0.94%      0.93%      1.16%
Ratio of net investment income
  to average net assets                      4.82%      4.85%      5.32%      5.25%      5.50%
Ratio of expenses to
  average net assets(1)                    1.42%      1.35%      1.49%      1.58%      1.96%
Ratio of net investment income
  to average net assets(1)                 4.35%      4.44%      4.77%      4.60%      4.70%
Portfolio turnover                             28%        38%        11%        --         18%


---------------

(1)During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(2)Effective June 5, 1995 the Victory New York Tax-Free Portfolio became the New York Tax-Free
     Fund.



Financial Highlights


 OHIO MUNICIPAL BOND FUND


The Financial Highlights table is intended to help you understand the Ohio Municipal Bond Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Ohio Municipal Bond Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Ohio Municipal Bond Fund (assuming reinvestment of all dividends and distributions).


     These financial highlights reflect historical information about Class A and Class G Shares of the Ohio Municipal Bond Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Ohio Municipal Bond Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.


                                                            Class A Shares                      Class G Shares


                                                                                                 March 26,
                                          Year       Year       Year       Year       Year       1999
                                         Ended      Ended      Ended      Ended      Ended       through
                                          Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,    October 31,
                                         1999       1998       1997       1996       1995        1999(4)(5)

Net Asset Value, Beginning of Period     $ 12.04    $ 11.72    $ 11.43    $ 11.32    $ 10.33    $   11.79


Investment Activities

  Net investment income                      0.49       0.51       0.53       0.54       0.52         0.28
  Net realized and unrealized
    gains (losses) from investments        (0.75)      0.42       0.29       0.11       1.00       (0.70)

      Total from  Investment Activities     (0.26)      0.93       0.82       0.65       1.52       (0.42)


Distributions

  Net investment income                    (0.49)     (0.51)     (0.53)     (0.54)     (0.52)      (0.28)
  In excess of net investment income          --         --         --         --      (0.01)         --
  Net realized gains                       (0.10)     (0.10)        --         --         --          --
  In excess of net realized gains          (0.08)        --         --         --         --          --

      Total Distributions                  (0.67)     (0.61)     (0.53)     (0.54)     (0.53)      (0.28)

Net Asset Value, End of Period           $  11.11    $ 12.04    $ 11.72    $ 11.43    $ 11.32    $   11.09

Total Return (excludes sales charges)      (2.29)%     8.18%      7.37%      5.87%     15.03%      (3.59)%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (000)           $74,984    $82,704    $78,043    $73,463    $60,031     $122,458
Ratio of expenses to
  average net assets                         0.92%       0.91%      0.89%      0.89%      0.66%        0.90%(3)
Ratio of net investment income
  to average net assets                      4.20%       4.31%      4.60%      4.72%      4.78%        4.18%(3)
Ratio of expenses to
  average net assets(1)                   1.14%       1.13%      0.99%      1.05%      0.94%        1.12%(3)
Ratio of net investment income
  to average net assets(1)                3.98%       4.09%      4.50%      4.56%      4.49%        3.96%(3)
Portfolio turnover < F6>                      112%        95%        74%        81%       125%         112%


---------------

(1)During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(2)Not annualized.

(3)Annualized.

(4)Period from commencement of operations.

(5)Effective  March 26, 1999,  the Gradison Ohio Tax-Free Fund merged into the
     Victory Ohio Municipal Bond Fund.


(6)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



This page is intentionally left blank.

This page is intentionally left blank.

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

If you would like a free copy of any of the following documents or would like to request other information regarding the Funds, you can call or write the Funds or your Investment Professional.


 Statement of Additional Information (SAI)


Contains more details describing the Funds and their policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


 Annual and Semi-annual Reports


Describes each Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.


If you would like to receive copies of the annual and semi-annual reports and/or the SAI at no charge, please call the Funds at 800-539-FUND (800-539-3863).


How to Obtain Information


By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).

By mail: The Victory Funds
          P.O. Box 8527
         Boston, MA 02266-8527

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.


On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov or from the Victory Funds' website at http://www.victoryfunds.com.

The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.



Victory Funds

(LOGO)(R)     Investment Company Act File Number 811-4852     VF-TEFI-PRO (2/00)

                               [GRAPHIC OMITTED]

                                  Victory Funds



                                   PROSPECTUS



                            Government Mortgage Fund
                                Class A Shares

      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                  Call Victory at: 800-539-FUND (800-539-3863)
          or visit the Victory Funds' website at: www.victoryfunds.com





                                February 28, 2000

TABLE OF CONTENTS


RISK/RETURN SUMMARY FOR THE FUND                                              1
An analysis which includes the investment objective, principal strategies, principal risks, performance and expenses of the Fund.
INVESTMENTS                                                                   4

RISK FACTORS                                                                  5

SHARE PRICE                                                                   6

DIVIDENDS, DISTRIBUTIONS, AND TAXES                                           7

INVESTING WITH VICTORY                                                        9

o    How to Buy Shares                                                       11
o    How to Exchange Shares                                                  14
o    How to Sell Shares                                                      15

ORGANIZATION AND MANAGEMENT OF THE FUND                                      17

ADDITIONAL INFORMATION                                                       19

FINANCIAL HIGHLIGHTS                                                         20


Shares of the Fund are:

o        Not insured by the FDIC;
o Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;
o Subject to possible investment risks, including possible loss of the amount invested.

--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND                                     Risk/Return Summary
--------------------------------------------------------------------------------

Investment Objective

The Fund seeks to provide a high level of current income consistent with safety of principal.

Investment Policies And Strategies

The Fund pursues its investment objective by investing exclusively in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Under normal market conditions, at least 80% of the total assets of the Fund will be invested in U.S. government mortgage-backed securities.

Important characteristics of the Fund's investments:


o Quality: Securities purchased by the Fund are considered to be of the highest quality.

o Maturity: The dollar-weighted effective average maturity of the Fund generally will not exceed 12 years. Under certain market conditions, the portfolio manager may go outside these boundaries.


The Fund's high portfolio turnover may result in higher expenses and taxable gain distributions.

There is no guarantee that the Fund will achieve its objectives.

Proposed Reorganization


The Board of Trustees of the Victory Portfolios has approved a Plan of Reorganization and Liquidation for the Fund. At a special meeting, anticipated to be held in March 2000, shareholders of the Fund will be asked to approve the transfer of the assets of their Fund into Class A Shares of the Victory Fund for Income. If the reorganization of the Fund is approved, shareholders will exchange their Fund shares for Class A shares of the Victory Fund For Income, and the Fund will no longer be available for purchases, exchanges or redemptions. Shareholders will receive shares of the Fund for Income with the same value as the total value of their Fund shares. (In other words, a shareholder who owns $1,000 worth of Class A Shares of the Fund will receive $1,000 worth of Class A Shares of the Victory Fund for Income.) The exchange will not be subject to any sales charges and will not be taxable. The Victory Fund for Income has the same investment adviser, Key Asset Management Inc. (KAM or the Adviser), and service providers as the Fund. If you do not wish to participate in the reorganization, you must redeem your shares by 4:00 p.m. on May 5, 2000.


Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:


o        The market value of securities acquired by the Fund declines.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND                                     Risk/Return Summary
--------------------------------------------------------------------------------

o        Interest rates rise.


o        An issuer's credit quality is downgraded.

o        The Fund must reinvest interest or sale proceeds at lower rates.

o        The rate of inflation increases.

o The average life of a mortgage-related security is shortened or lengthened.


An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.


Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.


1991       15.04%
1992       6.25%
1993       8.18%
1994      -2.06%
1995      15.21%
1996       4.19%
1997       8.76%
1998       6.70%
1999       0.03%

Past performance does not indicate future results.

During the period shown in the bar chart, the highest return for a quarter was 5.54% (quarter ending December 31, 1991) and the lowest return for a quarter was -2.37% (quarter ending March 31, 1994).

--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND                                    Risk/Return Summary
--------------------------------------------------------------------------------

The table shows how the average annual total returns for Class A Shares of the Fund for one year, five years and since inception, including maximum sales charges, compare to those of a broad-based market index.



------------------------------------------------------------------------------
                                                                      Since
Average Annual Total Returns                    Past        Past     Inception
(for the Periods ended December 31, 1999)     One Year     5 Years   (5/18/90)
Class A                                         -5.68%       5.61%     6.60%
    Lehman Mortgage-Backed Index (1)            1.86%        7.98%     8.13%

------------------------------------------------------------------------------


   1 The Lehman Brothers Mortgage-Backed Securities Index is a broad-based unmanaged index that represents the general performance of fixed-rate mortgage bonds. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses (paid directly from your investment)(1)               Class A
   Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)       5.75%
   Maximum  Deferred Sales Charge   (as a percentage of the lower of purchase or
    sale price)                                                                        NONE (2)
   Maximum Sales Charge Imposed on Reinvested Dividends                                NONE
   Redemption Fees                                                                     NONE
   Exchange Fees                                                                       NONE

Annual Fund Operating Expenses (deducted from Fund assets.)

     Management Fees                                                                   0.50%
     Distribution (12b-1) Fees                                                         0.00%
     Other Expenses   (includes a shareholder servicing fee of 0.25%)                  0.58%
     Total Fund Operating Expenses                                                     1.08%

------------------------------------------------------------------------------------------------


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

EXAMPLE


The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                1 Year            3 Years            5 Years          10 Years
Class A          $679               $899             $1,136            $1,816
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investments
--------------------------------------------------------------------------------

The following describes some of the types of securities the Fund may purchase under normal market conditions.

For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.


For a more complete description of the types of securities in which the Fund can invest, see the Statement of Additional information (the SAI).


o U.S. Government Securities. Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency.

o Mortgage-Backed Securities. Instruments secured by a mortgage or pools of mortgages.

o When-Issued and Delayed-Delivery Securities. A security that is purchased for delivery at a later time. The market value may change before the delivery date, and the value is included in the net asset value of the Fund.


o Dollar-Weighted Effective Average Maturity. Based on the value of the Fund's investments in securities with different maturity dates. This measures the sensitivity of a debt security's value to changes in interest rates. The value of a long term debt security is more sensitive to interest rate changes than the value of a short-term security.

--------------------------------------------------------------------------------
Risk Factors
--------------------------------------------------------------------------------

This Prospectus describes the principal risks that you may assume as an investor in the Fund.

     ---------------------------------------------------------------------------
     By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.
     ---------------------------------------------------------------------------


    The Fund is subject to the following principal risks   .


General risks:


o Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price the Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

o Manager risk is the risk that the Fund's portfolio manager may implement its principal investment strategy in a way that does not produce the intended result.


Risks associated with investing in debt securities:


o Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

o Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.

o Reinvestment risk is the risk that when interest rates are declining the Fund that receives interest income or prepayments on a security will have to reinvest these moneys at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.

o Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Fund generally invests in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities.



--------------------------------------------------------------------------------
It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.
--------------------------------------------------------------------------------


       ------------------------------------------------------------------
         An investment in the Fund is not a complete investment program.
       ------------------------------------------------------------------

--------------------------------------------------------------------------------
Risk Factors (continued)
--------------------------------------------------------------------------------

Risks associated with investing in mortgage-related securities:


o Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower interest rates.

o Extension risk is the risk that the rate of anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Fund's portfolio manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.


--------------------------------------------------------------------------------
Share Price
--------------------------------------------------------------------------------


    The Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of trading on the New York Stock Exchange Inc. (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.


The Fund values its investments based on market value. When market quotations are not readily available, the Fund values its investments based on fair value methods approved by the Board of Trustees of the Victory Portfolios. The Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares.


         Total Assets-Liabilities
NAV =    ----------------------
         Number of Shares Outstanding



You can find the Fund's net asset value each day in The Wall Street  Journal and
other newspapers. Newspapers do not normally publish fund information until    a
fund reaches a specific number of shareholders or level of assets.


--------------------------------------------------------------------------------
The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Dividends, Distributions and Taxes

--------------------------------------------------------------------------------
Buying a Dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in the Fund.


Ordinarily, the Fund declares and pays dividends monthly.


Distributions can be received in one of the following ways.

         o        Reinvestment Option

         You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

         o        Cash Option


         A check will be mailed to you no later than seven days after the dividend payment date.


         o        Income Earned Option

         You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

         o        Directed Dividends Option


         You can automatically reinvest distributions in the same class of shares of another fund of the Victory Group. If you reinvest your distributions in a different class of another fund, you may pay a sales charge on the reinvested distributions.


         o        Directed Bank Account Option

         In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

Important Information about Taxes

   ---------------------------------------------------------------------------
   The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
   ---------------------------------------------------------------------------



         The Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

o        Ordinary dividends from the Fund are taxable as ordinary income;
         dividends from the Fund's long-term capital gains are taxable as long-term capital gain.

o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

o Dividends from the Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to U.S. government obligations will be provided with tax statements you receive from the Fund.

o An exchange of the Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

o Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

o Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.

o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

o You should review the more detailed discussion of federal income tax considerations in the SAI.

--------------------------------------------------------------------------------
Investing with Victory
--------------------------------------------------------------------------------

All you need to do to get started is to fill out an application.


         If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of the Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.




        ------------------------------------------------------------------------
         An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
        ------------------------------------------------------------------------



   Calculation of Sales Charges -- Class A


The Fund described in this prospectus offers Class A Shares, which have a front-end sales charge of 5.75%. Please look at the "Fund Expenses" section to find the sales charge.


Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales
charge rates are listed    below.


--------------------------------------------------------------------------------

Your Investment in the Fund:    Sales Charge  as a %      Sales Charge as a % of
                                 of Offering Price           Your Investment

Up to $49,999                          5.75%                      6.10%
$50,000 up to $99,999                  4.50%                      4.71%
$100,000 up to $249,999                3.50%                      3.63%
$250,000 up to $499,999                2.50%                      2.56%
$500,000 up to $999,999                2.00%                      2.04%
$1,000,000 and above*                  0.00%                      0.00%
--------------------------------------------------------------------------------


----------
       *Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.


For historical expense information on Class A shares, see the "Financial Highlights" at the end of this Prospectus.

--------------------------------------------------------------------------------
Investing with Victory (continued)
--------------------------------------------------------------------------------

   Sales Charge Reductions and Waivers


There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

You may qualify for reduced sales charges in the following cases:

         1. A Letter of Intent lets you buy Class A Shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

         2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.


       3. You can combine Class A Shares of multiple Victory Funds (excluding funds sold withhout a sales charge) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.


         4. Waivers for certain investors:


                  a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers"1 , and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.


                  b. Investors who buy shares for trust or other advisory accounts established with KeyCorp or its affiliates.


                  c. Investors in Class A Shares who reinvest the proceeds from a liquidation distribution of Class A shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association or its affiliates, the Victory Group, or
                      invested in    a fund of the Victory Group.

                  d.  Investment  Professionals  who  purchased  Fund shares for
                      fee-based   investment   products  or  accounts,   selling
                      brokers, and their sales representatives.

                      e. Purchase of shares in connection with financial institution sponsored bundled omnibus retirement programs sponsored by financial institutions that have entered into agreements with the Fund's Distributor in connection with the operational requirements of such programs.

                      f. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999.


--------

1 Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

--------------------------------------------------------------------------------
Investing with Victory (continued)
--------------------------------------------------------------------------------



    Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan. The shareholder servicing agent performs a number of services for its customers who are Fund shareholders. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services, the Fund pays a fee at an annual rate of up to 0.25% of its average daily net assets. The Fund may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan

In accordance with Rule 12b-1 under the Investment  Company Act of 1940, Victory
has adopted a Distribution  and Service Plan   for the Fund under which the Fund
   does not pay any expenses.


--------------------------------------------------------------------------------
How to Buy Shares
--------------------------------------------------------------------------------


    You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum initial investment required to open an account is $500 ($100 for IRAs), with additional investments of at least $25. There is no minimum investment required to open an account or for additional investments for SIMPLE IRAs. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.


If you buy shares directly from the Fund and your investment is received and accepted by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your purchase will be processed the same day using that day's share price.


Make your check payable to:     The Victory Funds

   Keep the following addresses handy for purchases, exchanges, or redemptions:


By Regular U.S. Mail

Send completed Account Applications with your check, bank draft, or money order to:

The Victory Funds
P.O. Box 8527

Boston, MA 02266-8527

--------------------------------------------------------------------------------
How to Buy Shares (continued)
--------------------------------------------------------------------------------

By Overnight Mail

Use the following address ONLY for overnight packages.


   The Victory Funds
c/o Boston Financial Data Services
66 Brooks Drive

Braintree, MA 02184
PHONE:  800-539-FUND

By Wire


The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-539-FUND BEFORE wiring funds to obtain a confirmation number.

The Victory Funds
   State Street Bank and Trust Co.

ABA #011000028
For Credit to DDA Account #9905-201-1

(insert account number, name, and confirmation number assigned by the Transfer Agent)


By Telephone:  800-539-FUND (800-539-3863)

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.


   ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Fund does not charge a fee for ACH transfers.

   Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of the Fund.


   Retirement Plans


You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.


--------------------------------------------------------------------------------
         All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How to Exchange Shares
--------------------------------------------------------------------------------


You can obtain a list of funds available for exchange by calling 800-539-FUND

You can sell shares of one fund of the Victory Portfolios to buy shares of the same class of any other. This is considered an exchange.


You can exchange shares of the Fund by writing the Transfer Agent or calling 800-539-FUND. When you exchange shares of the Fund, you should keep the following in mind:


o Shares of the Fund selected for exchange must be available for sale in your state of residence.

o The Fund whose shares you would like to exchange and the fund whose shares you want to buy must offer the exchange privilege.

o Holders of Class G Shares who acquired their shares as a result of the reorganization of the Gradison Funds into the Victory Funds can exchange into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.

o If you acquire Class A Shares of the Fund as a result of an exchange, you pay the percentage-point difference, if any, between the Fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of the Fund as a result of an exchange from another fund in the Victory Group that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.


o On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.


o You must meet the minimum purchase requirements for the fund you buy by exchange.

o The registration and tax identification numbers of the two accounts must be identical.

o You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

o The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

o Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

o        An exchange of Fund shares constitutes a sale for tax purposes.

--------------------------------------------------------------------------------
How to Sell Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------
     There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
     ---------------------------------------------------------------------

If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day.

By Telephone

The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:


o        Mail a check to the address of record;

o        Wire funds to a domestic financial institution;

o        Mail a check to a previously designated alternate address; or

o        Electronically transfer your redemption via the Automated Clearing
         House (ACH).


The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.

By Mail

Use the Regular U.S. Mail or Overnight Mail Address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:


o        Redemptions over $10,000;

o        Your account registration has changed within the last 15 days;

o        The check is not being mailed to the address on your account;

o        The check is not being made payable to the owner of the account;

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

o The redemption proceeds are being transferred to another Victory Group account with a different registration; or

o        The check or wire is being sent to a different bank account.

You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire


If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern time or the close of trading on the NYSE (whichever time is earlier), your funds will be wired on the next business day.


By ACH


Normally, your redemption will be processed on the same day , but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier). It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided personal check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted and that each withdrawal will be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500 ($100 for IRAs), we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information about Redemptions

o Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

o The Fund may suspend your right to redeem your shares in the following circumstances:

           o          During non-routine closings of the NYSE;

           o When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

           o When the SEC orders a suspension to protect the Fund's shareholders.

o The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

--------------------------------------------------------------------------------
Organization and Management of the Fund
--------------------------------------------------------------------------------


We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to provide services to their shareholders. Each of these organizations is paid a fee for its services.

About Victory


The Fund is a member of the Victory Funds, a group of more than 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Fund.


The Investment Adviser and Sub-Administrator

The Fund has an Advisory Agreement which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to the Fund. KAM, a subsidiary of KeyCorp, oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $76 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

During the fiscal year ended  October 31,    1999,  KAM was paid an advisory fee
at an annual rate of 0.50% of the    Fund's average daily net assets.

Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Fund's administrator, pays KAM a fee at the annual rate of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund.

Portfolio Management

Trenton T. Fletcher is the portfolio manager of the Fund, a position he has held
since  January    1998.  A Portfolio  Manager  and  Director of KAM, he has been working in the fixed income markets at KAM since 1989.

                        OPERATIONAL STRUCTURE OF THE FUND

                         Trustees                  Adviser
              ----------------------------------------------------

                                  Shareholders

                          Financial Services Firms and
                         their Investment Professionals
              ----------------------------------------------------

                         Advise current and prospective
                     shareholders on their Fund investments.
              ----------------------------------------------------

                         Transfer Agent/Servicing Agent
              ----------------------------------------------------
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, MA 02110

                         Boston Financial Data Services
                               Two Heritage Drive
                                Quincy, MA 02171

                    Handles services such as record-keeping,
                     statements, processing of buy and sell
                      requests, distribution of dividends,
                     and servicing of shareholder accounts.
              ----------------------------------------------------

--------------------------------------------------------------------------------
          Administrator, Distributor,
              and Fund Accountant                          Custodian
--------------------------------------------     -------------------------------

              BISYS Fund Services                Key Trust Company of Ohio, N.A.
              and its affiliates                        127 Public Square
               3435 Stelzer Road                      Cleveland, OH 44114
              Columbus, OH 43219

 Markets the Fund, distributes share           Provides for the safekeeping of
      Investment Professionals, calculates      the Fund's investments and cash,
      the value of shares. As Administrator,       and settles through  and
      handles the day-to-day activities             trades made by the Fund.
      of the Fund.

------------------------------------------------
Sub-Administrator
------------------------------------------------

           Key Asset Management Inc.
               127 Public Square
              Cleveland, OH 44114

               Performs certain
         sub-administrative services.

------------------------------------------------


The Fund is supervised by the Board of Trustees, which monitor the services provided to investors.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

Some additional information you should know about the Fund.

Share Classes

The Fund currently offers only the class of shares described in this Prospectus.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and average annual total return of the Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper, Inc., and industry publications such as Morningstar, Inc., Business Week, or Forbes. You also should see the Fund's "Investment Performance" section.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of any shareholder reports, prospectuses, and their supplements, unless you have instructed us to the contrary. You may request that the Fund send these documents to each shareholder individually by calling the Fund at 800-539-FUND (800-539-3863).

--------------------------------------------------------------------------------
If you would like to receive additional copies of any materials, please call the Fund at 800-539-FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights                                    Government Mortgage Fund
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.

                                                      Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                     Oct. 31, 1999  Oct. 31, 1998  Oct. 31, 1997  Oct. 31, 1996  Oct. 31, 1995
                                                     -------------- -------------- -------------- -------------- --------------
Net Asset Value, Beginning of Period                      $ 11.07        $ 10.93       $  10.76       $ 10.86         $ 10.33
---------------------------------------------------- -------------- -------------- -------------- -------------- --------------
Investment Activities
     Net investment income                                   0.62           0.63          0.69           0.70            0.72
     Net realized and unrealized gains (losses)
        from investments                                   (0.47)           0.14           0.16         (0.12)           0.62
---------------------------------------------------- -------------- -------------- -------------- -------------- --------------
            Total from Investment Activities                 0.15           0.77           0.85          0.58            1.34
---------------------------------------------------- -------------- -------------- -------------- -------------- --------------
Distributions
     Net investment income                                 (0.61)         (0.63)         (0.68)         (0.67)         (0.71)
     In excess of net realized gains                           --             --            --              --         (0.08)
     Tax return of capital                                     --             --            (b)         (0.01)         (0.02)
---------------------------------------------------- -------------- -------------- -------------- -------------- --------------
            Total Distributions                            (0.61)         (0.63)         (0.68)         (0.68)         (0.81)
---------------------------------------------------- -------------- -------------- -------------- -------------- --------------
Net Asset Value, End of Period                            $ 10.61       $ 11.07       $  10.93         $ 10.76        $ 10.86
---------------------------------------------------- -------------- -------------- -------------- -------------- --------------
Total Return (excludes sales charges)                       1.38%          7.23%          8.22%          5.54%         13.55%

Ratios/Supplemental Data:
         Net Assets, End of Period (000)                 $99,326       $105,085       $103,761       $125,992       $136,103
Ratio of expenses to average net assets                     0.99%          0.88%          0.85%          0.89%          0.77%
Ratio of net investment income to average net               5.67%          5.72%          6.32%          6.46%          6.81%
     assets
Ratio of expenses to average net assets*                    1.08%          1.01%           (a)           0.90%          0.79%
Ratio of net investment income to average net               5.58%          5.59%            (a)          6.45%          6.80%
     assets*
Portfolio turnover                                           274%           296%           115%           127%            59%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  There were no voluntary fee reductions during the period.

(b)  Amount rounds to less than $0.01.

                     This page is intentionally left blank.

The Victory Funds
127 Public Square

OH-01-27-1612
Cleveland, OH  44114






If you would like a free copy of any of the following documents or would like to request other information regarding the Fund, you can call or write the Fund or your Investment Professional.


   Statement of Additional Information (SAI)


Contains more details describing the Fund and its policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


   Annual and Semi-annual Reports

Describes the Fund's performance, lists portfolio holdings, and discusses market
conditions and investment  strategies that significantly  affected    the Fund's
performance during its last fiscal year.

   How to Obtain Information

By telephone: Call    Victory Funds at 800-539-FUND (800-539-3863).


By mail:      The Victory Funds
              P.O. Box 8527
              Boston, MA 02266-8527

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.)


   Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C.

20459-0102.


On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov or from the Victory Funds' website at http: //www.victoryfunds.com.

If you would like to receive copies of the annual and semi-annual reports and/or
the SAI at no charge, please call the Fund at 800-539-FUND   (800-539-3863).

--------------------------------------------------------------------------------
The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.
--------------------------------------------------------------------------------



                   Investment Company Act File Number 811-4852

                                [GRAPHIC OMITTED]

                                  Victory Funds



                                   PROSPECTUS


                            Ohio Regional Stock Fund
                                 Class A Shares



              As with all mutual funds, the Securities and Exchange
              Commission has not approved or disapproved the Fund's
                      securities or determined whether this
                     Prospectus is accurate or complete. Any
                         representation to the contrary
                             is a criminal offense.

                  Call Victory at: 800-539-FUND (800-539-3863)


          or visit the Victory Funds' website at: www.victoryfunds.com

                                February 28, 2000

TABLE OF CONTENTS


RISK/RETURN SUMMARY FOR THE FUND                                               1
An analysis which includes the investment objective, principal strategies,
principal risks, performance   and expenses of the Fund.
INVESTMENTS                                                                    4
RISK FACTORS                                                                   4
SHARE PRICE                                                                    5
DIVIDENDS, DISTRIBUTIONS, AND TAXES                                            6
INVESTING WITH VICTORY                                                         8
o    How to Buy Shares                                                        10
o    How to Exchange Shares                                                   13
o    How to Sell Shares                                                       14
ORGANIZATION AND MANAGEMENT OF THE FUND                                       16
ADDITIONAL INFORMATION                                                        18
    FINANCIAL HIGHLIGHTS                                                      19


Shares of the Fund are:

o        Not insured by the FDIC;

o Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

o Subject to possible investment risks, including possible loss of the amount invested.

--------------------------------------------------------------------------------

OHIO REGIONAL STOCK FUND                                     Risk/Return Summary

--------------------------------------------------------------------------------

Investment Objective

The Fund seeks to provide capital appreciation.

Principal Investment Strategies

The Fund pursues its investment objective by investing at least 80% of its total assets in equity securities issued by companies headquartered in the State of Ohio.


In making investment decisions, Key Asset Management Inc., the Fund's investment adviser (KAM or the Adviser) analyzes cash flow, book value, dividend growth potential, quality of management, earnings, and capitalization. The Fund looks at any information that reflects the potential for future earnings growth. The Fund invests in nationally recognized companies and lesser-known companies that may have smaller capitalization, but also the potential for growth.


Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks and securities convertible into common stocks.

There is no guarantee that the Fund will achieve its objectives.

Proposed Reorganization


The Board of Trustees of the Victory Portfolios has approved a Plan of Reorganization and Liquidation for the Fund. At a special meeting, anticipated to be held in March 2000, shareholders of the Fund will be asked to approve the transfer of the assets of their Fund into Class A Shares of the Victory Established Value Fund. If the Reorganization of the Fund is approved, shareholders will exchange their Fund shares for Class A Shares of the Victory Established Value Fund, and the Fund will no longer be available for purchases, exchanges or redemptions. Shareholders will receive shares of the Established Value Fund with the same value as the total value of their Fund shares. (In other words, a shareholder who owns $1,000 worth of Class A Shares of the Fund will receive $1,000 worth of Class A Shares of the Victory Established Value Fund.) The exchange will not be subject to any sales charges and will not be taxable. The Victory Established Value Fund has the same investment adviser and service providers as the Fund. If you do not wish to participate in the reorganization, you must redeem your shares by 4:00 p.m. on May 5, 2000.


Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:


o        The market value of securities acquired by the Fund declines.

o Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

o        Value stocks fall out of favor relative to growth stocks.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o        A company's earnings do not increase as expected.


--------------------------------------------------------------------------------
OHIO REGIONAL STOCK FUND                                     Risk/Return Summary
--------------------------------------------------------------------------------

Since the Fund concentrates its investments in the State of Ohio, its assets may be at greater risk because of economic, political, or regulatory risks associated with the state. The Fund is subject to additional risks because it concentrates its investments in a single geographic area.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.


Investment Performance


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in its performance for various time periods ending December 31. The figures shown in the bar chart and table assume reinvestment of dividends and distributions.

Sales loads are not reflected on the bar chart (or highest and lowest returns below) and if they were reflected, returns would be lower than those shown.

1990     -18.50%
1991      58.65%
1992      10.88%
1993      16.58%
1994       0.05%
1995      26.43%
1996      20.85%
1997      29.66%
1998      -1.76%
1999     -10.66%

Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 26.20% (quarter ending March 31, 1991) and the lowest return for a quarter was 25.47% (quarter ending September 30, 1990).

--------------------------------------------------------------------------------
OHIO REGIONAL STOCK FUND                                     Risk/Return Summary
--------------------------------------------------------------------------------


The table shows how the average annual total returns for Class A Shares of the Ohio Regional Stock Fund for one year, five years and ten years, including the maximum sales charges, compare to those of two broad-based market indices.



--------------------------------------------------------------------------------

Average Annual Total Returns
(for the Periods ended December 31,
1999)                                Past One Year   Past 5 Years  Past 10 Years
Class A                                 -15.78%         10.39%        10.61%
S&P 500 Index (1)(3)                     21.04%         28.55%        18.21%
    S&P 400 Mid-Cap Index (2)(3)         14.72%         23.05%        17.32%

--------------------------------------------------------------------------------


1 The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.
2 The Standard & Poor's 400 Mid-Cap Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-size companies.
3 Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

Shareholder Transaction Expenses (paid directly from your
    investment) (1)                                                     Class A
    Maximum Sales Charge Imposed on Purchases (as a percentage
    of offering price)                                                  5.75%
    Maximum Deferred Sales Charge (as a percentage of the lower
    of purchase or sale price)                                          NONE (2)
    Maximum Sales Charge Imposed on Reinvested Dividends                NONE
    Redemption Fees                                                     NONE
    Exchange Fees                                                       NONE

Annual Fund Operating Expenses (deducted from Fund assets.)

    Management Fees                                                     0.75%
    Distribution (12b-1) Fees                                           0.00%
    Other Expenses (includes a shareholder servicing fee of 0.25%)      0.73%
      Total Fund Operating Expenses                                     1.48%

--------------------------------------------------------------------------------


1 You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

2 Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

EXAMPLE

The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                  1 Year       3 Years         5 Years               10 Years
Class A            $717         $1,016         $1,336                 $2,242
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investments

--------------------------------------------------------------------------------

Under normal market conditions, the Fund purchases equity securities,  including
common  stock,   preferred   stock  and  securities   that  are  convertible  or
exchangeable into common stock of U.S. corporations.

For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.


For a more complete description of the types of securities in which the Fund can invest, see the Statement of Additional Information (SAI).


--------------------------------------------------------------------------------
Risk Factors
--------------------------------------------------------------------------------

     ------------------------------------------------------------------
     By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.
     ------------------------------------------------------------------


This Prospectus describes the principal risks that you may assume as an investor in the Fund.

The Fund is subject to the following principal risks.


General risks:


o Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price the Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

o Manager risk is the risk that the Fund's portfolio manager may implement its principal investment strategy in a way that does not produce the intended result.


Risk associated with investing in equity securities:


o Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.

Risk associated with investing in the securities of a single state:


o Concentration risk is the risk that only a limited number of high-quality securities of a particular type may be available. Concentration risk is greater for funds that primarily invest in the securities of a single state. Concentration risk may result in the Fund being invested in securities that are related in such a way that changes in economic, business, or political circumstances that would normally affect one security could also affect other securities within that particular segment of the market.



  -------------------------------------------------------------------------
  It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.
  -------------------------------------------------------------------------


          --------------------------------------------------------
          An investment in the Fund is not a complete investment
          program.
          --------------------------------------------------------

--------------------------------------------------------------------------------
Share Price
--------------------------------------------------------------------------------


The Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of trading on the New York Stock Exchange Inc. (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

The Fund values its investments based on market value. When market quotations are not readily available, the Fund values its investments based on fair value methods approved by the Board of Trustees of the Victory Portfolios. The Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares.


         Total Assets-   Liabilities
NAV =    ------------------------

         Number of Shares Outstanding


You can find the Fund's net asset value each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets.


--------------------------------------------------------------------------------
The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dividends, Distributions   and Taxes

Buying a Dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution some of your investment may come back to you as a taxable distribution.
--------------------------------------------------------------------------------


As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in the Fund.


Ordinarily, the Fund declares and pays dividends quarterly.


Distributions can be received in one of the following ways.

      o     Reinvestment Option


      You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


      o     Cash Option


      A check will be mailed to you no later than seven days after the dividend payment date.


      o     Income Earned Option

            You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

      o     Directed Dividends Option


            You can automatically reinvest distributions in the same class of shares of another fund of the Victory Group. If you reinvest your distributions in a different class of another fund, you may pay a sales charge on the reinvested distributions.


      o     Directed Bank Account Option

            In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

--------------------------------------------------------------------------------
Dividends, Distributions   and Taxes (continued)

--------------------------------------------------------------------------------

Important Information about Taxes


       -------------------------------------------------------------------
       The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
       -------------------------------------------------------------------


The Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

o Ordinary dividends from the Fund are taxable as ordinary income; dividends from the Fund's long-term capital gains are taxable as long-term capital gain.

o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

o Dividends from the Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to U.S. government obligations will be provided with tax statements you receive from the Fund.

o An exchange of the Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

o Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

o Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.

o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

o You should review the more detailed discussion of federal income tax considerations in the SAI.

--------------------------------------------------------------------------------
Investing With Victory
--------------------------------------------------------------------------------

All you need to do to get started is to fill out an application.


If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of the Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

   --------------------------------------------------------------------------
   An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
   --------------------------------------------------------------------------


Calculation of Sales Charges -- Class A

The Fund described in this prospectus offers Class A Shares, which have a front-end sales charge of 5.75%. Please look at the "Fund Expenses" section to find the sales charge.


Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales
charge rates are    listed below.


--------------------------------------------------------------------------------

   Your Investment in the Fund:  Sales Charge as a % of   Sales Charge as a % of
                                     Offering Price           Your Investment
    Up to $49,999                         5.75%                    6.10%
$50,000 up to $99,999                     4.50%                    4.71%
$100,000 up to $249,999                   3.50%                    3.63%
$250,000 up to $499,999                   2.50%                    2.56%
$500,000 up to $999,999                   2.00%                    2.04%
$1,000,000 and above*                     0.00%                    0.00%

--------------------------------------------------------------------------------

* Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

For historical expense information on Class A shares, see the "Financial Highlights" at the end of this Prospectus.

--------------------------------------------------------------------------------
Investing with Victory (continued)
--------------------------------------------------------------------------------


   Sales Charge Reductions and Waivers

There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.


You may qualify for reduced sales charges in the following cases:

      1. A Letter of Intent lets you buy Class A Shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

      2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.


      3. You can combine Class A Shares of multiple Victory Funds (excluding funds sold without a sales charge) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.


      4.    Waivers for certain investors:


            a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers "2 , and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

            b. Investors who buy shares for trust or other advisory accounts established with KeyCorp or its affiliates.

            c. Investors in Class A Shares who reinvest the proceeds from a liquidation distribution of Class A shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association or its affiliates, the Victory Group, or invested in a fund of the Victory Group.

            d. Investment Professionals who purchased Fund shares for fee-based investment products or accounts, selling brokers, and their sales representatives.

            e. Purchase of shares in connection with financial institution sponsored bundled omnibus retirement programs sponsored by financial institutions that have entered into agreements with the Fund's Distributor in connection with the operational requirements of such programs.

            f. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999.


--------
1 Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

--------------------------------------------------------------------------------
Investing with Victory (continued)
--------------------------------------------------------------------------------


Shareholder Servicing Plan


The Fund has adopted a Shareholder Servicing Plan. The shareholder servicing agent performs a number of services for its customers who are Fund shareholders. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services, the Fund pays a fee at an annual rate of up to 0.25% of its average daily net assets. The Fund may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan


In accordance with Rule 12b-1 under the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for the Fund under which the Fund does not pay any expenses.

--------------------------------------------------------------------------------
How to Buy Shares
--------------------------------------------------------------------------------


You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum initial investment required to open an account is $500 ($100 for IRAs), with additional investments of at least $25. There is no minimum investment required to open an account or for additional investments for SIMPLE IRAs. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.


If you buy shares directly from the Fund and your investment is received and accepted by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your purchase will be processed the same day using that day's share price.


Make your check payable to:  The Victory Funds

Keep the following addresses handy for purchases, exchanges, or redemptions:


By Regular U.S. Mail

Send completed Account Applications with your check, bank draft, or money order to:

The Victory Funds
P.O. Box 8527

Boston, MA 02266-8527

--------------------------------------------------------------------------------
How to Buy Shares (continued)
--------------------------------------------------------------------------------

By Overnight Mail

Use the following address ONLY for overnight packages.


The Victory Funds
c/o Boston Financial Data Services
66 Brooks Drive

Braintree, MA 02184
PHONE:  800-539-FUND

By Wire

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-539-FUND BEFORE wiring funds to obtain a confirmation number.


The Victory Funds
State Street Bank and Trust Co.

ABA #011000028

For Credit to DDA  Account #9905-201-1
(insert account number, name, and confirmation number assigned by the Transfer Agent)


By Telephone:  800-539-FUND (800-539-3863)


If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Fund does not charge a fee for ACH transfers.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

--------------------------------------------------------------------------------
How to Buy Shares (continued)
--------------------------------------------------------------------------------


Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of the Fund.


Retirement Plans


You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

--------------------------------------------------------------------------------
All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer
  Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only buy or exchange into fund shares legally available in your state. If your account falls below
    $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How to Exchange Shares
--------------------------------------------------------------------------------


You can obtain a list of funds available for exchange by calling 800-539-FUND

You can sell shares of one fund of the Victory Portfolios to buy shares of the same class of any other. This is considered an exchange.


You can exchange shares of the Fund by writing the Transfer Agent or calling 800-539-FUND. When you exchange shares of the Fund, you should keep the following in mind:


o Shares of the Fund selected for exchange must be available for sale in your state of residence.

o The Fund whose shares you would like to exchange and the fund whose shares you want to buy must offer the exchange privilege.


o Holders of Class G Shares who acquired their shares as a result of the reorganization of the Gradison Funds into the Victory Funds can exchange into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.


o If you acquire Class A Shares of the Fund as a result of an exchange, you pay the percentage-point difference, if any, between the Fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of the Fund as a result of an exchange from another fund in the Victory Group that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.

o On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

o You must meet the minimum purchase requirements for the fund you buy by exchange.

o The registration and tax identification numbers of the two accounts must be identical.

o You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

o The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

o Before exchanging, read the prospectus of the fund you wish to purchase by exchange.


o     An exchange of Fund shares constitutes a sale for tax purposes.

--------------------------------------------------------------------------------
How to Sell Shares
--------------------------------------------------------------------------------

      ---------------------------------------------------------------------
       There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
      ---------------------------------------------------------------------

If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day.

By Telephone

The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:


o     Mail a check to the address of record;

o     Wire funds to a domestic financial institution;

o     Mail a check to a previously designated alternate address; or

o     Electronically transfer your redemption via the Automated Clearing House
      (ACH).


The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.

By Mail


Use the Regular U.S. Mail or Overnight Mail Address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

o     Redemptions over $10,000;

o     Your account registration has changed within the last 15 days;

o     The check is not being mailed to the address on your account;

o     The check is not being made payable to the owner of the account;

o The redemption proceeds are being transferred to another Victory Group account with a different registration; or

o     The check or wire is being sent to a different bank account.

--------------------------------------------------------------------------------
How to Sell Shares (continued)
--------------------------------------------------------------------------------


You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


By Wire


If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern time or the close of trading on the NYSE (whichever time is earlier), your funds will be wired on the next business day.


By ACH


Normally, your redemption will be processed on the same day , but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier). It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided personal check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted and that each withdrawal will be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500 ($100 for IRA accounts), we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information about Redemptions

o Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

o The Fund may suspend your right to redeem your shares in the following circumstances:

      o     During non-routine closings of the NYSE;

      o When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

      o     When the SEC orders a suspension to protect the Fund's shareholders.

o The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

--------------------------------------------------------------------------------

Organization and Management of the Fund
--------------------------------------------------------------------------------


We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to provide services to their shareholders. Each of these organizations is paid a fee for its services.

About Victory

The Fund is a member of the Victory Funds, a group of more than 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Fund.

The Investment Adviser and Sub-Administrator

The Fund has an Advisory Agreement which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to the Fund. KAM, a subsidiary of KeyCorp, oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $76 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

During the fiscal year ended October 31, 1999, KAM was paid an advisory fee at an annual rate of 0.68% of the Fund's average daily net assets .


Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Fund's administrator, pays KAM a fee at the annual rate of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund.


Portfolio Management


Lynn S. Hamilton is the portfolio manager of the Fund, a position he has held since October 1991. He is a Portfolio Manager and Managing Director of KAM, and has been in the investment business since 1977.

                        OPERATIONAL STRUCTURE OF THE FUND

                         Trustees                  Adviser
              ----------------------------------------------------

                                  Shareholders

                          Financial Services Firms and
                         their Investment Professionals
              ----------------------------------------------------

                         Advise current and prospective
                     shareholders on their Fund investments.
              ----------------------------------------------------

                         Transfer Agent/Servicing Agent
              ----------------------------------------------------
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, MA 02110

                         Boston Financial Data Services
                               Two Heritage Drive
                                Quincy, MA 02171

                    Handles services such as record-keeping,
                     statements, processing of buy and sell
                      requests, distribution of dividends,
                     and servicing of shareholder accounts.
              ----------------------------------------------------

--------------------------------------------------------------------------------
          Administrator, Distributor,
              and Fund Accountant                          Custodian
--------------------------------------------     -------------------------------

              BISYS Fund Services                Key Trust Company of Ohio, N.A.
              and its affiliates                        127 Public Square
               3435 Stelzer Road                      Cleveland, OH 44114
              Columbus, OH 43219

 Markets the Fund, distributes share           Provides for the safekeeping of
      Investment Professionals, calculates      the Fund's investments and cash,
      the value of shares. As Administrator,       and settles through  and
      handles the day-to-day activities             trades made by the Fund.
      of the Fund.


------------------------------------------------
Sub-Administrator
------------------------------------------------

           Key Asset Management Inc.
               127 Public Square
              Cleveland, OH 44114

               Performs certain
         sub-administrative services.

------------------------------------------------


The Fund is supervised by the Board of Trustees, which monitor the services provided to investors.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

Some additional information you should know about the Fund.

Share Classes

The Fund currently offers only the class of shares described in this Prospectus.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and average annual total return of the Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper, Inc., and industry publications such as Morningstar, Inc., Business Week, or Forbes. You also should see the Fund's "Investment Performance" section.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of any shareholder reports, prospectuses, and their supplements, unless you have instructed us to the contrary. You may request that the Fund send these documents to each shareholder individually by calling the Fund at 800-539-FUND (800-539-3863).

--------------------------------------------------------------------------------
If you would like to receive additional copies of any materials, please call the Fund at 800-539-FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights                                    Ohio Regional Stock Fund
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights for the five fiscal years ended October 31, 1999 were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND.


                                                                                                                     Prior to
                                                                                                                   designation
                                                                            Class A Shares                          as Class A
                                                                                                                      Shares
                                                     ------------------------------------------------------------- --------------
                                                      Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
                                                     Oct. 31, 1999  Oct. 31, 1998  Oct. 31, 1997  Oct. 31, 1996    Oct. 31, 1995
                                                                                                        (a)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $ 20.67        $ 23.56       $  17.95         $ 15.94         $ 14.56
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                                   0.18           0.18           0.14             0.14           0.17
     Net realized and unrealized gains (losses)
        from investments                                   (1.26)         (0.80)           5.96             2.62           2.13
---------------------------------------------------------------------------------------------------------------------------------
            Total from Investment Activities               (1.08)         (0.62)           6.10             2.76           2.30
---------------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                                 (0.17)         (0.17)         (0.14)           (0.14)         (0.17)
     In excess of net investment income                        --             --            --                --         (0.01)
     Net realized gains                                    (2.42)         (2.10)         (0.35)           (0.36)         (0.65)
     In excess of net realized gains                           --             --             --           (0.25)         (0.09)
---------------------------------------------------------------------------------------------------------------------------------
            Total Distributions                            (2.59)         (2.27)         (0.49)           (0.75)         (0.92)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $ 17.00        $ 20.67        $ 23.56          $ 17.95        $ 15.94
---------------------------------------------------- -------------- -------------- -------------- ---------------- --------------
Total Return (excludes sales charges)                      (6.31)%        (3.13)%         34.61%           17.79%         16.93%

Ratios/Supplemental Data:
         Net Assets, End of Period (000)                 $23,529        $41,653        $53,703          $45,294        $39,048
Ratio of expenses to average net assets                     1.39%          1.26%          1.26%            1.39%          1.20%
Ratio of net investment income to average net
     assets                                                 0.92%          0.76%          0.67%            0.79%          1.13%
Ratio of expenses to average net assets*                    1.48%          1.37%          1.26%            1.40%          1.24%
Ratio of net investment income to average net
     assets*                                                0.83%          0.65%          0.67%            0.78%          1.09%
Portfolio turnover                                             2%             6%             8%               6%            11%


* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Effective March 1, 1996, the Fund designated the existing shares as Class A Shares.

The Victory Funds
127 Public Square

OH-01-27-1612
Cleveland, OH  44114

If you would like a free copy of any of the following documents or would like to request other information regarding the Fund, you can call or write the Fund or your Investment Professional.


Statement of Additional Information (SAI)


Contains more details describing the Fund and its policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


Annual and Semi-annual Reports


Describes the Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Obtain Information

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).


By mail:      The Victory Funds
              P.O. Box 8527
              Boston, MA 02266-8527

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.)


Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.



On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov or from the Victory Funds' website at http: //www.victoryfunds.com.


If you would like to receive copies of the annual and semi-annual reports and/or the SAI at no charge, please call the Fund at 800-539-FUND (800-539-3863).

--------------------------------------------------------------------------------
The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.
--------------------------------------------------------------------------------


                   Investment Company Act File Number 811-4852

                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A

PART C.    OTHER INFORMATION

Item 23.

                  Exhibits:

(a)(1)     Certificate of Trust (1)

(a)(2)(a)  Delaware Trust Instrument dated December 6, 1995, as amended. (2)

(a)(2)(b) Schedule A to Trust Instrument dated December 6, 1995, as amended August 17, 1999.(3)

(b)        Bylaws, Amended and Restated as of August 28, 1998. (4)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM").(5)

(d)(1)(b) Schedule A to Investment Advisory Agreement dated as of March 1, 1997, as revised December 11, 1998. (6)

(d)(2) Investment Advisory Agreement dated March 1, 1997 between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund.
           (7)

------------------------

(1)        Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  26  to
           Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2)        Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  36  to
           Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.

(3)        Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  58  to
           Registrant's Registration Statement on Form N-1A filed electronically on December 30, 1999, accession number 0000922423-99-001542.


(4)        Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  44  to
           Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

(5)        Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  42  to
           Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(6)        Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  54  to
           Registrant's Registration Statement on Form N-1A filed electronically on October 15, 1999, accession number 0000922423-99-001196.

(d)(3) Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund, as amended December 11, 1998, to include the Gradison Government Reserves Fund and Established Value Fund, as revised December 11, 1998.(6)

(d)(4) Investment Sub-Advisory Agreement dated March 1, 1997 between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund. (7)

(d)(5) Investment Advisory Agreement dated June 1, 1998 between Registrant and KAM regarding the International Growth Fund. (5)

(d)(6) Portfolio Management Agreement dated June 1, 1998 between Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund.(8)

(e)(1)     Distribution  Agreement  dated June 1, 1996  between  Registrant  and
           BISYS  Fund  Services   Limited   Partnership   (together   with  its
           subsidiaries,  "BISYS").  (5)

(e)(2)     Schedule  I to the  Distribution  Agreement,  as  revised  August 17,
           1999.(6)

(f)        None.

(g)(1)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998. (5)

(g)(1)(b) Schedule A to the Mutual Fund Custody Agreement, as revised August 17, 1999. (6)

(g)(2)     Custody  Agreement  dated May 31, 1996 between  Morgan  Stanley Trust
           Company   and  Key  Trust   Company  of   Ohio.(9)

(h)(1)     Form of Broker-Dealer  Agreement.(10)

(h)(2) Administration Agreement dated October 1, 1999 between Registrant and BISYS. (6)

(h)(3)(a) Sub-Administration Agreement dated October 1, 1999 between BISYS and KAM. (6)

(h)(4)(a) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company. (5)


(h)(4)(b) Schedule A to the Transfer Agency and Service Agreement, as revised August 17, 1999. (6)

------------------------

(7)        Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  34  to
           Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(8)        Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  40  to
           Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.

(9)        Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  30  to
           Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

(10)       Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  27  to
           Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(h)(5)(a) Fund Accounting Agreement dated June 1, 1999 between Registrant and BISYS. (11)

(h)(6) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(i)        Not applicable.

(j)(1)     Opinion and Consent of Kramer Levin Naftalis & Frankel LLP.

(j)(2)     Opinion of Morris, Nichols, Arsht & Tunnell.

(j)(3)     Consent of PricewaterhouseCoopers LLP.

(j)(4)     Consent of Arthur Andersen LLP.

(k)        Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1)(a)  Distribution and Service Plan dated June 5, 1995. (5)

(m)(1)(b)  Distribution and Service Plan -- Schedule I dated May 11, 1999. (11)

(m)(2)(a) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant.(12)

(m)(2)(b) Schedule A to Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant, as revised August 17, 1999. (6)

(m)(3)(a)  Shareholder Servicing Plan dated June 5, 1995.(4)

(m)(3)(b) Schedule I to the Shareholder Servicing Plan, as revised May 11, 1999. (11) (m)(4) Form of Shareholder Servicing Agreement. (1)

(n) Amended and Restated Rule 18f-3 Multi-Class Plan, dated as of February 23, 2000.

------------------------

(11)       Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  51  to
           Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1999, accession number 0000922423-99-000795.

(12)       Filed  as  an  Exhibit  to   Post-Effective   Amendment   No.  45  to
           Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

           Powers of Attorney of Roger Noall and Frank A. Weil.  (13 )

           Powers of Attorney of Leigh A. Wilson, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (2)

Item 24.   Persons Controlled by or Under Common Control with Registrant.

           None.

Item 25.   Indemnification

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

           (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

           (ii)  in  the  event  of  a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of
such  a  person.   Nothing

------------------------

(13) Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection
(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $83 billion as of September 30, 1999. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $79 billion in assets under management, and provide a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, Cleveland, Ohio 44114, was incorporated in 1991.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as sub-adviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates that are engaged in the brokerage business. The principal office of IIIS is 90 Blvd. Pasteur, 75730, Paris, CEDEX, 15 -- France.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:
--------------------------------------------------------------------

Directors:
---------

William G. Spears     o  Senior Managing Director and Chairman.
Richard J. Buoncore   o  Senior Managing Director, President and Chief Executive
                         Officer.
Bradley E. Turner     o  Senior Managing Director and Chief Operating Officer.
Anthony Aveni         o  Senior Managing Director and Chief Investment Officer
                         of KAM.
Vincent DeP. Farrell  o  Senior Managing Director and Chief Investment Officer
                         of Spears, Benzak, Salomon & Farrell Division.
Richard E. Salomon    o  Senior Managing Director.
Gary R. Martzolf      o  Senior Managing Director.

Other Officers:
---------------
Charles G. Crane      o  Senior Managing Director and Chief Market Strategist.
James D. Kacic        o  Chief Financial Officer, Chief Administrative Officer,
                         and Senior Managing Director.
William R. Allen      o  Managing Director.
Jeff D. Suhanic       o  Chief Compliance Officer.
Michael Foisel        o  Assistant Treasurer.
William J. Blake      o  Secretary.
Steven N. Bulloch     o  Assistant Secretary.  Also, Senior Vice President and
                         Senior Counsel of KeyCorp Management Company.
Kathleen A. Dennis    o  Senior Managing Director.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officer and director of Lakefront is:
------------------------------------------------------------

Nathaniel E. Carter               o     President and Chief Investment Officer.

The business address of the foregoing individual is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of IIIS are as follows:

Jean-Claude Kaltenbach        o     Chairman
                                    and CEO.
Ian Gerald McEvatt            o     Director.    Claude Doumic      o  Director.
Didier Guyot de la Pommeraye  o     Director.    Charles Vergnot    o  Director.
Eric Jostrom                  o     Director.    Gerard Sutterlin   o  Secretary
                                                                       General.

The business address of each of the foregoing individuals is 90 Blvd. Pasteur, 75730 Paris, CEDEX 15 -- France.

Item 27.   Principal Underwriter

(a) BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of Registrant's administrator, also acts as the distributor for the following investment companies as of November 9, 1999.

Alpine Equity Trust                        Meyers Investment Trust
American Performance Funds                 MMA Praxis Mutual Funds
AmSouth Mutual Funds                       M.S.D. & T. Funds
The BB&T Mutual Funds Group                Pacific Capital Funds
The Coventry Group                         Republic Advisor Funds Trust
ESC Strategic Funds, Inc.                  Republic Funds Trust
The Eureka Funds                           Sefton Funds Trust
Fifth Third Funds                          SSgA International Liquidity Fund
Governor Funds                             Summit Investment Trust
Hirtle Callaghan Trust                     USAllianz Funds
HSBC Funds Trust and HSBC                  USAllianz Funds Variable
     Mutual Funds Trust                        Insurance Products Trust
The Infinity Mutual Funds, Inc.            Valenzuela Capital Trust
INTRUST Funds Trust                        Variable Insurance Funds
Magna Funds                                The Victory Variable Insurance Funds
Mercantile Mutual Funds, Inc.              Vintage Mutual Funds, Inc.
Metamarkets.com

(b) Directors and officers of BISYS Fund Services, Inc., the general partner of the Distributor, as of November 9, 1999 were as follows:

Lynn Mangum                 o     Director.
Dennis Sheehan              o     Director.
Kevin Dell                  o     Vice President and Secretary.
William Tomko               o     Senior Vice President.
Robert Tuch                 o     Assistant Secretary.

None of the foregoing individuals holds any position with Registrant. The business address of each of these individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

(c)        Not applicable.

Item 28.   Location of Accounts and Records

(1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

(2) Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as investment sub-adviser for the Lakefront Fund only).

(3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(4) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its function as shareholder servicing agent).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(6) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(7)        State Street Bank and Trust  Company,  225 Franklin  Street,  Boston,
           Massachusetts   02110-3875  (records  relating  to  its  function  as
           transfer agent).

(8) Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(9) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(10) Chase Manhattan Bank, 55 Water Street, Room 728, New York, New York 10041 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

Item 29.   Management Services

           None.

Item 30.   Undertakings

           None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of February, 2000.

                             THE VICTORY PORTFOLIOS

                             By:  /s/ Leigh A. Wilson
                                ----------------------
                                Leigh A. Wilson, President and Trustee

           Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

            Signature                  Title                Date
            ---------                  -----                ----
/s/ Roger Noall              Chairman of the
-----------------------      Board and Trustee            February 28, 2000
    Roger Noall

/s/ Leigh A. Wilson          Trustee                      February 28, 2000
-----------------------
    Leigh A. Wilson

/s/ Joel B. Engle            Treasurer                    February 28, 2000
-----------------------
    Joel B. Engle

/s/ Harry Gazelle*           Trustee                      February 28, 2000
-----------------------
    Harry Gazelle

/s/ Thomas F. Morissey*      Trustee                      February 28, 2000
-----------------------
    Thomas F. Morrissey

/s/ H. Patrick Swygert*      Trustee                      February 28, 2000
-----------------------
    H. Patrick Swygert

/s/ Frank A. Weil*           Trustee                      February 28, 2000
-----------------------
    Frank A. Weil

/s/ Eugene J. McDonald*      Trustee                      February 28, 2000
-----------------------
    Eugene J. McDonald

--------------------------------
*By:  /s/ Carl Frischling
Carl Frischling
Attorney-in-fact

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number


EX-99.i(a) Kramer Levin Naftalis & Frankel LLP opinion and consent.

EX-99.i(b) Morris, Nichols, Arsht & Tunnell opinion.

EX-99.j(a) PricewaterhouseCoopers LLP consent.

EX-99.j(b) Arthur Andersen LLP consent.

EX-99.n    Rule 18f-3 Plan.